     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2001
                                             1933 ACT REGISTRATION NO. 33-76004*
                                             1940 ACT REGISTRATION NO. 811-04536
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                    FORM S-6

                       POST-EFFECTIVE AMENDMENT NO. 14 TO
                             REGISTRATION STATEMENT
                                FOR REGISTRATION
                                   UNDER THE
                             SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2
                                  ------------

                VARIABLE LIFE ACCOUNT B OF AETNA LIFE INSURANCE
                              AND ANNUITY COMPANY
                                   ----------

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                          151 FARMINGTON AVENUE, TS31,
                          HARTFORD, CONNECTICUT 06156
                         DEPOSITOR'S TELEPHONE NUMBER,
                      INCLUDING AREA CODE: (860) 273-4686
                                ----------------

      JULIE E. ROCKMORE, COUNSEL
   AETNA LIFE INSURANCE AND ANNUITY                      COPY TO
                COMPANY                         JEFFREY A. BRINE, ESQUIRE
     151 FARMINGTON AVENUE, TS31,          THE LINCOLN NATIONAL LIFE INSURANCE
      HARTFORD, CONNECTICUT 06156                        COMPANY
(NAME AND COMPLETE ADDRESS OF AGENT FOR          350 CHURCH STREET--MLW1
               SERVICE)                          HARTFORD, CT 06103-1106

                                ----------------

           APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)
                                ----------------

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant, for the fiscal year ending December 31, 2000 was filed March 22, 2000.
                                ----------------

     It is proposed that this filing will become effective:
     [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]   on May 1, 2001 pursuant to paragraph (b) of Rule 485
     [ ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

*Pursuant to Rule 429(a) under the Securities Act of 1933, the Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-02339.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                             CROSS REFERENCE SHEET

FORM N-8B-2
-----------
 ITEM NO.    PART I PROSPECTUS
 --------    -----------------
  1          Cover Page; The Company and as amended; The
             Separate Account and the General Account
  2          Cover Page; The Company and as amended; The
             Separate Account and the General Account
  3          Not Applicable
  4          Cover Page; The Company and as amended; Additional
             Information--Distribution of the Policies
  5          The Company and as amended; The Separate Account
             and the General Account
  6          The Company and as amended; The Separate Account
             and the General Account
  7          Not Applicable
  8          Financial Statements
  9          Legal Matters and Proceedings, and as amended
  10         Policy Summary; Charges and Deductions;
             Accumulation Unit; Policy Values; Right to
             Instruct Voting of Fund Shares; Policy Lapse;
             Reinstatement of a Lapsed Policy; Cash Surrender
             Value; Maturity Value; Death Benefit; Settlement
             Options; Policy Loans; Right to Examine the
             Policy; Additional Information; Miscellaneous
             Provisions
  11         Policy Summary; The Fixed Account; The Funds
  12         Not Applicable
  13         Policy Summary; Charges and Deductions
  14         Premium Payments; Policy Values; Accumulation
             Unit; Miscellaneous Policy Provisions
  15         Policy Summary; The Funds; Premium Payments;
             Policy Values; Accumulation Unit
  16         Policy Summary; The Funds; Premium Payments;
             Policy Values
  17         Cash Surrender Value; Surrender Charges; Policy
             Loans
  18         Premiums; The Separate Account; The Fixed Account;
             The Funds; Tax Matters
  19         Reports to Policy Owners; Right to Instruct Voting
             of Fund Shares; Additional Information-- Records
             and Accounts
  20         Not Applicable
  21         Policy Loans
  22         Not Applicable
  23         Directors and Officers of the Company, and as
             amended
  24         Miscellaneous Policy Provisions
  25         The Company, and as amended
  26         Policy Summary; Charges and Deductions
  27         The Company, and as amended
  28         The Company, and as amended; Directors and
             Officers of the Company, and as amended
  29         The Company and as amended
  30         Not Applicable
  31         Not Applicable
  32         Not Applicable
  33         Not Applicable
  34         Not Applicable
  35         The Company and as amended; Additional Information
  36         Not Applicable

FORM N-8B-2
-----------
ITEM NO.     PART I PROSPECTUS
--------     -----------------
  37         Not Applicable
  38         Additional Information
  39         The Company, and as amended
  40         Policy Summary; Charges and Deductions
  41         The Company, and as amended
  42         The Company, and as amended; Directors and
             Officers of the Company, and as amended
  43         Not Applicable
  44         Policy Values; Accumulation Unit; Financial
             Statements
  45         Not Applicable
  46         Appendix A--Illustrations of Death Benefit; Total
             Account Values and Cash Surrender Values for
             AetnaVest Policies; Appendix B--Illustrations of
             Death Benefits; Total Account Values and Cash
             Surrender Values for AetnaVest II Policies
  47         Policy Summary; Policy Values
  48         Not Applicable
  49         Not Applicable
  50         Not Applicable
  51         Not Applicable
  52         The Separate Account; The Fixed Account; The Funds
  53         Tax Matters
  54         Not Applicable
  55         Not Applicable
  56         Not Applicable
  57         Not Applicable
  58         Not Applicable
  59         Financial Statements, and as amended

                                                        AETNAVEST & AETNAVEST II


Aetna Life Insurance and
Annuity Company                   Administrative Office:                          VARIABLE LIFE ACCOUNT B
Home Office:                      Personal Service Center, MVLI                          PROSPECTUS
151 Farmington Avenue             350 Church Street                                  DATED: MAY 1, 2001
Hartford, Connecticut 06156       Hartford, CT 06103-1106
Telephone: (800) 334-7586         Telephone: (800) 334-7586


--------------------------------------------------------------------------------

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
--------------------------------------------------------------------------------

This Prospectus describes AetnaVest and AetnaVest II, two flexible premium variable life insurance contracts (the "Policy" or "Policies"), offered by Aetna Life Insurance and Annuity Company (the "Company", "we", "us").

In October 1998, the Company and life insurance affiliates of Lincoln Financial Group ("Lincoln") entered into a transaction whereby nearly all of the Company's variable life insurance business was reinsured by the Lincoln affiliates.

The Policies feature:  - flexible premium payments;
                    - a choice of one of two death benefit options; and
                    - a choice of underlying investment options.


You may allocate net premiums to subaccounts which invest in the mutual funds listed below. Each fund has its own investment objective. Not all funds may be available under all Policies or in all jurisdictions. You should review each fund's Prospectus before making your decision.


-  AETNA ASCENT VP

-  AETNA BALANCED VP, INC.

-  Aetna Income Shares d/b/a AETNA BOND VP

-  AETNA CROSSROADS VP

-  Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP

-  AETNA INDEX PLUS LARGE CAP VP

-  AETNA LEGACY VP

-  Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP

-  FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) EQUITY-INCOME PORTFOLIO

- FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II) CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO

-  JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

-  JANUS ASPEN BALANCED PORTFOLIO

-  JANUS ASPEN GROWTH PORTFOLIO

-  JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

-  OPPENHEIMER GLOBAL SECURITIES FUND/VA

-  OPPENHEIMER STRATEGIC BOND FUND/VA


-  PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO


-  PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO

-  PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO

-  PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO

-  PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO

Net premiums allocated to the Fixed Account earn fixed rates of interest. We determine the rates periodically, but we guarantee that they will never be less than 4.5% a year.


THIS PROSPECTUS AND OTHER INFORMATION ABOUT VARIABLE LIFE ACCOUNT B FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") CAN BE FOUND IN THE COMMISSION'S WEB SITE AT http://www.sec.gov. YOU CAN GET COPIES OF THIS INFORMATION BY VISITING THE COMMISSION'S PUBLIC REFERENCE ROOM OR WRITING THE COMMISSION'S PUBLIC REFERENCE ROOM, 450 FIFTH STREET, N.W., WASHINGTON, D.C. 20549-6009 AND PAYING A DUPLICATING FEE. INFORMATION ON THE OPERATION OF THE COMMISSION'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-202-942-8090 OR 1-800-SEC-0330, E-MAILING PUBLICINFO@SEC.GOV OR WRITING TO THE ADDRESS ABOVE.


THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. YOU SHOULD READ THE PROSPECTUS AND THE ATTACHED PROSPECTUS FOR ANY AVAILABLE FUND IF YOU ARE CONSIDERING BUYING A POLICY OR EXERCISING ELECTIONS UNDER A POLICY. YOU SHOULD ALSO KEEP THEM FOR FUTURE REFERENCE. YOU CAN OBTAIN ANY FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI), WHICH PROVIDES MORE INFORMATION ABOUT A FUND, BY CALLING (800) 334-7586.

TABLE OF CONTENTS


Policy Summary....................................    3
  Replacements....................................    3
  Initial Choices to be Made......................    3
  Level or Varying Death Benefit..................    3
  Amount of Premium Payment.......................    4
  Selection of Funding Vehicles...................    4
  Charges and Fees................................    4
  Policy Loans....................................    6
The Company, the Separate Account and the General
  Account.........................................    6
  The Company.....................................    6
  The Separate Account............................    6
  The General Account.............................    7
Death Benefit Options.............................    7
Premiums..........................................    7
The Fixed Account.................................    8
The Funds.........................................    8
Mixed and Shared Funding..........................   10
Premium Payments..................................   11
Accumulation Unit.................................   11
Policy Values.....................................   12
Transfers Among the Funding Options...............   12
Telephone Transfers...............................   13
Limits on Frequent Transfers......................   14
Automated Transfers (Dollar Cost Averaging).......   14
Maturity Value....................................   14
Cash Surrender Value..............................   14
Charges and Deductions............................   15
  Premium Charge..................................   15
  Insurance and Administrative Charges............   15
  Charges Assessed Against the Underlying Funds...   17
  Surrender Charges...............................   18
Policy Surrender..................................   21
  Full Surrenders.................................   21
  Partial Surrenders..............................   21
Policy Lapse......................................   22
Reinstatement of a Lapsed Policy..................   22
Policy Loans......................................   22
Policy Changes....................................   23
Right to Examine the Policy.......................   24
Exchanging Your Policy............................   24
Payment of Death Benefit..........................   24
Policy Settlement.................................   25
  Settlement Options..............................   25
  Calculation of Settlement Payments on a Variable
    Basis.........................................   27
Directors and Officers............................   28
Reports to Policy Owners..........................   31
Right to Instruct Voting of Fund Shares...........   32
  Disregard of Voting Instructions................   32
State Regulation..................................   32
Legal Matters and Proceedings.....................   33
Additional Information............................   33
  The Registration Statement......................   33
  Distribution of the Policies....................   33
  Records and Accounts............................   34
  Independent Auditors............................   34
Tax Matters.......................................   34
  General.........................................   34
  Federal Tax Status of the Company...............   34
  Life Insurance Qualification....................   35
  General Rules...................................   35
  Modified Endowment Contracts....................   36
  Diversification Standards.......................   36
  Investor Control................................   36
  Other Tax Considerations........................   37
  Withholding.....................................   38
Miscellaneous Policy Provisions...................   38
  The Policy......................................   38
  Payment of Benefits.............................   38
  Age and Sex.....................................   38
  Incontestability................................   38
  Suicide.........................................   38
  Protection of Proceeds..........................   39
  Non-Participation...............................   39
  Coverage Beyond Maturity........................   39
Appendix A--Illustrations of Death Benefit, Total
  Account Values and Cash Surrender Values for
  AetnaVest Policies..............................   40
Appendix B--Illustrations of Death Benefit, Total
  Account Values, and Cash Surrender Values for
  AetnaVest II Policies...........................   46
Financial Statements of the Separate Account......  S-1
Financial Statements of the Company...............  F-1


This Prospectus does not constitute an offer in any jurisdiction where prohibited. No dealer, salesman or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this Prospectus, or other sales material authorized by the Company and if given or made, such other information or representations must not be relied upon.

The purpose of the policy is to provide insurance protection. Life insurance is a long-term investment. Owners should consider their need for insurance coverage and the policy's long-term investment potential. We do not claim that the policy is in any way similar or comparable to an investment in a mutual fund.

POLICY SUMMARY

This section is an overview of key Policy features for AetnaVest and AetnaVest
II. (Regulations in your state may vary the provisions of your own Policy.) Your Policy is a flexible premium variable life insurance policy, under which flexible premium payments are permitted and the death benefit and policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

  1)  fixed basis;

  2)  variable basis; or a

  3)  combination of both fixed and variable basis.

Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select.


At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986, as amended ("Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.


REPLACEMENTS

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance policy with this Policy. This Prospectus and the prospectuses of the Funds should be read carefully to understand the Policy being offered.

INITIAL CHOICES TO BE MADE

The policy owner (the "Owner" or "you") is the person named in the policy specifications who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:

  1)  either the level or varying death benefit option;

  2)  the amount of premium you want to pay;

  3) the amount of your net premium payment to be placed in each of the funding options you select. The net premium payment is the balance of your premium payment that remains after certain charges are deducted from it;

LEVEL OR VARYING DEATH BENEFIT

The death benefit is the amount the Company pays to the beneficiary(ies) when the Insured dies. Before we pay the beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the death benefit. We calculate the death benefit payable, as of the date the Insured died.

If you choose the level death benefit option, the death benefit will be the greater of:

  1) the "specified amount" in effect for the Policy at the time of the Insured's death (the initial specified amount may be found on the Policy's specification page); or

  2) the applicable percentage of the "total account value" (the total of the balances in the Fixed Account and the Separate Account minus any outstanding Loan Account amounts);

If you choose the varying death benefit option, the death benefit will be the greater of:

  1)  the specified amount plus the total account value or

  2)  the applicable percentage of the total account value

See "Death Benefit Options" for more details.

If you have borrowed against your Policy or surrendered a portion of your Policy, the Loan Account balance and any surrendered amount will reduce your initial death benefit.

You may borrow within described limits against the Policy. You may surrender the Policy in full or withdraw part of its value. A surrender charge is applied if the Policy is surrendered totally.

AMOUNT OF PREMIUM PAYMENT


When you first buy your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described in "Premium Payments." If your Policy lapses because your monthly deduction is larger than the "cash surrender value" (total account value minus the surrender charge and the amount necessary to repay any loans) you may reinstate your Policy. See "Reinstatement of a Lapsed Policy."


You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the Cost of Insurance increase as the Insured gets older. See "Charges and Deductions."


When you first receive your Policy you will have 10 days to look it over (more in some states). This is called the right-to-examine time period. Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the funding options you initially select. If you then decide you do not want your policy, you will receive a refund. See "Right to Examine the Policy."


SELECTION OF FUNDING VEHICLES

This Prospectus focuses on the Separate Account investment information that makes up the variable part of the Policy. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the funds you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. See "The Funds."

You must choose the sub-accounts in which you want to place each net premium payment. Each sub-account invests in shares of a certain Fund. A sub-account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance.

You may also choose to place your net premium payment or part of it into the Fixed Account. Net premium payments put into the Fixed Account become part of the Company's General Account, do not share the investment experience of the Separate Account and have a guaranteed minimum interest rate of 4.5% per year. For additional information on the Fixed Account, see "The Fixed Account."

CHARGES AND FEES


We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur. We may profit from any of these charges, including the mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.


We deduct a premium charge from all of your premium payments. For AetnaVest, this is 2.50% (2.35% for California residents). For AetnaVest II, this is currently 3.5%, and will never exceed 6%.

Monthly deductions are made from the total account value for administrative expenses and the Cost of Insurance along with any supplemental riders or benefits that are placed on your Policy. For AetnaVest Policies, this administrative expense charge ranges from $0 to $5 per month. For AetnaVest II Policies, this charge is $20 during the first policy year and $5 during subsequent policy years.

Daily deductions are subtracted from the Separate Account for mortality and expense risk. The current charge for mortality and expense risk under the AetnaVest Policies varies:

Aetna Ascent VP, Aetna Crossroads VP and
  Aetna Legacy VP.......................  0.55%
Aetna Balanced VP, Inc. and Aetna Growth
  and Income VP.........................  0.65%
For all other Funds available under
  AetnaVest Policies....................  0.70%

The current charge under AetnaVest II Policies is 0.70% per year of the average daily net assets of the separate account. We reserve the right to change this charge but it will never exceed 0.90% per year.

Currently, we deduct from Variable Life Account B (the separate account) a daily administrative charge for the administration and maintenance of the Policies. This charge is at an annual rate of 0.30% of the average daily net assets of the separate account. It will never exceed 0.30% for AetnaVest and 0.50% for AetnaVest II.

Each Fund has its own management fee charge also deducted daily. Investment results for the Funds you choose will be affected by the fund management charges and other expenses. The table in "Charges and Deductions--Charges Assessed Against the Underlying Funds" shows you the charges and other expenses currently in effect for each Fund.

At any time, you may make transfers between funding options without charge. Within 45 days after each policy anniversary, you may also transfer to the separate account $500 or, if greater, 25% of the fixed account value. The Company may increase this limit in the future.

If you surrender your Policy, in full or in part, within the first 10 policy years, (15 years for AetnaVest II) a surrender charge will be deducted from the amount paid to you. The initial surrender charge is based on the specified amount and depends on the Insured's age and, in most states, the sex of the Insured. This surrender charge will remain the same for policy years 1-5. For policy years 6 through 10 (6 through 15 for AetnaVest II) this charge reduces on a monthly basis to zero.

For partial surrenders, the surrender charge is imposed in proportion to the total of the account value less full surrender charges. A charge of the lesser of $25 or 2% of the net surrender payment will be made against the total account value.

If you surrender your Policy within the first 10 years (15 years for AetnaVest
II) after an increase in the specified amount, a surrender charge will also be imposed which will be 70% of what the surrender charge would be on a new policy with that specified amount. This charge will also apply for the same time frame as stated previously. If the specified amount is decreased within the first 10 policy years (15 years for AetnaVest II), the surrender charge will remain the same. See "Charges and Deductions--Surrender Charges."

POLICY LOANS

If you decide to borrow against your Policy, interest will be charged to the loan account. Currently, the interest rate on loans accrues at an annual rate of 8%.

There are two types of policy loans: nonpreferred (those taken within the first ten policy years); and preferred (those taken in the eleventh policy year and beyond).

Annual interest will be credited on the loan account value at the same rate interest is charged, for preferred loans, and at 4.5% per year (6% in New York) for nonpreferred loans. See "Policy Loans."

THE COMPANY, THE SEPARATE ACCOUNT, AND THE GENERAL ACCOUNT

THE COMPANY


Aetna Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts.



The Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for PPI. In addition to serving as the depositor for the registrant, the Company is also the depositor of Variable Life Account C and Variable Annuity Accounts B, C and G (separate accounts of the Company registered as unit investment trusts).



The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the Policies and also acts as the principal underwriter for Variable Life Account B, Variable Life Account C and Variable Annuity Accounts B, C and G and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). AIS, a Delaware limited liability company, is registered as a broker-dealer with the Commission. AIS is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


The Lincoln National Life Insurance Company ("Lincoln") and its affiliates perform certain administrative functions relating to the Policies, and maintain books and records necessary to operate and administer the Policies.

THE SEPARATE ACCOUNT

Variable Life Account B is the separate account that supports the variable options. If you allocate any of your total account value to the variable options, that value is invested in the separate account. The separate account purchases shares of the Funds to fund the benefits provided by the Policies. We describe the currently available Funds, their investment objectives, and their investment advisers in this Prospectus. Each Fund also has a prospectus, which contains complete descriptions of the Fund's investment objectives, investment restrictions and other material information relating to an investment in the Fund. Any and all Fund distributions for Fund shares held by the separate account will be reinvested in additional Fund shares at net asset value.

We created Variable Life Account B in 1986 under Connecticut law. We hold the separate account assets to satisfy the claims of the Policy Owners to the extent that they have allocated amounts to the Separate Account. Our other creditors could reach only those separate account assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to the separate account. The Company is responsible for meeting all obligations to Owners under the Policies.

The separate account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of separate account under the federal securities laws. The registration of the separate account involves no approval or disapproval by the Commission of the separate account or the Company's management or investment practices or policies. The Company does not guarantee the separate account's investment performance.

THE GENERAL ACCOUNT

The General Account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Both the fixed account value and the loan account value are held in the General Account.

DEATH BENEFIT OPTIONS

At the time of purchase, you must choose between the two available death benefit options. The amount payable under either option will be determined as of the date of the Insured's death.

Option 1 generally provides a level death benefit. Under Option 1, the death benefit will be the higher of the Specified Amount (a minimum of $100,000), or the applicable percentage of the Total Account Value. The percentage is 250% through age 40 and decreases yearly to 100% at age 95.

Option 2 provides a varying death benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options selected. Under Option 2, the death benefit will be the higher of either the specified amount plus the total account value; or the applicable percentage of the total account value.

Under both Option 1 and Option 2, the death benefit may be affected by partial surrenders. The death benefit for both options will be reduced by the amount necessary to repay any loans in full.

PREMIUMS

At the time you purchase a Policy, you also choose the amount of premium you will pay. You may vary premium payments to some extent and still keep your Policy in force. To understand how this works, there are three terms you should be familiar with. These are: basic premium, planned premiums, and additional premiums.

Basic premium is that premium which must be paid to assure that the Policy remains in force for at least 2 years after issue, assuming there have been no loans or surrenders. The basic premium is stated in the Policy. If basic premiums are not paid, or if there are surrenders or loans taken during the first two Policy Years, the Policy will lapse if the cash surrender value is less than the monthly deduction.

Your basic premiums are not current if your actual premiums paid, minus loans and minus partial surrenders, are less than the basic premium (expressed as a monthly amount) times the number of months the Policy has been in force.

After the first two Policy years, as long as the Policy's cash surrender value is greater than the monthly deduction, your Policy will not lapse.

Planned premiums are those premiums you choose to pay on a scheduled basis. These are usually equal to or greater than the basic premium. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Pre-authorized monthly check payments may also be arranged.

Additional premiums are any premiums you pay in addition to planned premiums.


Payment of basic premiums, planned premiums or additional premiums in any amount will not, except as noted above, guarantee that your Policy will remain in force. Conversely, failure to pay planned premiums or additional premiums will not necessarily cause your Policy to lapse. (See "Policy Lapse." Page 22)


You may increase your planned premium at any time by submitting a written notice to us or by paying additional premiums, except that:

  1) We may require evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the total account value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without participation of such amounts in the underlying funding options;

  2) No premiums can be accepted if they would disqualify the Policy as a "life insurance policy" under federal tax laws. In no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. (See "Tax Matters"). If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitation, we will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law; and

  3) When there is an outstanding loan, all premiums paid in excess of the basic premium will be considered repayment of the loan account value (this is true in all states for AetnaVest Policies and in all states except Texas for AetnaVest II Policies).

Under limited circumstances, we may backdate a Policy, upon request, by assigning an issue date earlier than the date the application is signed but no earlier than six months prior to state approval of the Policy. Backdating may be desirable, for example, so that you can purchase a particular specified amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the issue date and the date the initial premium is credited to the separate account. Backdating your Policy will not affect the date on which your premium payments are credited to the separate account and your policy is credited with "accumulation units." Your Policy cannot be credited with accumulation units until your net premium is actually deposited in the separate account. (See "Policy Values.")

THE FIXED ACCOUNT

You may allocate all or a part of your premiums to the Fixed Account, which will be credited with interest at a rate determined by us from time to time, but guaranteed to be at least 4.5% per year. The interest rate credited to each premium payment will depend on the date the payment is received at our Administrative Office.

Credited interest rates reflect the Company's return on the Fixed Account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

THE FUNDS


You may also allocate all or a portion of your premiums to the Separate Account and direct that they be invested in one or more of the subaccounts. Each subaccount invests in a specific Fund. Each of the Funds is an open-end, management investment company whose shares are available to fund the benefits provided by the Policy. Not all Funds may be available under all Policies or in all jurisdictions. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. Substitute funds may have higher charges than the funds being replaced. The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institutions, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all Funds are diversified, as defined under the Investment Company Act of 1940. Refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained free of charge from our Administrative Office at the address and phone number listed on the cover of this Prospectus, or by contacting the Commission's Public Reference Room. Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without notice, any amounts allocated to a sub-account if the sub-account investment in the corresponding Fund is not accepted by the Fund for any reason.



Each fund described below is an investment vehicle for one or more insurance company separate accounts. A given fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables we cannot guarantee that there will be any correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.



- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)



- AETNA INCOME SHARES D/B/A AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)



- AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)



- AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured not guaranteed by the U.S. Government.(1)



- AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP seeks to provide capital appreciation.(1)



- AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).(1)



- AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP seeks to provide total return consistent with preservation of capital.(1)



- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)



- FIDELITY VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.(2)(a)



- FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-PORTFOLIO seeks long-term capital appreciation.(2)(b)

- JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a NONDIVERSIFIED portfolio that seeks long-term growth of capital.(3)



- JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.(3)



- JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(3)



- JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(3)



- OPPENHEIMER GLOBAL SECURITIES FUND/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.(4)



- OPPENHEIMER STRATEGIC BOND FUND/VA seeks a high level of current income principally derived from interest on debt securities.(4)



- PORTFOLIO PARTNERS, INC. (PPI)--MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.(5)(a)



- PORTFOLIO PARTNERS, INC. (PPI)--MFS EMERGING EQUITIES PORTFOLIO seeks long-term growth of capital.(5)(a)



- PORTFOLIO PARTNERS, INC. (PPI)--MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(5)(a)



- PORTFOLIO PARTNERS, INC. (PPI)--SCUDDER INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.(5)(b)



- PORTFOLIO PARTNERS, INC. (PPI)--T. ROWE PRICE GROWTH EQUITY PORTFOLIO seeks long-term capital growth, and secondarily, increasing dividend income.(5)(c)



INVESTMENT ADVISER:



(1) Investment Adviser: Aeltus Investment Management, Inc. (Aeltus)



(2) Investment Adviser: Fidelity Management & Research Company


   (a)  Subadviser: FMR Co., Inc.


   (b)  Subadvisers: Fidelity Management & Research (U.K.) Inc.


      Fidelity Management & Research (Far East) Inc.


      Fidelity Investments Japan Limited


      FMR Co., Inc.


(3) Investment Adviser: Janus Capital Corporation


(4) Investment Adviser: OppenheimerFunds, Inc.


(5) Investment Adviser: Aetna Life Insurance and Annuity Company


   (a)  Subadviser: Massachusetts Financial Services Company


   (b)  Subadviser: Zurich Scudder Investments, Inc.


   (c)  Subadviser: T. Rowe Price Associates, Inc.



The investment adviser for each of the Funds deducts a daily charge as a percent of the net assets in each Fund as an asset management charge which will in turn affect the daily value of each subaccount. The charge reflects asset management fees of the investment adviser (Management Fees), and other expenses incurred by the funds. Future Fund expenses will vary.


MIXED AND SHARED FUNDING

Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policies described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policy Owners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

PREMIUM PAYMENTS

If you make a sufficient premium payment when you apply for a Policy, and have answered favorably certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

After the first premium payment, all premiums must be sent directly to our Administrative Office and will be deemed received when actually received at the Administrative Office. Your premium payments will be allocated, as you have directed, as of the valuation date on which each payment is received in the Administrative Office.

You may reallocate your future premium payments at any time, up to four times per year, free of charge. After four times, a $10 charge is imposed on each subsequent change in order to reimburse us for costs associated with allocation changes. Any reallocation will apply to premium payments made after you have received written verification from us.

ACCUMULATION UNIT

An "accumulation unit" is the measure of the net investment result of each variable funding option. Accumulation units are used to calculate the value of the variable portion of your Policy (prior to the election of a settlement option). Accumulation units are valued at the end of each normal business day Monday through Friday that the New York Stock Exchange is open (valuation date). A "valuation period" is the period of time from one valuation date to the next valuation date. The value of an accumulation unit for any valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding value period by the net investment factor for the current period for the appropriate Fund. The net investment factor equals the net investment rate plus 1.0000000. The net investment rate is determined separately for each Fund. It is computed according to a formula that is equivalent to the following:

  (a) the net assets of the Fund held in the separate account at the end of a valuation period, minus

  (b) the net assets of the Fund held in the separate account at the beginning of that valuation period, plus or minus

  (c) taxes or provisions for taxes, if any, attributable to the operation of the separate account divided by

  (d) the value of the accumulation units held by the separate account at the beginning of the valuation period, minus

  (e) a daily charge at an annual rate not to exceed 0.90% of the value of the Fund shares held in the separate account for mortality and expense risks and no more than 0.50% (0.30% for AetnaVest) of the value of the Fund shares held in the separate account for the Company's administrative expenses attributable to Policies funded through the separate account.

The current charge for mortality and expense risk under AetnaVest Policies is equal to annual rates as follows, applied to the average daily net assets of the
Funds:

Aetna Ascent VP, Aetna Crossroads VP and
  Aetna Legacy VP.......................  0.55%
Aetna Balanced VP, Inc. and Aetna Growth
  and Income VP.........................  0.65%
For all other Funds available under
  AetnaVest Policies....................  0.70%

The current charge for mortality and expense risk under AetnaVest II Policies is equal to an annual rate of 0.70% of the Fund's average daily net assets.

A daily deduction at a rate not to exceed 0.30% per year for AetnaVest, or 0.50% per year for AetnaVest II (currently 0.30% for both Policies), is also taken from the separate account value to pay for administrative expenses.

POLICY VALUES

Once your Policy has been issued, each premium payment allocated to a variable funding option of the separate account will be credited to your Policy in the form of accumulation units of the funding option based on that funding option's accumulation unit value (AUV). Initial premium will be credited to your account at the AUV computed on the next valuation date following our acceptance of the application. Each subsequent premium received by the Company by the close of business of the New York Stock Exchange will be credited to your account at the AUV computed on the next valuation date following our receipt of your premium. The AUV may increase or decrease. The number of accumulation units credited is determined by dividing the net premium (the premium less the charge deducted from it) by the AUV next computed after we receive the premium. Shares of a Fund are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of the net premium payment by the Company. Since each Fund has a unique AUV, a policy owner who has elected a combination of funding options will have accumulation units credited to each funding option.

The value of your Policy is determined by:

  (a) multiplying the total number of accumulation units credited to the Policy for each funding option, respectively, by the appropriate current AUV; and

  (b) if you have elected a combination of funding options, totaling the resulting values for each portion of the Policy; and

  (c)  adding any fixed account and/or loan account value.

The number of accumulation units credited to a Policy will not be impacted by any subsequent change in the value of an accumulation unit. The number of units is increased by subsequent contributions to or transfers into that funding option, and decreased by charges and withdrawals from that funding option.

Fixed Account values will reflect amounts allocated to the General Account through either payment of premiums or transfers from the separate account. There is no assurance that the separate account value of the Policy will equal or exceed the premiums paid and allocated to the separate account. You will be advised at least annually as to the number of accumulation units which remain credited to the Policy, the current accumulation unit values, and your total account value.

TRANSFERS AMONG THE FUNDING OPTIONS

You may elect to transfer your accumulated separate account value among any of the Funds, or from any of the Funds to the Fixed Account. Within the 45 days after your Policy's anniversary, you may also transfer a portion of the fixed account value to one or more Funds. This type of transfer is allowed only once in the 45-day period and will be effective on the valuation date that your request is received in good order at our Administrative Office. The amount of such transfer cannot exceed the greater of (1) 25% of the fixed account value, or (2) $500. If the fixed account value is less than or equal to $500, you may transfer all or a portion of the fixed account value. We may increase this limit from time to time. The first four transfers in any one policy year are made free of charge. Each additional transfer will be subject to a $10 charge.

Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit values next determined after a written request is received by us at our Administrative Office, provided the request is received by the close of business of the New York Stock Exchange. We reserve the right to limit the total number of Funds you may elect to 17 over the lifetime of the Policy.

For AetnaVest II Policies, we will waive the $10 charge if you are changing your allocation so that 100% of the existing separate account value and all future allocations are credited to the Fixed Account.

If you contemplate the transfer of assets, you should consider the risks inherent in a shift from one funding option to another. In general, frequent transfers based on short-term expectations will tend to accentuate the danger that a transfer will be made at an inopportune time.

Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding Fund is not accepted by the Fund for any reason.

TELEPHONE TRANSFERS


You may request a transfer of account values either in writing or by telephone. You may also send your request by facsimile to the Administrative Office. In order to make telephone transfers, you must complete a written telephone transfer authorization form and return it to the Administrative Office. Once the form is processed, you may request a transfer by telephoning the Company at 800-334-7586. All transfers must be in accordance with the terms of the Policy.


Transfer instructions are currently accepted on each valuation date. Once instructions have been accepted and processed, they may not be rescinded; however, new telephone instructions may be given on the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and you will be notified.

We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. Any telephone instructions which we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If the Company does not use reasonable procedures, as described above, it may be liable for losses due to unauthorized instructions.


Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.

LIMITS ON FREQUENT TRANSFERS

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on Fund performance. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase the Policy.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:

  (1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and

  (2) Not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one policy owner at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

AUTOMATED TRANSFERS (DOLLAR COST AVERAGING)

Dollar cost averaging describes a system of investing a uniform sum of money at regular intervals over an extended period of time. Dollar cost averaging is based on the economic fact that buying a security with a constant sum of money at fixed intervals results in acquiring more of the item when prices are low and less of it when prices are high.

You may establish automated transfers of account values from the Funds on a monthly or quarterly basis from the Aetna Money Market VP to any other investment option through written request or other method acceptable to the Company. You must have a minimum of $5,000 allocated to the Aetna Money Market VP in order to enroll in the dollar cost averaging program. The minimum automated transfer amount is $50 per month. There is currently no charge for the dollar cost averaging program. You may start or stop participation in the dollar cost averaging program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. We reserve the right to suspend or modify automated transfer privileges at any time.

Before participating in the dollar cost averaging program, you should consider the risks involved in switching between investments available under the Policy. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses. Therefore, you should carefully consider market conditions and each Fund's investment policies and related risks before electing to participate in the dollar cost averaging program.

MATURITY VALUE

The maturity value of the Policy is the total account value on the maturity date, less the amount necessary to repay any loans in full.

CASH SURRENDER VALUE

The cash surrender value of your Policy is the amount you can receive in cash by surrendering the policy. The cash surrender value equals the total account value minus the applicable surrender charge, less the amount necessary to repay any loans in full. Your Policy's total account value is equal to the sum of the fixed account value the separate account value and loan account value.

The cash surrender value will never be less than zero. All or a part of the cash surrender value may be applied to one or more of the settlement options.

CHARGES AND DEDUCTIONS


We may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


PREMIUM CHARGE

This deduction represents average applicable state premium taxes (ranging up to 4%) as well as administrative expenses and federal income tax liabilities. For AetnaVest Policies, a deduction of 2.50% of premiums paid (2.35% for California issues) will be made. For AetnaVest II Policies, a deduction of 3.5% (guaranteed to be no higher than 6%) will be made to cover such taxes and other expenses.

INSURANCE AND ADMINISTRATIVE CHARGES

Deductions are made from your total account value on a periodic basis for insurance and administrative costs. The charges for insurance and administrative costs will vary from Policy to Policy. They are broken down as follows:

(a) A monthly deduction is made from the total account value. This deduction includes charges for the Cost of Insurance, for any supplemental riders or benefits, and for administrative expenses.

The Cost of Insurance is equal to the Amount at Risk (the death benefit before deductions for loans, divided by 1.0036748, minus the total account value), multiplied by the Cost of Insurance rate which will not exceed the rate shown in the Policy. (Such rate varies according to the attained age, premium class and, in most states, sex of the Insured, and is based on the Commissioner's 1980 Standard Ordinary Mortality Tables (the "1980 CSO Tables"), nonsmoker and smoker versions.)

Charges for any supplemental riders or benefits are described in the applicable rider or benefit policy form.

A monthly administrative charge and a daily asset-based charge (see (c) following) are also charged. These charges are designed to recover acquisition and maintenance costs under the Policy such as policy underwriting and issue, policyholder reports and transaction handling. For AetnaVest Policies, the monthly charge decreases by attained age. At younger ages, the account value builds slowly so the daily asset-based charge is small. In those years, the monthly charge must be larger to cover the Company's expenses. As the total account value grows, the asset-based daily charge can cover the Company's expenses without as high a monthly expense charge. The monthly charge varies for AetnaVest Policies according to the table below:

                                   AETNAVEST
                            ADMINISTRATIVE EXPENSES

                             SPECIFIED AMOUNT
                           ---------------------
                           $100,000-  $1,000,000
             ATTAINED       999,999     & OVER
                AGE         -------     ------
             Up to 29        $5.00      $3.00
               30-39          4.00       2.00
               40-49          3.00       1.00
               50-59          2.00       0.00
               60-69          1.00       0.00
             70 & Over        0.00       0.00

For AetnaVest II Policies, the monthly charge for administrative expenses in the first Policy Year is $20 and in all subsequent Policy Years, the monthly charge is $5. The monthly administrative charge and the asset-based administrative charge work together to cover the Company's acquisition and maintenance costs. In later years of the Policy, revenue collected from the daily asset-based charge grows with the total account value to cover increased expenses from account-based transactional expenses. The administrative charges will not exceed our costs.

The monthly deduction is taken proportionately from each funding option, if more than one is used. This is accomplished by canceling accumulation units and withdrawing the value of the canceled accumulation units from each funding option in the same proportion as their respective values have to your fixed account and separate account values. The monthly deduction is made at the same time each month, beginning with the issue date.

(b) A daily deduction at a rate not to exceed 0.90% per year is taken only from the separate account value for mortality and expense risks. This deduction is currently set at the following amounts:

1)  AetnaVest Policies:
   Aetna Ascent VP, Aetna Crossroads VP
   and Aetna Legacy VP..................  0.55%
   Aetna Balanced VP, Inc. and Aetna
   Growth and Income VP.................  0.65%
   For all other Funds available under
   AetnaVest............................  0.70%
2)  For all Funds available under
    AetnaVest II........................  0.70%

This charge may be increased or decreased to reflect our expectations of future mortality and expense experience.

(c) A daily deduction at a rate not to exceed 0.30% per year for AetnaVest, or 0.50% per year for AetnaVest II (currently 0.30% for both Policies), is also taken from the separate account value to pay for administrative expenses as described under (a) above.

Once a Policy is issued, monthly deductions, including Cost of Insurance charges, will be taken from your Policy values as of the issue date, even if the issue date is earlier than the date the application is signed (See "Premiums"). If the Policy's issuance is delayed due to underwriting requirements, the charges will not be assessed until the underwriting is complete and the application for the policy is approved. Cost of Insurance charges will be in amounts based on the specified amount of the Policy issued, even if the temporary insurance coverage received during the underwriting period is for a lesser amount. If we decline an application, we will refund the full premium payment made.

CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS


The following table illustrates the investment advisory (management) fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 2000 unless otherwise indicated:



                             FUND EXPENSE TABLE(1)



                                                                  TOTAL FUND                NET FUND
                                                                    ANNUAL                   ANNUAL
                                           INVESTMENT              EXPENSES                 EXPENSES
                                            ADVISORY               WITHOUT       TOTAL       AFTER
                                          (MANAGEMENT)   OTHER    WAIVERS OR  WAIVERS AND  WAIVERS OR
                                              FEES      EXPENSES  REDUCTIONS  REDUCTIONS   REDUCTIONS
               FUND NAME                      ----      --------  ----------  ----------   ----------
Aetna Ascent VP(2)                            0.60%       0.15%       0.75%       0.00%        0.75%
Aetna Balanced VP, Inc.                       0.50%       0.09%       0.59%         --         0.59%
Aetna Bond VP                                 0.40%       0.10%       0.50%         --         0.50%
Aetna Crossroads VP(3)                        0.60%       0.15%       0.75%       0.05%        0.70%
Aetna Growth and Income VP                    0.50%       0.08%       0.58%         --         0.58%
Aetna Index Plus Large Cap VP(2)              0.35%       0.09%       0.44%       0.00%        0.44%
Aetna Legacy VP(3)                            0.60%       0.16%       0.76%       0.11%        0.65%
Aetna Money Market VP                         0.25%       0.09%       0.34%         --         0.34%
Fidelity VIP Equity-Income Portfolio(4)       0.48%       0.08%       0.56%         --         0.56%
Fidelity VIP II
  Contrafund-Registered Trademark-
  Portfolio(4)                                0.57%       0.09%       0.66%         --         0.66%
Janus Aspen Aggressive Growth
  Portfolio(5)                                0.65%       0.01%       0.66%       0.00%        0.66%
Janus Aspen Balanced Portfolio(5)             0.65%       0.01%       0.66%       0.00%        0.66%
Janus Aspen Growth Portfolio(5)               0.65%       0.02%       0.67%       0.00%        0.67%
Janus Aspen Worldwide Growth
  Portfolio(5)                                0.65%       0.04%       0.69%       0.00%        0.69%
Oppenheimer Global Securities Fund/VA         0.64%       0.04%       0.68%         --         0.68%
Oppenheimer Strategic Bond Fund/VA            0.74%       0.05%       0.79%         --         0.79%
PPI MFS Capital Opportunities
  Portfolio(6)                                0.65%       0.25%       0.90%       0.00%        0.90%
PPI MFS Emerging Equities Portfolio(6)        0.66%       0.13%       0.79%       0.00%        0.79%
PPI MFS Research Growth Portfolio(6)          0.69%       0.15%       0.84%       0.00%        0.84%
PPI Scudder International Growth
  Portfolio(6)                                0.80%       0.20%       1.00%       0.00%        1.00%
PPI T. Rowe Price Growth Equity
  Portfolio(6)                                0.60%       0.15%       0.75%       0.00%        0.75%


 (1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the Policy. These reimbursements are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors.
 (2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
 (3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
 (4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
 (5) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
 (6) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

For further details on each Fund's expenses please refer to that Fund's prospectus.


SURRENDER CHARGES

The surrender charge is the amount retained by the Company upon the full or partial surrender of the Policy. There will be a surrender charge if you surrender your Policy (in whole or in part) before the end of ten years for AetnaVest Policies and fifteen years for AetnaVest II Policies, from either the Policy issue date or from the effective date of an increase in the specified amount under the Policy. The surrender charge is imposed partially as a deferred sales charge, and also to enable the Company to recover certain administrative costs.

The initial surrender charge is based on the specified amount. It also depends on the Insured's issue age and, in most states, sex.

The dollar amount of the surrender charge will remain the same for five years following the issue date. Thereafter, the charge will decline monthly for the next five years (ten for AetnaVest II) so that, ten years after the issue date for AetnaVest Policies and fifteen years after the issue date for AetnaVest II Policies (assuming no increases in the specified amount), the surrender charge will be zero.

If you decrease the specified amount while the surrender charge applies, the surrender charge will remain the same.

If you increase the specified amount (which you can do at any time after the first policy year subject to satisfactory evidence of the Insured's insurability), a new surrender charge will be applicable, in addition to the then-existing surrender charge. This charge will be determined based on the Insured's attained age, sex, and underwriting status at the issue date (except for AetnaVest II Policies issued in Massachusetts and Montana where this charge will not be determined based on sex). The surrender charge applicable to the increase will be 70% of the surrender charge on a new policy whose specified amount equals the amount of the increase, and will cover administrative expenses. The additional surrender charge will also remain constant for five years from the start of the policy year in which the increase occurs, and will decrease to zero at the end of ten years for AetnaVest Policies and fifteen years for AetnaVest II Policies. See the examples in the boxes below.

The maximum portion of the surrender charge which is to be applied to reimburse the Company for sales and promotional expenses will be 30% of the first year's basic premium (if you surrender in full during that year). Full surrenders after the first year will result in the imposition of the same dollar surrender charge for the initial five years and, therefore, the sales expense portion of the surrender charge (expressed as a percentage of basic premiums paid) will decline after the first policy year.

              AETNAVEST POLICIES: EXAMPLE OF IMPACT OF INCREASE IN
                    SPECIFIED AMOUNT ON THE SURRENDER CHARGE

This example assumes that you bought a Policy with an initial specified amount of $100,000 that had a surrender charge at the time of issue equal to $890. The example illustrates the impact of an increase in your specified amount by $50,000 at the beginning of the third policy year. For any given year, your surrender charge will be less than it would have been for someone who simply purchased a brand new Policy with a specified amount of $150,000.

As noted above, for original specified amounts, the surrender charge is the same for the first five Policy Years, and thereafter declines monthly until it is $0 at the end of the tenth Policy Year. For any increase in specified amount, the increase in surrender charge applies for five years from the date of increase, and declines monthly thereafter until it is $0 at the end of the tenth year following increase.

                                                             ADDITIONAL
                                          ORIGINAL       SURRENDER CHARGE--
                                     SURRENDER CHARGE--     INCREASE IN
                                     INITIAL SPECIFIED    SPECIFIED AMOUNT     TOTAL
                                           AMOUNT         AT THE BEGINNING   SURRENDER
           BEGINNING OF                 OF $100,000       OF POLICY YEAR 3    CHARGES
           POLICY YEAR:                 -----------       ----------------    -------
                 1                        $890.00             --             $  890.00
                 2                         890.00             --                890.00
                 3                         890.00             $489.50         1,379.50
                 4                         890.00              489.50         1,379.50
                 5                         890.00              489.50         1,379.50
                 6                         890.00              489.50         1,379.50
                 7                         712.00              489.50         1,201.50
                 8                         534.00              489.50         1,023.50
                 9                         356.00              391.60           747.60
                10                         178.00              293.70           471.70
                11                              0              195.80           195.80
                12                              0               97.90            97.90
                13                              0                   0                0

            AETNAVEST II POLICIES: EXAMPLE OF IMPACT OF INCREASE IN
                    SPECIFIED AMOUNT ON THE SURRENDER CHARGE

This example assumes that you bought a Policy with an initial specified amount of $100,000 that had a surrender charge at the time of issue equal to $890. The example illustrates the impact of an increase in your specified amount by $50,000 at the beginning of the third policy year. For any given year, your surrender charge will be less than it would have been for someone who simply purchased a brand new policy with a specified amount of $150,000.

As noted above, for original specified amounts, the surrender charge is the same for the first five Policy Years, and thereafter declines monthly until it is $0 at the end of the fifteenth policy year. For any increase in specified amount, the increase in surrender charge applies for five years from the date of increase, and declines monthly thereafter until it is $0 at the end of the fifteenth year following increase.

                                                             ADDITIONAL
                                          ORIGINAL       SURRENDER CHARGE--
                                     SURRENDER CHARGE--     INCREASE IN
                                     INITIAL SPECIFIED    SPECIFIED AMOUNT     TOTAL
                                           AMOUNT         AT THE BEGINNING   SURRENDER
           BEGINNING OF                 OF $100,000       OF POLICY YEAR 3    CHARGES
           POLICY YEAR:                 -----------       ----------------    -------
                 1                        $890.00             --             $  890.00
                 2                         890.00             --                890.00
                 3                         890.00             $489.50         1,379.50
                 4                         890.00              489.50         1,379.50
                 5                         890.00              489.50         1,379.50
                 6                         890.00              489.50         1,379.50
                 7                         801.00              489.50         1,290.50
                 8                         712.00              489.50         1,201.50
                 9                         623.00              440.55         1,063.55
                10                         534.00              391.60           925.60
                11                         445.00              342.65           787.65
                12                         356.00              293.70           649.70
                13                         267.00              244.75           511.75
                14                         178.00              195.80           373.80
                15                          89.00              146.85           235.85
                16                              0               97.90            97.90
                17                              0               48.95            48.95
                18                              0                   0                0

The Company may offer the Policy in a group arrangement in connection with a multiple employer trust plan under which a trustee, employer or employers, or other similar entity purchases a Policy which covers a group of individuals on a group basis. Certificates replicating all the provisions of a Policy are issued to individual employees. In such arrangements, an employer may permit group solicitation of its employees for the purchase of Policies on either a group or individual basis.

The Company may reduce the surrender charge, the monthly deduction, or both, in connection with Policies issued under such arrangements. Generally, sales and administrative costs per Policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which Policies are purchased, and other factors. The amount of reductions will be considered on a case-by-case basis and will reflect the reduced sales effort and administrative costs expected as a result of sales to a particular group or sponsored arrangement.

Based on its actuarial determination, the Company does not anticipate that the surrender charge will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any such shortfall, including but not limited to, payment of sales and distribution expenses, would be charged to and paid by the Company.

POLICY SURRENDER

FULL SURRENDERS

When you surrender your Policy for the full cash surrender value, all applicable surrender charges are imposed.

PARTIAL SURRENDERS

When you surrender part of your Policy, we will apply the same proportion of the total applicable surrender charges as the amount to be paid on surrender bears to the total cash surrender value. Once you have made a partial surrender, or surrenders, future applicable surrender charges will be reduced proportionately. In addition, under Option 1, the specified amount will be reduced by the amount surrendered.

Other rules apply to partial surrenders:

  1)  No partial surrender can be made until one year after the issue date;

  2)  The amount paid to you on a partial surrender must be at least $500;

  3) If a partial surrender is made, there will be a transaction charge, made against the total account value, of $25 or 2% of the amount of the net surrender payment, whichever is less;

  4) If, at the time of a partial surrender, your total account value is attributable to more than one funding option, both the surrender charge and the amount paid to you upon the surrender will be taken proportionately from the values accumulated in each funding option. You cannot select the funding option to be used in the surrender;

  5) A partial surrender will not be allowed if it would cause the specified amount to drop below the minimum allowable specified amount; and

  6) Partial surrenders may only be made prior to election of a settlement option.

As mentioned previously, a partial surrender will also reduce the death benefit (and the specified amount, if Option 1 is in effect), by the amount of the reduction in your total account value resulting from the surrender. If the specified amount is reduced, the most recent increase in coverage is reduced first, then the next most recent coverage, and so forth.

If the death benefit on an Option 1 Policy is calculated as a percentage of the total account value rather than as the specified amount, a partial surrender will reduce the specified amount only if the partial surrender decreases the difference between the death benefit and the total account value. A partial surrender will not reduce the specified amount of an Option 2 Policy.

Payment of any amount due from separate account values on a full or partial surrender will be made within seven calendar days after your written surrender request is received at our Administrative Office, except that payment may be postponed when the New York Stock Exchange has been closed and for such other periods as the Commission may require. Payment of values from the fixed account value may be deferred for up to six months, except when used to pay premiums to the Company.

If you surrender your Policy, in whole or in part, there may be tax implications. (See "Tax Matters.")

POLICY LAPSE

A lapse occurs if your monthly deduction is greater than the cash surrender value and no payment to cover the deduction is made within 61 days of our notifying you. This may happen after the first two policy years, or during the first two policy years if your basic premiums are not current.

If the cash surrender value of the Policy is insufficient to cover the monthly deduction on the appropriate date, your insurance coverage will terminate at the end of a 61-day grace period. The grace period begins with the mailing of a notice to you, once we discover the insufficiency. We will require the payment of the amount necessary to keep this Policy in force for the current month, plus two additional months. During the grace period, a Policy has no cash surrender value, so that if the Policy is terminated at the end of the grace period, no money will be paid to you.

If your policy's cash surrender value is insufficient to cover the monthly deduction on the appropriate date, an amount equal to the monthly deduction will be removed from the total account value and will not participate in investment performance. If a premium payment is subsequently made and the cash surrender value exceeds the amount of the monthly deduction, or, within the first two years the basic premiums are paid, the amount removed will be returned to the total account value and will resume participation in investment performance.


REINSTATEMENT OF A LAPSED POLICY


We will consider reinstatement within five years after the date of termination (provided it is before the maturity date). We will require satisfactory evidence of insurability. Regardless of when the Policy lapses, the original and any additional tables of surrender charges that were issued on this Policy will apply upon reinstatement. The loan account value will be reinstated. All values will be reinstated as of the date of the Policy's termination.

Under AetnaVest II Policies issued in most states, if the Policy lapses during the first two policy years, the payment required at reinstatement will equal the sum of basic premiums for each monthly deduction day to date, less premiums previously paid. If the Policy lapses after the first two policy years, you must make a premium payment that will cause the surrender value upon reinstatement to equal three times the next monthly deduction.

For AetnaVest Policies, upon reinstatement, no surrender charge deduction will apply to coverage which was in force for two or more years (one or more years for multiple employer trust policies) prior to the date of termination. For terminated coverage which was in force less than two years, future surrender charges will not be reduced from the original schedule. If you request reinstatement during the first two policy years, the premium required at reinstatement will be the lesser of (a) a premium sufficient to pay for three monthly deductions plus any applicable surrender charge; or (b) overdue basic premiums.

POLICY LOANS

If you purchase an AetnaVest Policy you may borrow against your Policy after the end of the second policy year (in California and Texas, after the end of the first policy year). AetnaVest II Policy Owners may borrow against their Policy beginning in the first policy year. For all Policies, loans must be taken before the election of a settlement option.

The most you can borrow is 90% (100% for AetnaVest II policies issued in Texas) of the fixed account and separate account values less the surrender charge applicable at the time of the loan. Interest on the loan, including preferred loans, will accrue at 8% per year, payable once a year at each anniversary of the loan. Any interest not paid when due becomes part of the loan and bears interest.

The amount you receive as a result of the loan will, together with any accrued but not paid interest, constitute the loan account value. Repayments on the loan will be allocated among the funding options in the same proportion the loan was taken from the funding options. The loan account value will be reduced by the amount of any loan repayment. The amount necessary to repay all loans in full is the loan account value plus any accrued interest.

The loan account value is credited with the amount of any loans you make on your Policy, as collateral. The loan account value is credited with interest at a rate of at least 4.5% per year (6% in New York). Such credited interest is transferred out of the loan account value monthly and reallocated proportionately to the applicable funding options.

Beginning in the eleventh policy year, up to 10% of the maximum loan amount available, at the beginning of a policy year, can be taken as a preferred loan during that policy year. Amounts borrowed in excess of the maximum loan amount available for a preferred loan will not be considered a preferred loan. The portion of the loan account value equal to the preferred loan will be credited at the policy loan interest rate of 8% per year. The portion of the loan account value not considered a preferred loan will be credited interest at 4.5% per year (6% in New York). The preferred loan feature is only available in approving states as stated in your Policy.

If you are using more than one underlying funding option, the amount of the loan will be withdrawn in proportion to the value held in each funding option. You cannot select the funding option to be used for the loan.

POLICY CHANGES

You may make changes to your Policy, as described below, by submitting a written request to our Administrative Office in a form satisfactory to us.

Beginning one year after the issue date, you may increase or decrease the specified amount of your Policy as follows:

  1) For an increase, we will require satisfactory evidence of insurability unless there is no increase in the amount at risk;

  2) The cash surrender value at the time of an increase must be at least three times the sum of (a) the most recent monthly deduction from total account value and (b) the amount of the increase, divided by 1000, times the applicable Cost of Insurance Rate;

  3) An increase in the specified amount will increase the surrender charge unless there is no increase in the amount at risk;

  4)  Increases are limited to four times the original specified amount;

  5) Decreases in the specified amount will not decrease the surrender charge or your basic premium. Decreases during the second year after the issue date will usually not enable you to reduce your planned premium below the basic premium without lapsing the Policy;

  6) No decrease may reduce the specified amount to less than the then-current minimum for this type of Policy;

  7) The decrease will be applied first to the most recent coverage under the Policy, then to the next most recent, and so forth.

You can also change from one death benefit option to the other.

The specified amount will be changed when a change in death benefit option is made. If the change is from Option 1 to Option 2, the new specified amount will equal the amount at risk as of the date of the change. If the change is from Option 2 to Option 1, the new specified amount will equal the death benefit as of the date of the change.

A change in death benefit option will not be allowed if the new specified amount would be less than the then-current minimum. We may require satisfactory evidence of insurability before allowing the change. There will be no change in the surrender charge (either increase or decrease) at the time of a change in death benefit option.

RIGHT TO EXAMINE THE POLICY

The Policy has a specific period during which you may examine the Policy. If for any reason you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days (state variations may apply) after you receive the Policy and the written notice of withdrawal right, or within 45 days after you sign the application for the Policy, whichever occurs latest.

If you return (cancel) the Policy, we will pay a refund of:

  1) the difference between payments made and amounts allocated to the separate account,

  2) the value of the amount allocated to the separate account as of the date the returned Policy is received by us, and

  3)  any fees imposed on the amounts allocated to the separate account.

If state law does not permit such a refund, then the refund will equal premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears your bank.

EXCHANGING YOUR POLICY

You may exchange the AetnaVest Policy for a period of two years after the issue date for a new adjustable premium policy issued by the Company, under which policy values and benefits do not vary with the investment performance of a separate account. The new policy will have the same issue date as the old Policy, and no evidence of insurability will be required. Since your total account value will be transferred from the old Policy to the new policy in its entirety, the cash surrender value under the new policy cannot exceed the cash surrender value under the old Policy at the time of exchange. We have the right to adjust the cash surrender value under the new policy to make sure this is the case. You have the right to select whether the new policy has the same death benefit or net amount at risk as the old Policy. There may be a charge due to the Company, or a refund due to you, equal to the difference in cash value between the old Policy and the new policy.

For AetnaVest II Policies you may simply transfer the entire separate account value of your Policy to the Fixed Account. No charge will be made for any such transfer.

PAYMENT OF DEATH BENEFIT

The death benefit is the amount payable to the beneficiary upon the death of the Insured. Any outstanding loan amounts or overdue deductions are withheld from the death benefit prior to payment.

The death benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of death (a certified copy of the death certificate) at our Administrative Office, unless you or the beneficiary have elected that it be paid under one or more of the settlement options described below.

Payment of the death benefit may be delayed if the Policy is being contested. While the Insured is living, you may elect a settlement option for the beneficiary and deem it irrevocable. You may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election. A beneficiary who has elected Settlement Option 1 may elect another option within two years after the insured's death.

All or a part of the proceeds of the death benefit may be applied under one or more of the following settlement options, or such options as we may choose to make available in the future.

If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any excess death benefit proceeds due will be paid as elected.

POLICY SETTLEMENT

There are several ways in which a beneficiary may receive annuity payments due from a death benefit, or which the Insured may choose to receive annuity payments from the cash surrender value of the Policy.

Proceeds in the form of settlement options are payable by the Company upon the Insured's death; upon maturity of the Policy; or upon election of one of the following settlement options or any we make available (after any applicable surrender charges have been deducted).

A written request is required to elect, change, or revoke a settlement option. This request will take effect upon receipt or recording of the written request, in good order, at our Administrative Office.

The first variable settlement option payment will be as of the tenth valuation period following the receipt of the properly completed election form.

SETTLEMENT OPTIONS

Options 2, 3 and 4 are in the form of an annuity, which is a series of payments for life or a definite period. An "annuitant" is the person or persons on whose life annuity payments are based and who may be entitled to receive such payment.

OPTION 1--Payment of interest on the sum left with us;

OPTION 2--Payments for a stated number of years, at least three but no more than thirty;

OPTION 3--Payments for the lifetime of the annuitant. If also chosen, we will guarantee payments for 60, 120, 180 or 240 months;

OPTION 4--Payments during the joint lifetimes of two annuitants. At the death of either, payments will continue to the survivor. When this option is chosen, a choice must be made of:

  (a)  100% of the payment to continue to the survivor;

  (b)  66% of the payment to continue to the survivor;

  (c)  50% of the payment to continue to the survivor;

  (d) Payments for a minimum of 120 months, with 100% of the payment to continue to the survivor;

  (e) 100% of the payment to continue to the survivor if the survivor is the annuitant, and 50% of the payment to continue to the survivor if the survivor is the second annuitant.

In most states, no election may be made that would result in a first payment of less than $25 or that would result in total yearly payments of less than $120. If the value of the Policy is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

Proceeds applied under Option 1 will be held by us in our General Account. Proceeds in the General Account will be used to make payments on a fixed dollar basis. We will add interest to such proceeds at an annual rate of not less than 3.5%. We may add interest daily at any higher rate.

Under Option 1, the annuitant may later tell the Company to (a) pay to him or her a portion or all of the sum held by the Company; or (b) apply a portion or all of the sum held by the Company to another settlement option.

Proceeds applied under Options 2, 3 and 4 will be held (a) in the General Account; or (b) in the Company's Variable Annuity Account B, invested in one or more of the available investment options; or (c) a mix of (a) and (b). Proceeds in Variable Annuity Account B will be used to make payments on a variable basis.

If payments are to be funded on a variable basis, the first and subsequent payments will vary depending on the Assumed Net Investment Rate. This rate will be 3.5% per annum, unless a 5% annual rate is chosen. The Assumed Net Investment Rate is chosen by the payee.

Selection of a 5% rate causes a higher first payment, but subsequent payments will increase only to the extent the actual net investment rate exceeds 5% on an annualized basis, and they will decline if the rate is less than 5%. Use of the 3.5% Assumed Net Investment Rate causes a lower first payment, but subsequent payments will increase more rapidly or decline more slowly as changes occur in the actual net investment rate. The investment performance of the underlying funding option(s) must equal such assumed rate, plus enough to cover the mortality and expense risk and administrative fee charges, if future payments on a variable basis are to remain level.

If payments on a variable basis are not to decrease, gross return on the assets of the underlying funding option must be:

  (a) 4.75% on an annual basis, plus an annual return of up to .25% needed to offset the administrative charge in effect at the time settlement option payments start, if an Assumed Net Investment Rate of 3.5% is chosen; or

  (b) 6.25% on an annual basis, plus an annual return of up to .25% needed to offset the administrative charge in effect at the time settlement option payments start, if an Assumed Net Investment Rate of 5% is chosen.

Option 2, 3, or 4 may be chosen on a fixed dollar basis. However, if the guaranteed payments are less than the payments which would be made from the purchase of the Company's current single premium immediate annuity, the larger payment will be made instead.

As to funds held under Option 1, the annuitant may elect to make a withdrawal or to change options. Under Option 2, if payments are made on a variable basis, the current value may be withdrawn at any time. Amounts held in the Fixed Account may not be withdrawn under Option 2. No withdrawals or changes of option may be made under Options 3 and 4.

When an annuitant dies while receiving payments under Option 2, 3 or 4, the present value of any remaining guaranteed payments will either be paid in one sum to the beneficiary, or upon election by the beneficiary, any remaining guaranteed payments will continue to the beneficiary. If no beneficiary exists, the present value of any remaining guaranteed payments will be paid in one sum to the annuitant's estate. If the annuitant dies while receiving payments under Option 1, the current value of the Option will be paid in one sum to the beneficiary, or to the annuitant's estate.

If a beneficiary dies (and there is no contingent beneficiary), while receiving payments, the current value of the account (Option 1), or the present value of any remaining guaranteed payments will be paid in one sum to the estate of the beneficiary. The interest rate used to determine the first payment will be used to calculate the present value.

Payments will be made upon receipt of a written request filed with us. If the Owner has made no settlement election when the beneficiary becomes entitled to proceeds, the beneficiary may make the election.

CALCULATION OF SETTLEMENT PAYMENTS ON A VARIABLE BASIS

When you have chosen payment on a variable basis, the first payment is calculated as follows:

  (a) the portion of the proceeds applied to make payments on the variable basis; divided by

  (b)  1000; times

  (c)  the payment rate for the option chosen.

Such amount, or portion, of the variable payment will be divided by the Settlement Option Unit Value (described below), as of the tenth valuation period (the period of time between one valuation Date and the next valuation Date) before the due date of the first payment, to determine the number of Settlement Option Units. Each future payment is equal to the number of Settlement Option Units, times the Settlement Option Unit Value as of the tenth valuation period prior to the due date of the payment.

For any valuation period, the Settlement Option Unit Value is equal to:

  (a)  The Settlement Option Unit value for the previous valuation period; times

  (b)  The Net Return Factor (as defined below) for the valuation period; times

  (c) A factor to reflect the Assumed Net Investment Rate. The factor for 3.5% per year is .9999058; for 5% per year, it is .9998663.

The Net Return Factor equals:

  (i) The net assets of the applicable fund held in Variable Annuity Account B at the end of a valuation period, minus

  (ii) The net assets of the applicable fund held in Variable Annuity Account B at the beginning of that valuation period, plus or minus

  (iii) Taxes or provision for taxes, if any, attributable to the operations of Variable Annuity Account B, divided by

  (iv) The value of Settlement Option Units and other accumulation units held in Variable Annuity Account B at the beginning of the valuation period, minus

  (v) A daily charge at an annual rate of 1.25% for annuity mortality and expense risk and a daily administrative expense charge that will not exceed .25% on an annual basis of your account value invested in the subaccount.

The number of Settlement Option Units remains fixed. However, the dollar value of the Settlement Option Unit Values and the payment may increase or decrease due to investment gain or loss.

Payments will not be affected by changes in the mortality or expense results or administrative charges.

DIRECTORS AND OFFICERS*



       NAME AND ADDRESS               POSITION WITH COMPANY                   BUSINESS EXPERIENCE DURING PAST 5 YEARS
       ----------------               ---------------------                   ---------------------------------------
THOMAS J. MCINERNEY**             Director and President            Has held various executive officer positions within the
                                  (Principal Executive Officer)     Aetna Financial Services organization since 1997, including
                                                                    President of Aetna Life Insurance and Annuity Company, Aetna
                                                                    Retirement Services, Inc., and Aetna Insurance Company of
                                                                    America. Since March of 2001 been Director, President and
                                                                    Chief Executive Officer of Northern Life Insurance Company
                                                                    and has held several directorships within the ING Americas organization. From August 1997 to November 2000 was
                                                                    Executive Vice President and from March 1997 to August 1997 was Vice President, Strategy of Aetna Inc., Aetna Services,
                                                                    Inc. and Aetna Life Insurance Company. From December 1996 to
                                                                    March 1997 was Vice President, Sales and from April 1996 to
                                                                    March 1997 was Vice President, National Accounts of Aetna US
                                                                    Healthcare, Inc. From July 1995 to April 1996 was Vice
                                                                    President, Strategy, Finance and Administration of Aetna
                                                                    Inc.

WAYNE R. HUNEKE***                Director                          Has held several directorships and various executive officer positions within the ING GROEP organization including
                                                                    positions as Chief Financial Officer of Aetna Insurance
                                                                    Company of America, Aetna Life Insurance and Annuity
                                                                    Company, Ameribest Life Insurance Company, Equitable Life
                                                                    Insurance Company of Iowa, First Columbine Life Insurance
                                                                    Company, Golden America Life Insurance Company, Life
                                                                    Insurance Company of Georgia, Midwestern United Life
                                                                    Insurance Company, Security Life of Denver Insurance
                                                                    Company, Southland Life Insurance company and USG Annuity &
                                                                    Life Company (since 2001) and General Manager and Chief
                                                                    Financial Officer of ING Americas (since October 2000).
                                                                    Since August 1994 has held several executive officer
                                                                    positions within ReliaStar Financial Corp., including Senior
                                                                    Executive Vice President, Treasurer, Chief Financial
                                                                    Officer, Senior Vice President, Financial Markets. Since
                                                                    December 2000 has been a director of Aetna Life Insurance
                                                                    and Annuity Company, Aetna Insurance Company of America,
                                                                    Aetna Retirement Services, Inc. and Aetna Retirement
                                                                    Holdings, Inc

       NAME AND ADDRESS               POSITION WITH COMPANY                   BUSINESS EXPERIENCE DURING PAST 5 YEARS
       ----------------               ---------------------                   ---------------------------------------
P. RANDALL LOWERY***              Director                          Has held several directorships and various executive officer positions within the ING GROEP organization including
                                                                    positions as General Manager and Chief Actuary of ING
                                                                    America Insurance Holdings, Inc. (since November 2000).
                                                                    Since 1999 has held the position of Executive Vice President and General Manager, Actuarial/Risk of ING North America
                                                                    Insurance Corporation and since 1990 has also held the
                                                                    position of Senior Vice President and Actuary of ING America
                                                                    Life Insurance Company. From 1999 to November 2000 was First
                                                                    Executive Vice President of ING America Insurance Holdings,
                                                                    Inc. Since December 2000 has been a director of Aetna Life
                                                                    Insurance and Annuity Company, Aetna Insurance Company of
                                                                    America, Aetna Retirement Services, Inc. and Aetna
                                                                    Retirement Holdings, Inc.

ROBERT C. SALIPANTE****           Director                          Has held several directorships and various executive officer positions within the ING GROEP organization including
                                                                    positions as: Chief Operating Officer, ReliaStar Life
                                                                    Insurance Company and Chief Executive Officer of Ameribest
                                                                    Life Insurance Company of Iowa, Golden American Lfie
                                                                    Insurance Company, Midwestern United Life Insurance Company,
                                                                    Security Life of Denver Insurance Company,
                                                                    Security-Connecticut Life Insurance Company, Southland
                                                                    Insurance Company, United Life & Annuity Insurance Company
                                                                    and USG Annuity & Life Company (since 2001); General Manager and Chief Executive Officer of ING Americas (since 2000);
                                                                    President and Chief Operating Officer of ReliaStar Financial
                                                                    Corp. (1999 to 2000); Senior Vice President, Personal
                                                                    Financial Services of ReliaStar Financial Corp. (Since
                                                                    1996); and Senior Vice President, Strategic Marketing and
                                                                    Technology of ReliaStar Financial Corp. (1994 to 1996).
                                                                    Since December 2000 has been a director of Aetna Life
                                                                    Insurance and Annuity Company, Aetna Insurance Company of
                                                                    America, Aetna Retirement Services, Inc. and Aetna
                                                                    Retirement Holdings, Inc. Since 2001 has held several
                                                                    directorships with in the ING Americas organization.

       NAME AND ADDRESS               POSITION WITH COMPANY                   BUSINESS EXPERIENCE DURING PAST 5 YEARS
       ----------------               ---------------------                   ---------------------------------------
MARK A. TULLIS***                 Director                          Has held several directorships and various executive officer positions within the ING GROEP organization including
                                                                    positions as Chief Operating Officer of ReliaStar Life
                                                                    Insurance Company and Chief Executive Officer of Ameribest
                                                                    Life Insurance Company, Equitable Life Insurance Company of
                                                                    Iowa, Golden American Life Insurance Company, Midwestern
                                                                    United Life Insurance Company, Security Life of Denver
                                                                    Insurance Company, Security-Connecticut Life Insurance
                                                                    Company, Southland Insurance Company, United Life & Annuity
                                                                    Insurance Company and USG Annuity & Life Company (since
                                                                    2001); General Manager and Chief of Staff of ING North
                                                                    America Insurance Corporation (since November 2000);
                                                                    Executive Vice President and General Manager, Strategy and
                                                                    Operations of ING North America Insurance Corporation (1999
                                                                    to November 2000); President and Treasurer of Quichot, Inc.
                                                                    (Since 2000). From June 1994 to August 1999 held the
                                                                    position of Executive Vice President of Primerica. Since
                                                                    December 2000 has been a director of Aetna Life Insurance
                                                                    and Annuity Company, Aetna Insurance Company of America,
                                                                    Aetna Retirement Services, Inc. and Aetna Retirement
                                                                    Holdings, Inc.

PAULA CLUDRAY-ENGELKE****         Secretary                         Secretary of Aetna Life Insurance and Annuity Company, Aetna
                                                                    Insurnce Company of America, Ameribest Life Insurance
                                                                    Company, Equitable Life Insurance Company of Iowa, First
                                                                    columbine Life Insurance Company, Golden American Life
                                                                    Insurance Company, Life Insurance Company of Georgia,
                                                                    Midwestern United Life Insurance Company, Security Life of
                                                                    Denver Insurance Company, United Life and Annuity Insurance
                                                                    Company o and Washington Square Securities, Inc. (since
                                                                    2001); Secretary of Northern Life Insurance Company,
                                                                    ReliaStar Life Insurance Company, ReliaStar Life Insurance
                                                                    Company of New York and Security-Connecticut Life Insurance
                                                                    Company (since 2000); Assistant Secretary of Aetna Insurance
                                                                    Company of America and Aetna Life Insurance and Annuity
                                                                    Company since 2000.

       NAME AND ADDRESS               POSITION WITH COMPANY                   BUSINESS EXPERIENCE DURING PAST 5 YEARS
       ----------------               ---------------------                   ---------------------------------------
DEBORAH KOLTENUK**                Vice President and Corporate      Since 1996 has held various officer positions within the
                                  Controller                        financial division of the Aetna Financial Services
                                                                    organization, including Vice President, Treasurer, Chief
                                                                    Financial Officer, Corporate Controller and Assistant
                                                                    Treasurer. From April 1997 to December 2000, held the
                                                                    position of Vice President, Business Strategy and Finance of
                                                                    Aetna Life Insurance Company. From October 1994 to April
                                                                    1996 held the position of Vice President, Investment
                                                                    Planning and Financial Reporting of Aetna Life Insurance
                                                                    Company, The Aetna Casualty and Surety Company and The
                                                                    Standard Fire and Insurance Company.

BRIAN MURPHY**                    Vice President and Chief          Has held various positions in the Compliance area within the
                                  Compliance Officer                Aetna Financial Services organization including Compliance
                                                                    Consultant (June 1996 to May 1997) and Compliance Manager
                                                                    (since January 2000). Also held positions as Vice President and Chief Compliance Officer of Aetna Life Insurance and
                                                                    Annuity Company (since May 2000); and Chief Compliance
                                                                    Officer of Systematized Benefits Administrators, Inc. (since
                                                                    June 2000). From May 1997 to January 2000 held the position of Audit Operations Manager in the Corporate Audit Division
                                                                    of Aetna Inc.



   * Directors, officers and employees of the Company are covered by a blanket fidelity bond in an amount in excess of $60 million issued by Lloyds of London.

  ** The address of these Directors and Officers is 151 Farmington Avenue, Hartford, Connecticut. These individuals may also be directors and/or officers of other affiliates of the Company.

 *** The address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.

 **** The address of this Director is 20 Washington Avenue South, Minneapolis,
      Minnesota 55401. This individual may also be a director and/or an officer of other affiliates of the Company.



REPORTS TO POLICY OWNERS

Within 30 days after each Policy anniversary and before proceeds are applied to a settlement option, we, or our designee, will send you a report containing the following information:

  1. A statement of changes in total account value and cash surrender value since the prior report or since the issue date, if there has been no prior report. This includes a statement of monthly deductions and investment results and any interest earnings for the report period;

  2. Cash surrender value, death benefit, and any loan account value, as of the Policy anniversary;

  3. A projection of total account value, loan account value and cash surrender value as of the succeeding Policy Anniversary.

If you have Policy values funded in either separate account you will receive such additional periodic reports as may be required by the Commission.

Some state laws require additional reports; these requirements vary from state to state.

RIGHT TO INSTRUCT VOTING OF FUND SHARES

In accordance with our view of present applicable law, the Company will vote the shares of each of the Funds held in the separate account in accordance with instructions received from Policy owners having a voting interest in the Funds. Policy owners having such an interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions. The number of shares which you have a right to vote will be determined as of a record date established by the Fund. To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. Voting instructions will be solicited by written communication at least 14 days before such meeting.

The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from Policy owners. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.

Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to Policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through the separate account.

Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of a Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would have an adverse effect on the separate accounts in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policy owners.

STATE REGULATION

The Company is subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Connecticut and in other jurisdictions.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

The Policies are offered for sale in all jurisdictions where we are authorized to do business except the District of Columbia, Guam, Puerto Rico, and the Virgin Islands.

LEGAL MATTERS AND PROCEEDINGS


We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.



In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.



The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


ADDITIONAL INFORMATION

THE REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the Commission relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC upon payment of the Commission's prescribed fees.

DISTRIBUTION OF THE POLICIES


AIS serves as principal underwriter of the securities offered hereunder as defined by the federal securities laws. AIS is registered as a broker-dealer with the Commission and is a member of the NASD. AIS will contract with one or more registered broker-dealers including broker-dealers affiliated with it ("distributors") to offer and sell the Policies. AIS may also offer and sell policies directly. All persons selling the Policies will be registered representatives of the distributors, and will also be licensed as insurance agents to sell variable life insurance.



The maximum commission payable to salespersons and their supervising broker-dealers for policy distribution is 55% of the initial basic premium or, in the event of an increase in the specified amount, 55% of the basic premium attributable to the increase. In lieu of premium-based commission, equivalent amounts may be paid based on total account value. In particular circumstances, certain of these professionals may also be paid for their administrative expenses. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, all such compensation will be in accordance with NASD rules. Supervisory and other management personnel of AIS may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.


The registered representative may be required to return all or part of any commission if the Policy is not continued for a certain period.

AIS may also contract with independent third party broker-dealers who will act as wholesalers by assisting AIS in finding broker-dealers to offer and sell the Policies. These parties may also provide training, marketing and other sales related functions for AIS and other broker-dealers and may provide certain administrative services to the Company in connection with the Policies. Such parties may receive compensation based on premium payments for the Policies purchased through broker-dealers selected by the wholesaler.


RECORDS AND ACCOUNTS

All records and accounts relating to the separate accounts and the Funds will be maintained by the Company or its designee. All reports required to be made and information required to be given will be provided by the Company or its designee.

The Lincoln National Life Insurance Company ("Lincoln") and its affiliates perform certain administrative functions relating to the Policies, and maintain books and records necessary to operate and administer the Policies.

INDEPENDENT AUDITORS


KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, were the independent auditors for the Separate Account for the year ended December 31, 1998, and continue to be the independent auditors for the Company. Ernst & Young LLP, Ft. Wayne, Indiana, were the independent auditors for the Separate Account for the years ended December 31, 1999 and 2000. The independent auditors provide services to the Separate Account that include primarily the audit of the Separate Account's financial statements as described in their reports, included in this Registration Statement.


TAX MATTERS

GENERAL


The following is a discussion of the federal income tax considerations relating to the Policies. This discussion is based on the Company's understanding of federal income tax laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS"). These laws are complex, and tax results may vary among individuals. A person or persons contemplating the purchase of or the exercise of elections under the Policy described in this Prospectus should seek competent tax advice. This section addresses federal income tax rules only, and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions. We do not make any guarantee about the tax treatment of the Policy or transactions involving the Policies.


FEDERAL TAX STATUS OF THE COMPANY

The Company is taxed as a life insurance company under the Code. The separate account is not a separate entity from the Company. Therefore, the separate account is not taxed separately as a "regulated investment company," but is taxed as part of the Company. Investment income and realized capital gains attributable to the separate account are automatically applied to increase reserves under the policy. Because of this, under existing federal income tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the policy. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the separate account, then we may impose a charge against the separate account (with respect to the policy) to set aside provisions to pay such taxes.

LIFE INSURANCE QUALIFICATION

Section 7702 of the Code includes a definition of life insurance for tax purposes. These rules generally place limits on the amount of premiums payable under the contract and the level of cash surrender value. In no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitation, we will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law. The Secretary of the Treasury has been granted authority to prescribe regulations to carry out the purposes of
Section 7702, and proposed regulations governing mortality charges were issued in 1991. The Company believes that the Policy meets the statutory definition of life insurance. As such, and assuming the diversification standards of
Section 817(h) (discussed below) are satisfied, then except in limited circumstances (a) death benefits paid under the Policy should generally be excluded from the gross income of the beneficiary for federal income tax purposes under Section 101(a)(1) of the Code, and (b) a Policy owner should not generally be taxed on the cash value under a Policy, including increments thereof, prior to actual receipt. The principal exceptions to these rules are corporations that are subject to the alternative minimum tax, and thus may be subject to tax on increments in the Policy's total account value, and Policy owners who acquire a Policy in a "transfer for value" and thus can become subject to tax on the portion of the death benefit which exceeds the total of their cost of acquisition and subsequent premium payments.

The Company intends to comply with any future final regulations issued under Sections 7702 and 817(h) of the Code, and therefore reserves the right to make such changes as it deems necessary to ensure such compliance. Any such changes will apply uniformly to affected Policy owners and will be made only after advance written notice.

GENERAL RULES

Upon the surrender or cancellation of any Policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts" below), the Policy owner will be taxed on the surrender value only to the extent that it exceeds the gross premiums paid less prior untaxed withdrawals. The amount of any unpaid Policy loans will, upon surrender, be added to the surrender value and will be treated for this purpose as if it had been received.

Assuming the Policy is not a modified endowment contract, the proceeds of any partial surrenders are generally not taxable unless the total amount received due to such surrenders exceeds total premiums paid less prior untaxed partial surrender amounts. However, partial surrenders made within the first 15 Policy Years in connection with reductions of specified amounts may be taxable in certain limited instances where the surrender value plus any unpaid Policy debt exceeds the total premiums paid less the untaxed portion of any prior partial surrenders. This result may occur even if the total amount of any partial surrenders does not exceed total premiums paid to that date.

Loans received under the Policy will ordinarily be considered indebtedness of the Policy owner, and assuming the Policy is not considered a modified endowment contract, Policy loans will not be treated as current distributions subject to tax. Generally, amounts of loan interest paid by individuals will be considered nondeductible "personal interest."

MODIFIED ENDOWMENT CONTRACTS

A class of contracts known as "modified endowment contracts" has been created under Section 7702A of the Code. The tax rules applicable to loan proceeds and proceeds of a partial surrender of any Policy that is considered to be a modified endowment contract will differ from the general rules noted above.

A contract will be considered a modified endowment contract if it fails the "7-pay test." A Policy fails the 7-pay test if, at any time in the first seven policy years, the amount paid into the Policy exceeds the amount that would have been paid had the Policy provided for the payment of seven (7) level annual premiums. In the event of a distribution under the Policy, the Company will notify the Policy owner if the Policy is a modified endowment contract.

Each Policy is subject to testing under the 7-pay test during the first seven policy years and for the seven policy years following the time a material change takes effect. A material change, for these purposes, includes the exchange of a life insurance policy for another life insurance policy or the conversion of a term life insurance policy into a whole life or universal life insurance policy. In addition, an increase in the future benefits provided constitutes a material change unless the increase is attributable to (1) the payment of premiums necessary to fund the lowest death benefit payable in the first seven policy years or (2) the crediting of interest or other earnings with respect to such premiums. A reduction in death benefits during the first seven policy years may also cause a Policy to be considered a modified endowment contract.

If the Policy is considered to be a modified endowment contract, the proceeds of any partial surrenders, any policy loans and most assignments will be currently taxable to the extent that the Policy's total account value immediately before payment exceeds gross premiums paid (increased by the amount of loans previously taxed and reduced by untaxed amounts previously received). These rules may also apply to policy loans or partial surrender proceeds received during the two-year period prior to the time that a Policy becomes a modified endowment contract. If the Policy becomes a modified endowment contract, it may be aggregated with other modified endowment contracts purchased by you from the Company (and its affiliates) during any one calendar year for purposes of determining the taxable portion of withdrawals from the Policy.

A penalty tax equal to 10% of the amount includable in income will apply to the taxable portion of the proceeds of any policy surrender or policy loan received by any Policyowner of a modified endowment contract who is not an individual. Taxable policy distributions made to an individual who has not reached the age of 59 1/2 will also be subject to the penalty tax unless those distributions are attributable to the individual becoming disabled, or are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such individual (i.e., an annuity).

DIVERSIFICATION STANDARDS

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable contracts may be considered the owners for federal income tax purposes of the assets of the separate account used to support their contracts. In those circumstances, income and gains from separate account assets would be includable in the variable contractowner's gross income. In several rulings published prior to the enactment of Section 817(h), the IRS stated that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations under Section 817(h) concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Funds without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from those described by the IRS in pre-Section 817(h) rulings in which it was determined that Policy owners were not owners of separate account assets. For example, a Policy owner has additional flexibility in allocating premium payments and account values. While the Company does not believe that these differences would result in a Policy owner being treated as the owner of a pro rata portion of the assets of the Separate Account, there is no regulation or ruling of the IRS that confirms this conclusion. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policy owner from being considered the owner of a pro rata share of the assets of the Separate Account.

OTHER TAX CONSIDERATIONS

Business-owned life insurance may be subject to certain additional rules.
Section 264(a)(1) of the Code generally prohibits employers from deducting premiums on policies covering officers, employees or other financially interested parties where the employer is a beneficiary under the Policy. Additions to the Policy's total account value may also be subject to tax under the corporation alternative minimum tax provisions. In addition,
Section 264(a)(4) of the Code limits the Policy owner's deduction for interest on loans taken against life insurance covering the lives of officers, employees, or others financially interested in the Policy owner's trade or business. Under current tax law, interest may generally be deducted on an aggregate total of $50,000 of loans per covered life only with respect to life insurance policies covering each officer, employee or others who may have a financial interest in the Policy owner's trade or business and are considered key persons. Generally, a key person means an officer or a 20 percent owner. However, the number of key persons will be limited to the greater of (a) 5 individuals, or (b) the lesser of 5 percent of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these policies will be capped based on the applicable Moody's Corporate Bond Rate.

Section 264(f) of the Code denies a deduction for a portion of a Policy owner's otherwise deductible interest that is allocable to unborrowed policy cash values. The nondeductible interest amount is the amount that bears the same ratio to such interest as the company's average unborrowed cash value of life insurance and annuity policies issued after June 8, 1997 bears to the sum of the average unborrowed cash values of policies plus the average adjusted tax basis of other assets owned by the company. This provision does not apply to policies in which the insured is a 20% owner, officer, director or employee of the business, including policies jointly covering such individual and his or her spouse. The rule also will not apply where the Policy owner is a natural person, unless a trade or business is directly or indirectly the beneficiary of the policy.

Depending on the circumstances, the exchange of a policy, a change in the Policy's death benefit option, a policy loan, a full or partial surrender, a change in ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance and other tax consequences of policy ownership, premium payments and receipt of policy proceeds depend on the circumstances of each Policy owner or beneficiary. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transactions.

WITHHOLDING

Generally, unless you provide us with a written election to the contrary before we make the distribution, we are required to withhold income tax from any portion of a distribution we make to you that is includable in your income. If you do not wish us to withhold tax from the payment, or if enough is not withheld, you may have to pay later. You may also have to pay penalties if your withholding and estimated tax payments are insufficient.

MISCELLANEOUS POLICY PROVISIONS

THE POLICY

The Policy which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

Application forms are completed by the applicant and forwarded to the Company for acceptance. Upon acceptance, the Policy is prepared, executed by duly authorized officers of the Company, and forwarded to the Policy owner.

PAYMENT OF BENEFITS

All benefits are payable at our Administrative Office. We may require submission of the Policy before we grant loans, make changes or pay benefits.

AGE AND SEX

If age or sex is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the correct age and sex. (If the application is taken in a state where unisex rates are used, the Insured's sex is inapplicable.)

INCONTESTABILITY

We will not contest coverage under the Policy (other than any waiver of premium rider) after it has been in force during the lifetime of the Insured more than two years from the issue date.

For coverage which takes effect on a later date (i.e., an increase or reinstatement of insurance), we will not contest such coverage after it has been in force during the lifetime of the Insured more than two years from its effective date. Any contest of such later coverage will be based on the supplemental application.

SUICIDE

In most states, if the Insured commits suicide within two years from the issue date, the only benefit paid will be the sum of (a) plus (b) minus (c), where:

  (a)  equals premiums paid less amounts allocated to the separate account; and

  (b) equals the separate account value on the date of suicide, plus the portion of the monthly deductions deducted from the separate account value; and

  (c) equals the amount necessary to repay any loans in full and any interest earned on the loan account value transferred to the separate account value, and any surrenders from the Fixed Account.

If the Insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the monthly deductions for the increase, in lieu of the face amount of the increase.

All amounts will be calculated as of the date of death.

PROTECTION OF PROCEEDS

To the extent provided by law, the proceeds of the Policy are subject neither to claims by a beneficiary's creditors nor to any legal process against any beneficiary.

NON-PARTICIPATION

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

COVERAGE BEYOND MATURITY

The Policy is considered matured on the issue date anniversary after which the Insured has reached age 95 (for AetnaVest Policies) or 100 (for AetnaVest II Policies). This is the Maturity Date.

For AetnaVest II Policies only, you may, by written request in the 30 days before the maturity date of this Policy, elect to continue coverage beyond the maturity date. At Age 100, the separate account value will be transferred to the Fixed Account. If coverage beyond maturity is elected, we will continue to credit interest to the total account value of this Policy. Monthly deductions will be calculated with a Cost of Insurance rate equal to zero.

At this time, uncertainties exist regarding the tax treatment of the Policy should the Policy continue beyond the maturity date. You should therefore consult with your tax advisor prior to making this election. (See Tax Matters.) The coverage beyond maturity provision is only available in approving states. (This provision is not available in New York.)

APPENDIX A
AETNAVEST
ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND CASH SURRENDER VALUES


The following tables illustrate how the total account values, cash surrender values, and death benefits of a Policy change with the investment experience of the variable funding options. The tables show how the total account values, cash surrender values, and death benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, 12%, respectively.

Tables I through IV illustrate Policies issued to males, ages 25 and 40, in the nonsmoker rate class. The total account values, cash surrender values, and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through eleventh columns illustrate the cash surrender values of each Policy over the designated period. Tables II and IV assume that the maximum Cost of Insurance Rates allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis is assessed in each policy year. Tables I and III assume that the current scale of Cost of Insurance Rates applies during all policy years. These tables also assume the current level of mortality and expense risk charge assessed on an annual basis: 0.65% for Aetna Balanced VP, Inc., 0.65% for Aetna Growth and Income VP; 0.55% for Aetna Ascent VP; 0.55% for Aetna Crossroads VP; 0.55% for Aetna Legacy VP and 0.70%; for all other Funds available under the AetnaVest Policies. The tables also assume a 0.30% current (0.50% guaranteed) administration charge.

The investment advisory fees and other Fund expenses, net of waivers and reductions (see the table on page 17), vary by Fund from .34% to 1.00%. An arithmetic average of 0.68% has been used for the illustrations.

The amounts shown for the death benefits, cash surrender values, and total account values reflect the fact that the net investment return is lower than the gross, return on the assets held in each Fund as a result of expenses paid by the Fund and other charges levied by the Separate Account. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.86%, 4.03%, and 9.92%, respectively.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits, total account values, and cash surrender values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no Policy loans have been made. The tables are also based on the assumptions that the policy owner has not requested an increase or decrease in the specified amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.

Upon request, we will provide an illustration based upon the proposed insured's age, sex, and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                AETNAVEST POLICY

                                    TABLE I
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 25
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                          $408.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                    428     100,000     100,000    100,000       182       199        216         0         0          0
2                    878     100,000     100,000    100,000       365       411        460        17        63        112
3                  1,351     100,000     100,000    100,000       548       635        731       200       287        383
4                  1,846     100,000     100,000    100,000       730       871      1,032       382       523        684
5                  2,367     100,000     100,000    100,000       909     1,118      1,365       561       770      1,017

6                  2,914     100,000     100,000    100,000     1,097     1,388      1,746       813     1,104      1,462
7                  3,488     100,000     100,000    100,000     1,279     1,667      2,164     1,064     1,452      1,949
8                  4,091     100,000     100,000    100,000     1,456     1,955      2,623     1,311     1,810      2,478
9                  4,724     100,000     100,000    100,000     1,625     2,252      3,124     1,550     2,177      3,049
10                 5,388     100,000     100,000    100,000     1,786     2,556      3,673     1,780     2,550      3,667

15                 9,244     100,000     100,000    100,000     2,441     4,169      7,277     2,441     4,169      7,277
20                14,165     100,000     100,000    100,000     2,754     5,856     12,876     2,754     5,856     12,876
25                20,446     100,000     100,000    100,000     2,529     7,400     21,574     2,529     7,400     21,574
30                28,462     100,000     100,000    100,000     1,479     8,446     35,284     1,479     8,446     35,284

40 (Age 65)       51,751           0     100,000    114,131         0     4,806     93,550         0     4,806     93,550

 (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY

                                    TABLE II
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 25
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                          $408.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                    428     100,000     100,000    100,000       181       198        216         0         0          0
2                    878     100,000     100,000    100,000       364       410        458        16        62        110
3                  1,351     100,000     100,000    100,000       545       632        727       197       284        379
4                  1,846     100,000     100,000    100,000       725       865      1,026       377       517        678
5                  2,367     100,000     100,000    100,000       901     1,109      1,355       553       761      1,007

6                  2,914     100,000     100,000    100,000     1,087     1,375      1,731       803     1,091      1,447
7                  3,488     100,000     100,000    100,000     1,266     1,650      2,143     1,051     1,435      1,928
8                  4,091     100,000     100,000    100,000     1,440     1,933      2,593     1,295     1,788      2,448
9                  4,724     100,000     100,000    100,000     1,605     2,224      3,085     1,530     2,149      3,010
10                 5,388     100,000     100,000    100,000     1,762     2,521      3,622     1,756     2,515      3,616

15                 9,244     100,000     100,000    100,000     2,372     4,060      7,096     2,372     4,060      7,096
20                14,165     100,000     100,000    100,000     2,629     5,625     12,413     2,629     5,625     12,413
25                20,446     100,000     100,000    100,000     2,290     6,927     20,480     2,290     6,927     20,480
30                28,462     100,000     100,000    100,000     1,077     7,584     32,935     1,077     7,584     32,935

40 (Age 65)       51,751           0     100,000    102,707         0     2,125     84,186         0     2,125     84,186

 (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY

                                   TABLE III
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 40
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                          $744.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                    781     100,000     100,000        455       490       525          0         0         0          0
2                  1,601     100,000     100,000    100,000       888       986      1,090       215       313        417
3                  2,463     100,000     100,000    100,000     1,298     1,489      1,696       625       816      1,023
4                  3,367     100,000     100,000    100,000     1,686     1,997      2,350     1,013     1,324      1,677
5                  4,317     100,000     100,000    100,000     2,050     2,510      3,054     1,377     1,837      2,381

6                  5,314     100,000     100,000    100,000     2,391     3,028      3,814     1,842     2,479      3,265
7                  6,361     100,000     100,000    100,000     2,702     3,545      4,630     2,287     3,130      4,215
8                  7,460     100,000     100,000    100,000     2,982     4,058      5,503     2,702     3,778      5,223
9                  8,614     100,000     100,000    100,000     3,230     4,567      6,443     3,084     4,421      6,297
10                 9,826     100,000     100,000    100,000     3,445     5,069      7,452     3,434     5,058      7,441

15                16,857     100,000     100,000    100,000     3,933     7,380     13,783     3,933     7,380     13,783
20                25,831     100,000     100,000    100,000     2,754     8,525     22,597     2,754     8,525     22,597
25                37,284           0     100,000    100,000         0     7,476     35,410         0     7,476     35,410
30                51,902           0     100,000    100,000         0     2,337     55,402         0     2,337     55,402

25 (Age 65)       37,284           0     100,000    100,000         0     7,476     35,410         0     7,476     35,410

 (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY

                                    TABLE IV
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 40
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                          $744.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                    781     100,000     100,000    100,000       452       487        522         0         0          0
2                  1,601     100,000     100,000    100,000       878       976      1,079       205       303        406
3                  2,463     100,000     100,000    100,000     1,280     1,469      1,676       607       796      1,003
4                  3,367     100,000     100,000    100,000     1,655     1,963      2,313       982     1,290      1,640
5                  4,317     100,000     100,000    100,000     2,004     2,458      2,995     1,331     1,785      2,322

6                  5,314     100,000     100,000    100,000     2,323     2,950      3,723     1,774     2,401      3,174
7                  6,361     100,000     100,000    100,000     2,612     3,437      4,501     2,197     3,022      4,086
8                  7,460     100,000     100,000    100,000     2,868     3,918      5,331     2,588     3,638      5,051
9                  8,614     100,000     100,000    100,000     3,091     4,391      6,218     2,945     4,245      6,072
10                 9,826     100,000     100,000    100,000     3,277     4,851      7,165     3,266     4,840      7,154

15                16,857     100,000     100,000    100,000     3,579     6,855     12,977     3,579     6,855     12,977
20                25,831     100,000     100,000    100,000     2,160     7,511     20,737     2,160     7,511     20,737
25                37,284           0     100,000    100,000         0     5,362     31,203         0     5,362     31,203
30                51,902           0           0    100,000         0         0     45,165         0         0     45,165

25 (Age 65)       37,284           0     100,000    100,000         0     5,962     31,203         0     5,362     31,203

 (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

APPENDIX B
AETNAVEST II
ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND CASH SURRENDER VALUES


The following tables illustrate how the total account values, cash surrender values, and death benefits of a Policy change with the investment experience of the variable funding options. The tables show how the total account values, cash surrender values, and death benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, 12%, respectively.

Tables V through VIII illustrate Policies issued to males, ages 35 and 55, in the nonsmoker rate class. Tables IX through XII illustrate Policies issued on a unisex basis, ages 35 and 55, in the nonsmoker rate class. These tables are provided for use in those states where unisex rates are required. The total account values, cash surrender values, and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual policy years.

The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through eleventh columns illustrate the cash surrender values of each Policy over the designated period. Tables VI, VIII, X and XII assume that the maximum Cost of Insurance Rates allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of .90% on an annual basis, the maximum allowable administrative charge of .50% and the maximum allowable premium load of 6% are assessed in each policy year. Tables V, VII, IX and XI assume that the current scale of Cost of Insurance Rates applies during all policy years. These tables also assume the current level of mortality and expense risk charges of 0.70% on an annual basis.


The investment advisory fees and other Fund expenses, net of waivers and reductions (see the table on page 17), vary by Fund from .34% to 1.00%. An arithmetic average of .68% has been used for the illustrations.


The amounts shown for the death benefits, cash surrender values, and total account values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and other charges levied by the Separate Account. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.67%, 4.23%, and 10.14%, respectively on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -2.06%, 3.82%, and 9.70%, respectively.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits, total account values, and cash surrender values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the Specified Amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.

Upon request, we will provide an illustration based upon the proposed insured's age, sex (if necessary), and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                              AETNAVEST II POLICY

                                    TABLE V
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 35
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $1,410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  1,480     250,000     250,000    250,000       685       745        806         0         0          0
2                  3,035     250,000     250,000    250,000     1,518     1,688      1,865       168       338        515
3                  4,667     250,000     250,000    250,000     2,311     2,645      3,008       961     1,295      1,658
4                  6,381     250,000     250,000    250,000     3,064     3,615      4,239     1,714     2,265      2,889
5                  8,181     250,000     250,000    250,000     3,771     4,594      5,565     2,421     3,244      4,215

6                 10,070     250,000     250,000    250,000     4,432     5,581      6,992     3,206     4,355      5,766
7                 12,054     250,000     250,000    250,000     5,049     6,578      8,534     3,958     5,487      7,443
8                 14,137     250,000     250,000    250,000     5,617     7,578     10,197     4,661     6,622      9,241
9                 16,325     250,000     250,000    250,000     6,135     8,582     11,993     5,314     7,761     11,172
10                18,622     250,000     250,000    250,000     6,601     9,586     13,933     5,915     8,900     13,247

15                31,947     250,000     250,000    250,000     7,950    14,386     26,178     7,939    14,375     26,167
20                48,954     250,000     250,000    250,000     7,185    18,163     44,142     7,185    18,163     44,142
25                70,660     250,000     250,000    250,000     3,679    19,922     71,368     3,679    19,922     71,368
30                98,363           0     250,000    250,000         0    17,999    114,301         0    17,999    114,301

30 (Age 65)       98,363           0     250,000    250,000         0    17,999    114,301         0    17,999    114,301

 (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY

                                    TABLE VI
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 35
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $1,410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  1,480     250,000     250,000    250,000       646       704        763         0         0          0
2                  3,035     250,000     250,000    250,000     1,438     1,601      1,771        88       251        421
3                  4,667     250,000     250,000    250,000     2,188     2,507      2,853       838     1,157      1,503
4                  6,381     250,000     250,000    250,000     2,895     3,420      4,014     1,545     2,070      2,664
5                  8,181     250,000     250,000    250,000     3,554     4,335      5,257     2,204     2,985      3,907

6                 10,070     250,000     250,000    250,000     4,165     5,251      6,587     2,939     4,025      5,361
7                 12,054     250,000     250,000    250,000     4,721     6,161      8,007     3,630     5,070      6,916
8                 14,137     250,000     250,000    250,000     5,223     7,064      9,526     4,267     6,108      8,570
9                 16,325     250,000     250,000    250,000     5,666     7,953     11,147     4,845     7,132     10,326
10                18,622     250,000     250,000    250,000     6,050     8,829     12,882     5,364     8,143     12,196

15                31,947     250,000     250,000    250,000     6,896    12,727     23,470     6,885    12,716     23,459
20                48,954     250,000     250,000    250,000     5,313    14,923     37,996     5,313    14,923     37,996
25                70,660           0     250,000    250,000         0    12,923     57,314         0    12,923     57,314
30                98,363           0     250,000    250,000         0     2,209     82,829         0     2,209     82,829

30 (Age 65)       98,363           0     250,000    250,000         0     2,209     82,829         0     2,209     82,829

 (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY

                                   TABLE VII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 55
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $4,380.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  4,599     250,000     250,000    250,000     2,271     2,463      2,657         0         0          0
2                  9,428     250,000     250,000    250,000     4,575     5,109      5,669     1,119     1,653      2,213
3                 14,498     250,000     250,000    250,000     6,734     7,763      8,886     3,278     4,307      5,430
4                 19,822     250,000     250,000    250,000     8,745    10,421     12,328     5,289     6,965      8,872
5                 25,412     250,000     250,000    250,000    10,601    13,077     16,013     7,145     9,621     12,557

6                 31,282     250,000     250,000    250,000    12,296    15,722     19,962     9,157    12,583     16,823
7                 37,445     250,000     250,000    250,000    13,822    18,349     24,201    11,028    15,555     21,407
8                 43,916     250,000     250,000    250,000    15,166    20,945     28,752    12,718    18,497     26,304
9                 50,711     250,000     250,000    250,000    16,314    23,494     33,641    14,212    21,392     31,539
10                57,846     250,000     250,000    250,000    17,223    25,952     38,870    15,466    24,195     37,113

15                99,240     250,000     250,000    250,000    17,096    35,618     70,927    17,067    35,589     70,898
20               152,070     250,000     250,000    250,000     6,673    38,087    119,071     6,673    38,087    119,071
25               219,497           0     250,000    250,000         0    22,767    199,015         0    22,767    199,015
30               305,552           0           0    363,713         0         0    346,393         0         0    346,393

10 (Age 65)       57,846     250,000     250,000    250,000    17,223    25,952     38,870    15,466    24,195     37,113

 (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY

                                   TABLE VIII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 55
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $4,380.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  4,599     250,000     250,000    250,000     1,891     2,069      2,248         0         0          0
2                  9,428     250,000     250,000    250,000     3,739     4,217      4,719       283       761      1,263
3                 14,498     250,000     250,000    250,000     5,358     6,256      7,240     1,902     2,800      3,784
4                 19,822     250,000     250,000    250,000     6,735     8,165      9,802     3,279     4,709      6,346
5                 25,412     250,000     250,000    250,000     7,847     9,914     12,386     4,391     6,458      8,930

6                 31,282     250,000     250,000    250,000     8,671    11,468     14,969     5,532     8,329     11,830
7                 37,445     250,000     250,000    250,000     9,179    12,790     17,527     6,385     9,996     14,733
8                 43,916     250,000     250,000    250,000     9,333    13,826     20,018     6,885    11,378     17,570
9                 50,711     250,000     250,000    250,000     9,085    14,514     22,394     6,983    12,412     20,292
10                57,846     250,000     250,000    250,000     8,384    14,784     24,596     6,627    13,027     22,839

15                99,240           0     250,000    250,000         0     7,160     30,753         0     7,131     30,724
20               152,070           0           0    250,000         0         0     16,301         0         0     16,301
25               219,497           0           0          0         0         0          0         0         0          0
30               305,552           0           0          0         0         0          0         0         0          0

10 (Age 65)       57,846     250,000     250,000    250,000     8,384    14,784     24,596     6,627    13,027     22,839

 (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY

                                    TABLE IX
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                              UNISEX ISSUE AGE 35
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $1,350.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  1,417     250,000     250,000    250,000       640       697        755         0         0          0
2                  2,906     250,000     250,000    250,000     1,427     1,588      1,756       137       298        466
3                  4,469     250,000     250,000    250,000     2,177     2,492      2,836       887     1,202      1,546
4                  6,110     250,000     250,000    250,000     2,885     3,406      3,996     1,595     2,116      2,706
5                  7,833     250,000     250,000    250,000     3,548     4,326      5,243     2,258     3,036      3,953

6                  9,642     250,000     250,000    250,000     4,165     5,250      6,582     2,993     4,078      5,410
7                 11,541     250,000     250,000    250,000     4,737     6,179      8,026     3,694     5,136      6,983
8                 13,536     250,000     250,000    250,000     5,260     7,108      9,579     4,346     6,194      8,665
9                 15,630     250,000     250,000    250,000     5,734     8,038     11,254     4,949     7,253     10,469
10                17,829     250,000     250,000    250,000     6,155     8,964     13,059     5,499     8,308     12,403

15                30,588     250,000     250,000    250,000     7,421    13,454     24,524     7,410    13,443     24,513
20                46,871     250,000     250,000    250,000     6,890    17,181     41,534     6,890    17,181     41,534
25                67,653     250,000     250,000    250,000     3,919    19,205     67,403     3,919    19,205     67,403
30                94,177           0     250,000    250,000         0    17,811    107,944         0    17,811    107,944

30 (Age 65)       94,177           0     250,000    250,000         0    17,811    107,944         0    17,811    107,944

 (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY

                                    TABLE X
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                              UNISEX ISSUE AGE 35
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $1,350.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  1,417     250,000     250,000    250,000       603       658        714         0         0          0
2                  2,906     250,000     250,000    250,000     1,350     1,504      1,666        60       214        376
3                  4,469     250,000     250,000    250,000     2,059     2,360      2,688       769     1,070      1,398
4                  6,110     250,000     250,000    250,000     2,723     3,218      3,780     1,433     1,928      2,490
5                  7,833     250,000     250,000    250,000     3,340     4,077      4,947     2,050     2,787      3,657

6                  9,642     250,000     250,000    250,000     3,909     4,934      6,194     2,737     3,762      5,022
7                 11,541     250,000     250,000    250,000     4,424     5,782      7,522     3,381     4,739      6,479
8                 13,536     250,000     250,000    250,000     4,889     6,623      8,942     3,975     5,709      8,028
9                 15,630     250,000     250,000    250,000     5,294     7,447     10,455     4,509     6,662      9,670
10                17,829     250,000     250,000    250,000     5,644     8,257     12,071     4,988     7,601     11,415

15                30,588     250,000     250,000    250,000     6,365    11,822     21,898     6,354    11,811     21,887
20                46,871     250,000     250,000    250,000     4,798    13,744     35,303     4,798    13,744     35,303
25                67,653           0     250,000    250,000         0    11,767     53,055         0    11,767     53,055
30                94,177           0     250,000    250,000         0     1,895     76,388         0     1,895     76,388

30 (Age 65)       94,177           0     250,000    250,000         0     1,895     76,388         0     1,895     76,388

 (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY

                                    TABLE XI
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                              UNISEX ISSUE AGE 55
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  4,410     250,000     250,000    250,000     2,252     2,439      2,627         0         0          0
2                  9,041     250,000     250,000    250,000     4,536     5,058      5,604     1,224     1,746      2,292
3                 13,903     250,000     250,000    250,000     6,689     7,697      8,796     3,377     4,385      5,484
4                 19,008     250,000     250,000    250,000     8,697    10,342     12,212     5,385     7,030      8,900
5                 24,368     250,000     250,000    250,000    10,553    12,986     15,870     7,241     9,674     12,558

6                 29,996     250,000     250,000    250,000    12,251    15,622     19,791     9,243    12,614     16,783
7                 35,906     250,000     250,000    250,000    13,786    18,246     24,003    11,109    15,569     21,326
8                 42,112     250,000     250,000    250,000    15,146    20,843     28,527    12,800    18,497     26,181
9                 48,627     250,000     250,000    250,000    16,321    23,404     33,395    14,306    21,389     31,380
10                55,469     250,000     250,000    250,000    17,276    25,891     38,615    15,592    24,207     36,931

15                95,161     250,000     250,000    250,000    17,716    36,072     70,885    17,688    36,044     70,857
20               145,821     250,000     250,000    250,000     8,364    39,646    119,410     8,364    39,646    119,410
25               210,477           0     250,000    250,000         0    27,611    200,157         0    27,611    200,157
30               292,995           0           0    365,060         0         0    347,676         0         0    347,676

10 (Age 65)       55,469     250,000     250,000    250,000    17,276    25,891     38,615    15,592    24,207     36,931

 (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AETNAVEST II POLICY

                                   TABLE XII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                              UNISEX ISSUE AGE 55
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT
              ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                  AT                   RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  4,410     250,000     250,000    250,000     1,807     1,977      2,149         0         0          0
2                  9,041     250,000     250,000    250,000     3,592     4,049      4,530       280       737      1,218
3                 13,903     250,000     250,000    250,000     5,163     6,024      6,968     1,851     2,712      3,656
4                 19,008     250,000     250,000    250,000     6,513     7,888      9,459     3,201     4,576      6,147
5                 24,368     250,000     250,000    250,000     7,632     9,621     11,997     4,320     6,309      8,685

6                 29,996     250,000     250,000    250,000     8,490    11,186     14,556     5,482     8,178     11,548
7                 35,906     250,000     250,000    250,000     9,064    12,551     17,118     6,387     9,874     14,441
8                 42,112     250,000     250,000    250,000     9,316    13,665     19,645     6,970    11,319     17,299
9                 48,627     250,000     250,000    250,000     9,197    14,466     22,089     7,182    12,451     20,074
10                55,469     250,000     250,000    250,000     8,660    14,889     24,399     6,976    13,205     22,715

15                95,161           0     250,000    250,000         0     9,055     32,140         0     9,027     32,112
20               145,821           0           0    250,000         0         0     23,473         0         0     23,473
25               210,477           0           0          0         0         0          0         0         0          0
30               292,995           0           0          0         0         0          0         0         0          0

10 (Age 65)       55,469     250,000     250,000    250,000     8,660    14,889     24,399     6,976    13,205     22,715

 (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.

The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              FINANCIAL STATEMENTS

                            VARIABLE LIFE ACCOUNT B

                                     INDEX

                                                                  PAGE
                                                                --------
Statement of Assets and Liabilities.........................    S-2
Statements of Operations and Changes in Net Assets..........    S-5
Notes to Financial Statements...............................    S-6
Independent Auditors' Report................................    S-24

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2000
ASSETS:
Investments, at net asset value (Note 1)

                                                                                                   TOTAL
                                                                  SHARES            COST          ASSETS
                                                                  ------            ----          ------
  Aetna Ascent VP                                                222,976    $  3,225,052    $  3,266,590
  Aetna Balanced VP, Inc.                                      1,856,713      28,639,665      24,879,948
  Aetna Bond VP                                                1,528,506      19,649,336      19,274,478
  Aetna Crossroads VP                                            105,976       1,438,294       1,439,151
  Aetna Growth and Income VP                                   5,951,466     190,219,155     143,549,353
  Aetna Growth VP                                                  1,058          16,698          15,856
  Aetna Index Plus Large Cap VP                                1,052,881      20,762,348      17,614,701
  Aetna Legacy VP                                                102,726       1,290,208       1,318,990
  Aetna Money Market VP                                        3,463,197      46,992,877      47,127,898
  Aetna Small Company VP                                          40,209         621,496         669,475
  Aetna Value Opportunity VP                                       9,223         144,481         141,474
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio                                    1,217,169      29,868,265      31,062,152
    Growth Portfolio                                             311,118      15,404,191      13,580,280
    High Income Portfolio                                         58,718         615,735         480,309
    Overseas Portfolio                                           147,571       3,096,665       2,949,948
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio                                       37,070         613,163         593,122
    Contrafund Portfolio                                         983,652      24,377,901      23,351,918
  Janus Aspen Series:
    Aggressive Growth Portfolio                                  983,185      41,979,173      35,689,644
    Balanced Portfolio                                           954,148      23,487,994      23,195,357
    Flexible Income Portfolio                                     38,354         439,997         439,532
    Growth Portfolio                                           1,125,689      35,627,436      29,808,245
    Worldwide Growth Portfolio                                 1,440,742      60,673,841      53,278,669
  MFS Variable Insurance Trust:
    Total Return Series                                            1,590          29,400          31,141
    World Government Series                                          208           2,096           2,082
  Oppenheimer Funds:
    Aggressive Growth Fund                                        10,919         928,835         772,752
    Global Securities Fund                                        65,340       2,041,736       1,981,704
    Growth & Income Fund                                          18,377         436,428         390,693
    Strategic Bond Fund                                          334,162       1,598,803       1,567,214
  Portfolio Partners Inc. (PPI):
    PPI MFS Emerging Equities Portfolio                          438,344      32,610,849      25,581,735
    PPI MFS Research Growth Portfolio                          1,248,228      18,274,883      16,326,818
    PPI MFS Value Equity Portfolio                                78,798       4,134,132       3,499,395
    PPI Scudder International Growth Portfolio                 1,010,371      18,226,229      18,631,234
    PPI T. Rowe Price Growth Equity Portfolio                     50,359       3,061,132       3,043,713
                                                                            ------------    ------------
TOTAL ASSETS                                                                $630,528,494    $545,555,571
                                                                            ============    ============

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:
POLICYHOLDERS' ACCOUNT VALUES: (NOTES 1 AND 5)
  AETNA ASCENT VP
    Policyholders' account values...........................    $  3,266,590
  AETNA BALANCED VP, INC.
    Policyholders' account values...........................      24,879,948
  AETNA BOND VP
    Policyholders' account values...........................      19,274,478
  AETNA CROSSROADS VP
    Policyholders' account values...........................       1,439,151
  AETNA GROWTH AND INCOME VP
    Policyholders' account values...........................     143,549,353
  AETNA GROWTH VP
    Policyholders' account values...........................          15,856
  AETNA INDEX PLUS LARGE CAP VP
    Policyholders' account values...........................      17,614,701
  AETNA LEGACY VP
    Policyholders' account values...........................       1,318,990
  AETNA MONEY MARKET VP
    Policyholders' account values...........................      47,127,898
  AETNA SMALL COMPANY VP
    Policyholders' account values...........................         669,475
  AETNA VALUE OPPORTUNITY VP
    Policyholders' account values...........................         141,474
  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
    EQUITY-INCOME PORTFOLIO
      Policyholders' account values.........................      31,062,152
    GROWTH PORTFOLIO
      Policyholders' account values.........................      13,580,280
    HIGH INCOME PORTFOLIO
      Policyholders' account values.........................         480,309
    OVERSEAS PORTFOLIO
      Policyholders' account values.........................       2,949,948
  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
    ASSET MANAGER PORTFOLIO
      Policyholders' account values.........................         593,122
    CONTRAFUND PORTFOLIO
      Policyholders' account values.........................      23,351,918
  JANUS ASPEN SERIES:
    AGGRESSIVE GROWTH PORTFOLIO
      Policyholders' account values.........................      35,689,644
    BALANCED PORTFOLIO
      Policyholders' account values.........................      23,195,357
    FLEXIBLE INCOME PORTFOLIO
      Policyholders' account values.........................         439,532
    GROWTH PORTFOLIO
      Policyholders' account values.........................      29,808,245
    WORLDWIDE GROWTH PORTFOLIO
      Policyholders' account values.........................      53,278,669

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2000 (continued):

MFS VARIABLE INSURANCE TRUST:
    TOTAL RETURN SERIES
      Policyholders' account values.........................    $     31,141
    WORLD GOVERNMENT SERIES
      Policyholders' account values.........................           2,082
  OPPENHEIMER FUNDS:
    AGGRESSIVE GROWTH FUND
      Policyholders' account values.........................         772,752
    GLOBAL SECURITIES FUND
      Policyholders' account values.........................       1,981,704
    GROWTH & INCOME FUND
      Policyholders' account values.........................         390,693
    STRATEGIC BOND FUND
      Policyholders' account values.........................       1,567,214
  PORTFOLIO PARTNERS INC. (PPI):
    PPI MFS EMERGING EQUITIES PORTFOLIO
      Policyholders' account values.........................      25,581,735
    PPI MFS RESEARCH GROWTH PORTFOLIO
      Policyholders' account values.........................      16,326,818
    PPI MFS VALUE EQUITY PORTFOLIO
      Policyholders' account values.........................       3,499,395
    PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
      Policyholders' account values.........................      18,631,234
    PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
      Policyholders' account values.........................       3,043,713
                                                                ------------
                                                                $545,555,571
                                                                ============

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                      YEAR ENDED DECEMBER 31,
                                                               2000             1999             1998
                                                               ----             ----             ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends...........................................    $   58,789,163    $  48,867,068    $  43,340,466
Expenses: (Notes 2 and 5)
  Valuation period deduction..........................        (6,075,769)      (5,991,275)      (4,390,578)
                                                          --------------    -------------    -------------
Net Investment Income.................................        52,713,394       42,875,793       38,949,888
                                                          --------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4
  and 5)
  Proceeds from sales.................................     1,230,914,303      874,382,151      481,590,756
  Cost of investments sold............................     1,215,994,773      793,957,391      454,360,016
                                                          --------------    -------------    -------------
    Net realized gain.................................        14,919,530       80,424,760       27,230,740
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of year...................................        56,758,198       29,609,254       16,987,228
  End of year.........................................       (84,972,923)      56,758,198       29,609,254
                                                          --------------    -------------    -------------
    Net change in unrealized gain (loss)..............      (141,731,121)      27,148,944       12,622,026
                                                          --------------    -------------    -------------
Net realized and unrealized gain (loss) on
  investments.........................................      (126,811,591)     107,573,704       39,852,766
                                                          --------------    -------------    -------------
Net increase (decrease) in net assets resulting from
  operations..........................................       (74,098,197)     150,449,497       78,802,654
                                                          --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
  TRANSACTIONS:
Variable life premium payments........................        79,636,531      135,305,924      171,088,399
Transfers to the Company for monthly deductions.......       (29,995,274)     (32,799,767)     (29,899,398)
Redemptions by policyholders..........................       (63,976,557)    (162,896,593)     (15,359,273)
Transfers on account of policy loans..................        (5,246,469)      (4,913,122)      (4,006,080)
Other.................................................           500,403          779,888         (342,142)
                                                          --------------    -------------    -------------
Net increase (decrease) in net assets resulting from
  unit transactions (Note 5)..........................       (19,081,366)     (64,523,670)     121,481,506
                                                          --------------    -------------    -------------
Net changes in net assets.............................       (93,179,563)      85,925,827      200,284,160
NET ASSETS:
Beginning of period...................................       638,735,134      552,809,307      352,525,147
                                                          --------------    -------------    -------------
End of period.........................................    $  545,555,571    $ 638,735,134    $ 552,809,307
                                                          ==============    =============    =============

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & ACCOUNT INFORMATION

    Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended. The Account consists of seven products which are listed below.

    - Aetna Vest
    - Aetna Vest II
    - Aetna Vest Plus
    - Aetna Vest Estate Protector
    - Aetna Vest Estate Protector II
    - Corporate Specialty Market
    - Corporate Specialty Market II

    Effective October 1, 1998, Aetna Life Insurance Company and Aetna Life Insurance & Annuity Company contracted the administrative servicing obligations to its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Account are owned by Lincoln Life and LNY. The portion of the Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of Lincoln Life or LNY.

    During 2000, Aetna Life Insurance Company and Aetna Life Insurance & Annuity Company moved the NYSUT Individual Life block of business from the Account at a market value of $253,767. The NYSUT Individual Life block of business is not a part of the business administered by Lincoln Life and LNY and is no longer part of the Account.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   A. VALUATION OF INVESTMENTS
    Investments in the following funds are stated at the closing net asset value per share as determined by each fund on December 31, 2000:

   Aetna Ascent VP                                     Janus Aspen Series:
   Aetna Balanced VP, Inc.                             - Aggressive Growth Portfolio
   Aetna Bond VP                                       - Balanced Portfolio
   Aetna Crossroads VP                                 - Flexible Income Portfolio
   Aetna Growth and Income VP                          - Growth Portfolio
   Aetna Growth VP                                     - Worldwide Growth Portfolio
   Aetna Index Plus Large Cap VP                       MFS Variable Insurance Trust:
   Aetna Legacy VP                                     - Total Return Series
   Aetna Money Market VP                               - World Government Series
   Aetna Small Company VP                              Oppenheimer Funds:
   Aetna Value Opportunity VP                          - Aggressive Growth Fund
   Fidelity Investments                                - Global Securities Fund
   Insurance Products Fund:                            - Growth & Income Fund
   - Equity-Income Portfolio                           - Strategic Bond Fund
   - Growth Portfolio                                  Portfolio Partners Inc. (PPI):
   - High Income Portfolio                             - PPI MFS Emerging Equities Portfolio
   - Overseas Portfolio                                - PPI MFS Research Growth Portfolio
   Fidelity Investments Variable Insurance             - PPI MFS Value Equity Portfolio
   Products Fund II:                                   - PPI Scudder International Growth Portfolio
   - Asset Manager Portfolio                           - PPI T. Rowe Price Growth Equity Portfolio
   - Contrafund Portfolio

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued):

   B. OTHER

    Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   C. FEDERAL INCOME TAXES

    The operation of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.

2.  MORTALITY & EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

    The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.

    The Company deducts a premium load from each premium payment to cover administration expenses, state taxes, and Federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.

    The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.

    The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.

    Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.

    The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.

3.  DIVIDEND INCOME

    On an annual basis, the underlying mutual funds in which the Account invests distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the underlying mutual funds. The Account's proportionate share of each underlying mutual fund's undistributed net investment income and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets of the Account.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 2000, 1999 and 1998 aggregated $1,264,546,331 and $1,230,914,303, $852,734,274 and $874,382,151,
    and $642,022,151 and $481,590,756, respectively.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET
ASSETS

                                               Valuation      Proceeds        Cost of          Net
                                                Period          from        Investments      Realized
 YEAR ENDED DECEMBER 31, 2000     Dividends   Deductions       Sales            Sold       Gain (Loss)
 AETNA ASCENT VP                     $38,638    $(31,515)        $308,641        $301,084        $7,557
 Policyholders' account values
 AETNA BALANCED VP, INC.           3,570,806    (259,568)       7,301,676       6,960,899       340,777
 Policyholders' account values
 AETNA BOND VP                       983,072    (171,073)       5,252,405       5,596,388      (343,983)
 Policyholders' account values
 AETNA CROSSROADS VP                  38,142     (19,442)       1,218,124       1,185,844        32,280
 Policyholders' account values
 AETNA GROWTH AND INCOME VP       17,869,945  (1,573,702)      18,811,348      21,010,033    (2,198,685)
 Policyholders' account values
 AETNA GROWTH VP                         329        (292)          41,686          36,146         5,540
 Policyholders' account values
 AETNA INDEX PLUS LARGE CAP VP     2,277,415    (184,673)      14,577,799      13,668,631       909,168
 Policyholders' account values
 AETNA LEGACY VP                      24,973     (11,331)          97,697          93,785         3,912
 Policyholders' account values
 AETNA MONEY MARKET VP             1,631,888    (390,772)     441,757,611     440,882,757       874,854
 Policyholders' account values
 AETNA SMALL COMPANY VP               49,216      (8,264)         178,524         141,624        36,900
 Policyholders' account values
 AETNA VALUE OPPORTUNITY VP           21,138      (1,380)          10,431          10,015           416
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO           2,541,019    (272,156)      19,439,956      19,578,131      (138,175)
 Policyholders' account values
 GROWTH PORTFOLIO                  2,239,168    (179,466)       8,321,253       6,379,106     1,942,147
 Policyholders' account values
 HIGH INCOME PORTFOLIO                61,259      (7,746)         619,734         737,807      (118,073)
 Policyholders' account values
 OVERSEAS PORTFOLIO                  444,626     (36,753)       1,013,300         833,771       179,529
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO             182,521      (8,879)       1,612,451       1,650,038       (37,587)
 Policyholders' account values
 CONTRAFUND PORTFOLIO              3,736,611    (248,336)      12,549,865      10,761,449     1,788,416
 Policyholders' account values
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO       6,697,490    (581,012)     191,812,733     201,087,299    (9,274,566)
 Policyholders' account values

                                                                           Net Increase
                                     Net Unrealized                        (Decrease) in
                                       Gain (Loss)              Net         Net Assets                 Net Assets
                                -------------------------    Change in       Resulting         --------------------------
                                 Beginning       End        Unrealized       From Unit          Beginning        End
YEAR ENDED DECEMBER 31, 2000     of Period    of Period     Gain (Loss)    Transactions         of Period     of Period
AETNA ASCENT VP                    $114,462       $41,538       $(72,924)        $188,758
Policyholders' account values                                                                    $3,136,076    $3,266,590
AETNA BALANCED VP, INC.             250,405    (3,759,717)    (4,010,122)      (3,423,656)
Policyholders' account values                                                                    28,661,711    24,879,948
AETNA BOND VP                    (1,358,696)     (374,858)       983,838       (1,475,064)
Policyholders' account values                                                                    19,297,688    19,274,478
AETNA CROSSROADS VP                  60,167           857        (59,310)        (947,809)
Policyholders' account values                                                                     2,395,290     1,439,151
AETNA GROWTH AND INCOME VP      (13,274,660)  (46,669,802)   (33,395,142)      (9,405,679)
Policyholders' account values                                                                   172,252,616   143,549,353
AETNA GROWTH VP                       5,782          (842)        (6,624)         (41,164)
Policyholders' account values                                                                        58,067        15,856
AETNA INDEX PLUS LARGE CAP VP     1,857,549    (3,147,647)    (5,005,196)        (930,084)
Policyholders' account values                                                                    20,548,071    17,614,701
AETNA LEGACY VP                        (269)       28,782         29,051          156,791
Policyholders' account values                                                                     1,115,594     1,318,990
AETNA MONEY MARKET VP               190,948       135,021        (55,927)       6,624,483
Policyholders' account values                                                                    38,443,372    47,127,898
AETNA SMALL COMPANY VP              108,664        47,979        (60,685)          18,260
Policyholders' account values                                                                       634,048       669,475
AETNA VALUE OPPORTUNITY VP            5,078        (3,007)        (8,085)          (5,735)
Policyholders' account values                                                                       135,120       141,474
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO           1,398,142     1,193,887       (204,255)      (2,587,060)
Policyholders' account values                                                                    31,722,779    31,062,152
GROWTH PORTFOLIO                  3,850,177    (1,823,911)    (5,674,088)      (5,107,791)
Policyholders' account values                                                                    20,360,310    13,580,280
HIGH INCOME PORTFOLIO               (13,223)     (135,426)      (122,203)        (411,796)
Policyholders' account values                                                                     1,078,868       480,309
OVERSEAS PORTFOLIO                1,225,453      (146,717)    (1,372,170)        (801,518)
Policyholders' account values                                                                     4,536,234     2,949,948
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO             130,759       (20,041)      (150,800)      (1,125,479)
Policyholders' account values                                                                     1,733,346       593,122
CONTRAFUND PORTFOLIO              6,072,796    (1,025,983)    (7,098,779)      (3,880,980)
Policyholders' account values                                                                    29,054,986    23,351,918
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO      12,041,322    (6,289,529)   (18,330,851)        (282,893)
Policyholders' account values                                                                    57,461,476    35,689,644

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                               Valuation      Proceeds        Cost of          Net
                                                Period          from        Investments      Realized
 YEAR ENDED DECEMBER 31, 2000     Dividends   Deductions       Sales            Sold       Gain (Loss)
 BALANCED PORTFOLIO               $2,703,458   $(227,375)      $3,320,459      $2,430,791      $889,668
 Policyholders' account values
 FLEXIBLE INCOME PORTFOLIO            29,269      (4,563)         172,032         172,802          (770)
 Policyholders' account values
 GROWTH PORTFOLIO                  3,207,380    (374,413)      22,061,661      17,472,933     4,588,728
 Policyholders' account values
 WORLDWIDE GROWTH PORTFOLIO        5,654,399    (664,457)     126,946,450     115,442,024    11,504,426
 Policyholders' account values
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                     149        (111)          42,562          40,916         1,646
 Policyholders' account values
 WORLD GOVERNMENT SERIES (1)              96         (18)              --              --            --
 Policyholders' account values
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND               32,650      (9,415)          61,285          53,307         7,978
 Policyholders' account values
 GLOBAL SECURITIES FUND              136,309     (13,082)       1,323,221       1,301,050        22,171
 Policyholders' account values
 GROWTH & INCOME FUND                 23,432      (3,481)          38,671          39,781        (1,110)
 Policyholders' account values
 STRATEGIC BOND FUND                 112,010     (12,281)         270,997         275,975        (4,978)
 Policyholders' account values
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
  PORTFOLIO                          357,259    (324,037)      33,692,167      30,432,934     3,259,233
 Policyholders' account values
 PPI MFS RESEARCH GROWTH
  PORTFOLIO                        1,236,576    (163,429)      19,127,532      16,513,502     2,614,030
 Policyholders' account values
 PPI MFS VALUE EQUITY PORTFOLIO      552,071     (35,643)       1,766,224       1,594,451       171,773
 Policyholders' account values
 PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO                 2,101,751    (232,551)     296,612,296     298,934,817    (2,322,521)
 Policyholders' account values
 PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO                   234,098     (24,553)         553,512         374,683       178,829
 Policyholders' account values
 TOTAL VARIABLE LIFE ACCOUNT B   $58,789,163  $(6,075,769) $1,230,914,303  $1,215,994,773   $14,919,530

 (1)  - Reflects seed money. No funds have been received for this option.

                                                                           Net Increase
                                     Net Unrealized                        (Decrease) in
                                       Gain (Loss)              Net         Net Assets                Net Assets
                                -------------------------    Change in       Resulting        --------------------------
                                 Beginning       End        Unrealized       From Unit         Beginning        End
YEAR ENDED DECEMBER 31, 2000     of Period    of Period     Gain (Loss)    Transactions        of Period     of Period
BALANCED PORTFOLIO               $3,868,165     $(292,637)   $(4,160,802)      $1,637,081
Policyholders' account values                                                                  $22,353,327   $23,195,357
FLEXIBLE INCOME PORTFOLIO            (1,205)         (465)           740          346,589
Policyholders' account values                                                                       68,267       439,532
GROWTH PORTFOLIO                  7,864,910    (5,819,191)   (13,684,101)       1,827,670
Policyholders' account values                                                                   34,242,981    29,808,245
WORLDWIDE GROWTH PORTFOLIO       19,350,824    (7,395,172)   (26,745,996)      (2,456,323)
Policyholders' account values                                                                   65,986,620    53,278,669
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES                     125         1,741          1,616           16,497
Policyholders' account values                                                                       11,344        31,141
WORLD GOVERNMENT SERIES (1)             (16)          (14)             2               18
Policyholders' account values                                                                        1,984         2,082
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND                9,807      (156,083)      (165,890)         169,226
Policyholders' account values                                                                      738,203       772,752
GLOBAL SECURITIES FUND              128,388       (60,032)      (188,420)       1,379,407
Policyholders' account values                                                                      645,319     1,981,704
GROWTH & INCOME FUND                  9,124       (45,735)       (54,859)         114,050
Policyholders' account values                                                                      312,661       390,693
STRATEGIC BOND FUND                  38,400       (31,589)       (69,989)         229,358
Policyholders' account values                                                                    1,313,094     1,567,214
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
 PORTFOLIO                        6,611,843    (7,029,114)   (13,640,957)       1,188,524
Policyholders' account values                                                                   34,741,713    25,581,735
PPI MFS RESEARCH GROWTH
 PORTFOLIO                        2,586,254    (1,948,065)    (4,534,319)       1,272,516
Policyholders' account values                                                                   15,901,444    16,326,818
PPI MFS VALUE EQUITY PORTFOLIO      477,099      (634,737)    (1,111,836)         994,300
Policyholders' account values                                                                    2,928,730     3,499,395
PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO                 2,712,777       405,005     (2,307,772)      (3,066,207)
Policyholders' account values                                                                   24,458,534    18,631,234
PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO                   436,847       (17,419)      (454,266)         704,344
Policyholders' account values                                                                    2,405,261     3,043,713
TOTAL VARIABLE LIFE ACCOUNT B   $56,758,198  $(84,972,923) $(141,731,121)    $(19,081,366)    $638,735,134  $545,555,571

 (1)  - Reflects seed money. No funds have been received for this option.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                               Valuation     Proceeds      Cost of         Net
                                                Period         from      Investments    Realized
 YEAR ENDED DECEMBER 31, 1999     Dividends   Deductions      Sales          Sold      Gain (Loss)
 AETNA ASCENT VP                    $207,334    $(27,423)      $797,996      $774,178      $23,818
 Policyholders' account values
 AETNA BALANCED VP, INC.           4,927,154    (362,224)    24,237,521    25,666,801   (1,429,280)
 Policyholders' account values
 AETNA BOND VP                     1,443,656    (280,638)    18,417,017    18,670,143     (253,126)
 Policyholders' account values
 AETNA CROSSROADS VP                 150,412     (21,636)       728,894       729,509         (615)
 Policyholders' account values
 AETNA GROWTH AND INCOME VP       30,198,699  (1,580,938)    32,617,948    29,355,401    3,262,547
 Policyholders' account values
 AETNA GROWTH VP (1)                   3,015     (34,261)     5,715,725     5,103,503      612,222
 Policyholders' account values
 AETNA INDEX PLUS LARGE CAP VP       881,321    (196,915)    14,299,931    11,770,545    2,529,386
 Policyholders' account values
 AETNA LEGACY VP                      62,497      (9,474)       227,116       226,972          144
 Policyholders' account values
 AETNA MONEY MARKET VP             1,696,087    (398,471)   240,430,804   240,018,029      412,775
 Policyholders' account values
 AETNA SMALL COMPANY VP                8,993     (28,237)     4,384,995     3,960,970      424,025
 Policyholders' account values
 AETNA VALUE OPPORTUNITY VP            6,310        (991)        96,462        76,961       19,501
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO           1,764,504    (369,449)    17,136,392    15,738,454    1,397,938
 Policyholders' account values
 GROWTH PORTFOLIO                  2,197,635    (205,229)    16,307,193    12,435,135    3,872,058
 Policyholders' account values
 HIGH INCOME PORTFOLIO                62,986      (7,432)       326,086       352,715      (26,629)
 Policyholders' account values
 OVERSEAS PORTFOLIO                  125,931     (32,249)     1,315,907     1,200,968      114,939
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO             232,267     (29,020)     2,871,385     2,692,023      179,362
 Policyholders' account values
 CONTRAFUND PORTFOLIO              1,565,873    (381,504)    26,236,688    20,796,590    5,440,098
 Policyholders' account values
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO       1,087,970    (302,514)   130,280,210   109,911,278   20,368,932
 Policyholders' account values

                                                                        Net Increase
                                     Net Unrealized                     (Decrease) in
                                      Gain (Loss)             Net        Net Assets                 Net Assets
                                ------------------------   Change in      Resulting         --------------------------
                                Beginning       End       Unrealized      From Unit          Beginning        End
YEAR ENDED DECEMBER 31, 1999    of Period    of Period    Gain (Loss)   Transactions         of Period     of Period
AETNA ASCENT VP                   $(53,438)     $114,462    $167,900          $(13,121)
Policyholders' account values                                                                 $2,777,568    $3,136,076
AETNA BALANCED VP, INC.            (88,169)      250,405     338,574        (8,902,224)
Policyholders' account values                                                                 34,089,711    28,661,711
AETNA BOND VP                      (21,056)   (1,358,696) (1,337,640)      (10,250,586)
Policyholders' account values                                                                 29,976,022    19,297,688
AETNA CROSSROADS VP                (13,664)       60,167      73,831           137,429
Policyholders' account values                                                                  2,055,869     2,395,290
AETNA GROWTH AND INCOME VP      (6,059,944)  (13,274,660) (7,214,716)       (9,143,942)
Policyholders' account values                                                                156,730,966   172,252,616
AETNA GROWTH VP (1)                     --         5,782       5,782          (528,691)
Policyholders' account values                                                                         --        58,067
AETNA INDEX PLUS LARGE CAP VP    1,027,911     1,857,549     829,638         3,159,014
Policyholders' account values                                                                 13,345,627    20,548,071
AETNA LEGACY VP                     (9,107)         (269)      8,838            45,676
Policyholders' account values                                                                  1,007,913     1,115,594
AETNA MONEY MARKET VP              267,256       190,948     (76,308)          143,868
Policyholders' account values                                                                 36,665,421    38,443,372
AETNA SMALL COMPANY VP             (23,492)      108,664     132,156          (890,290)
Policyholders' account values                                                                    987,401       634,048
AETNA VALUE OPPORTUNITY VP          12,485         5,078      (7,407)           61,807
Policyholders' account values                                                                     55,900       135,120
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO          2,106,941     1,398,142    (708,799)       (7,091,968)
Policyholders' account values                                                                 36,730,553    31,722,779
GROWTH PORTFOLIO                 3,937,336     3,850,177     (87,159)       (4,688,720)
Policyholders' account values                                                                 19,271,725    20,360,310
HIGH INCOME PORTFOLIO              (22,754)      (13,223)      9,531           804,059
Policyholders' account values                                                                    236,353     1,078,868
OVERSEAS PORTFOLIO                 190,775     1,225,453   1,034,678           178,105
Policyholders' account values                                                                  3,114,830     4,536,234
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO            266,952       130,759    (136,193)       (1,643,684)
Policyholders' account values                                                                  3,130,614     1,733,346
CONTRAFUND PORTFOLIO             5,961,343     6,072,796     111,453       (16,110,899)
Policyholders' account values                                                                 38,429,965    29,054,986
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO      3,818,015    12,041,322   8,223,307         4,654,782
Policyholders' account values                                                                 23,428,999    57,461,476

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                               Valuation     Proceeds      Cost of         Net
                                                Period         from      Investments    Realized
 YEAR ENDED DECEMBER 31, 1999     Dividends   Deductions      Sales          Sold      Gain (Loss)
 BALANCED PORTFOLIO              $   550,807  $ (265,810)  $ 17,853,236  $ 12,910,893  $ 4,942,343
 Policyholders' account values
 FLEXIBLE INCOME PORTFOLIO (2)         5,337        (658)       122,746       124,997       (2,251)
 Policyholders' account values
 GROWTH PORTFOLIO                    202,497    (257,076)    21,130,544    15,320,528    5,810,016
 Policyholders' account values
 WORLDWIDE GROWTH PORTFOLIO           96,897    (512,954)    56,371,577    42,528,486   13,843,091
 Policyholders' account values
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES (3)                  26          (6)         1,588         1,601          (13)
 Policyholders' account values
 WORLD GOVERNMENT SERIES (4)              --          (1)            --            --           --
 Policyholders' account values
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND (5)               --         (45)            22            20            2
 Policyholders' account values
 GLOBAL SECURITIES FUND               12,736      (3,636)       751,030       654,790       96,240
 Policyholders' account values
 GROWTH & INCOME FUND                  1,424      (2,052)       710,579       654,333       56,246
 Policyholders' account values
 STRATEGIC BOND FUND                  40,196     (11,335)     1,349,254     1,342,562        6,692
 Policyholders' account values
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
  PORTFOLIO                          329,059    (312,763)    92,317,033    82,923,450    9,393,583
 Policyholders' account values
 PPI MFS RESEARCH GROWTH
  PORTFOLIO                           26,665    (127,616)    11,385,569    10,005,001    1,380,568
 Policyholders' account values
 PPI MFS VALUE EQUITY PORTFOLIO       39,629     (11,919)     1,177,567       900,465      277,102
 Policyholders' account values
 PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO                   885,006    (199,531)   134,290,559   126,685,605    7,604,954
 Policyholders' account values
 PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO                    54,145     (17,268)       492,577       424,485       68,092
 Policyholders' account values
 TOTAL VARIABLE LIFE ACCOUNT B   $48,867,068  $(5,991,275) $874,382,151  $793,957,391  $80,424,760

 (1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.
 (2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.
 (3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.
 (4)  - Reflects seed money. No funds have been received for this option.
 (5) -Reflects less than a full year of activity. Funds were first received in this option during December 1999.

                                                                         Net Increase
                                     Net Unrealized                      (Decrease) in
                                       Gain (Loss)             Net        Net Assets                 Net Assets
                                -------------------------   Change in      Resulting         --------------------------
                                 Beginning       End       Unrealized      From Unit          Beginning        End
YEAR ENDED DECEMBER 31, 1999     of Period    of Period    Gain (Loss)   Transactions         of Period     of Period
BALANCED PORTFOLIO              $ 3,434,432  $  3,868,165  $  433,733      $ (4,727,822)
Policyholders' account values                                                                $ 21,420,076  $ 22,353,327
FLEXIBLE INCOME PORTFOLIO (2)             -        (1,205)     (1,205)           67,044
Policyholders' account values                                                                          --        68,267
GROWTH PORTFOLIO                  3,730,121     7,864,910   4,134,789           950,511
Policyholders' account values                                                                  23,402,244    34,242,981
WORLDWIDE GROWTH PORTFOLIO        5,492,542    19,350,824  13,858,282        (4,853,866)
Policyholders' account values                                                                  43,555,170    65,986,620
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES (3)                  --           125         125            11,212
Policyholders' account values                                                                          --        11,344
WORLD GOVERNMENT SERIES (4)              --           (16)        (16)            2,001
Policyholders' account values                                                                          --         1,984
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND (5)               --         9,807       9,807           728,439
Policyholders' account values                                                                          --       738,203
GLOBAL SECURITIES FUND               19,272       128,388     109,116           113,811
Policyholders' account values                                                                     317,052       645,319
GROWTH & INCOME FUND                 11,048         9,124      (1,924)          183,796
Policyholders' account values                                                                      75,171       312,661
STRATEGIC BOND FUND                  16,740        38,400      21,660           544,409
Policyholders' account values                                                                     711,472     1,313,094
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
 PORTFOLIO                        3,702,269     6,611,843   2,909,574        (8,310,862)
Policyholders' account values                                                                  30,733,122    34,741,713
PPI MFS RESEARCH GROWTH
 PORTFOLIO                          974,898     2,586,254   1,611,356         1,275,501
Policyholders' account values                                                                  11,734,970    15,901,444
PPI MFS VALUE EQUITY PORTFOLIO       82,622       477,099     394,477         1,424,018
Policyholders' account values                                                                     805,423     2,928,730
PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO                   698,227     2,712,777   2,014,550        (2,509,255)
Policyholders' account values                                                                  16,662,810    24,458,534
PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO                   149,693       436,847     287,154           656,778
Policyholders' account values                                                                   1,356,360     2,405,261
TOTAL VARIABLE LIFE ACCOUNT B   $29,609,254  $ 56,758,198  $27,148,944     $(64,523,670)     $552,809,307  $638,735,134

 (1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.
 (2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.
 (3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.
 (4)  - Reflects seed money. No funds have been received for this option.
 (5) -Reflects less than a full year of activity. Funds were first received in this option during December 1999.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                                                                               Net
                                                    Valuation     Proceeds      Cost of      Realized
                                                     Period         from      Investments      Gain
 YEAR ENDED DECEMBER 31, 1998          Dividends   Deductions      Sales          Sold        (Loss)
 AETNA ASCENT VP (1)                  $   129,523  $  (22,620)  $    393,522  $    353,120  $   40,402
 Policyholders' account values
 AETNA BALANCED VP, INC. (2)            5,079,318    (289,232)     8,936,646     7,346,946   1,589,700
 Policyholders' account values
 AETNA BOND VP (3)                      1,751,860    (257,828)     6,762,101     6,468,168     293,933
 Policyholders' account values
 AETNA CROSSROADS VP (4)                   77,190     (14,622)       473,877       453,989      19,888
 Policyholders' account values
 AETNA GROWTH AND INCOME VP (5)        27,303,998  (1,392,329)    39,271,149    34,639,034   4,632,115
 Policyholders' account values
 AETNA INDEX PLUS LARGE CAP VP (6)        591,905     (73,086)     3,515,589     3,029,008     486,581
 Policyholders' account values
 AETNA LEGACY VP (7)                       44,001      (8,540)       377,983       360,207      17,776
 Policyholders' account values
 AETNA MONEY MARKET VP (8)                940,509    (288,392)   130,650,119   130,229,304     420,815
 Policyholders' account values
 AETNA SMALL COMPANY VP (9)                 8,723      (5,056)       362,699       395,417     (32,718)
 Policyholders' account values
 AETNA VALUE OPPORTUNITY VP (10)              298        (130)        44,207        44,499        (292)
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO                1,381,671    (281,139)     8,873,609     7,588,754   1,284,855
 Policyholders' account values
 GROWTH PORTFOLIO                       1,011,596    (128,591)     2,784,250     2,517,613     266,637
 Policyholders' account values
 HIGH INCOME PORTFOLIO                         --      (1,531)        31,686        34,229      (2,543)
 Policyholders' account values
 OVERSEAS PORTFOLIO                       141,761     (22,734)       562,478       539,506      22,972
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO                  329,918     (29,778)     2,518,344     2,406,138     112,206
 Policyholders' account values
 CONTRAFUND PORTFOLIO                   1,313,979    (283,258)    12,306,538    10,124,110   2,182,428
 Policyholders' account values
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO                   --    (142,378)    19,717,643    17,285,188   2,432,455
 Policyholders' account values

                                         Net Unrealized                       Net Increase
                                           Gain (Loss)            Net        (Decrease) in                 Net Assets
                                     -----------------------   Change in    Net Assets Resulting   --------------------------
                                     Beginning       End       Unrealized      From Unit            Beginning        End
YEAR ENDED DECEMBER 31, 1998         of Period    of Period   Gain (Loss)     Transactions          of Period     of Period
AETNA ASCENT VP (1)                  $   27,927  $   (53,438) $    (81,365)      $   909,075
Policyholders' account values                                                                      $  1,802,553  $  2,777,568
AETNA BALANCED VP, INC. (2)           1,971,257      (88,169)   (2,059,426)        5,433,280
Policyholders' account values                                                                        24,336,071    34,089,711
AETNA BOND VP (3)                       (12,114)     (21,056)       (8,942)        7,092,195
Policyholders' account values                                                                        21,104,804    29,976,022
AETNA CROSSROADS VP (4)                   5,069      (13,664)      (18,733)        1,281,854
Policyholders' account values                                                                           710,292     2,055,869
AETNA GROWTH AND INCOME VP (5)        6,207,999   (6,059,944)  (12,267,943)        6,076,102
Policyholders' account values                                                                       132,379,023   156,730,966
AETNA INDEX PLUS LARGE CAP VP (6)       (23,927)   1,027,911     1,051,838         9,326,844
Policyholders' account values                                                                         1,961,545    13,345,627
AETNA LEGACY VP (7)                         618       (9,107)       (9,725)          314,262
Policyholders' account values                                                                           650,139     1,007,913
AETNA MONEY MARKET VP (8)                70,857      267,256       196,399        15,075,889
Policyholders' account values                                                                        20,320,201    36,665,421
AETNA SMALL COMPANY VP (9)                   --      (23,492)      (23,492)        1,039,944
Policyholders' account values                                                                                --       987,401
AETNA VALUE OPPORTUNITY VP (10)              --       12,485        12,485            43,539
Policyholders' account values                                                                                --        55,900
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:

EQUITY-INCOME PORTFOLIO               1,523,698    2,106,941       583,243        13,578,473
Policyholders' account values                                                                        20,183,450    36,730,553
GROWTH PORTFOLIO                        380,110    3,937,336     3,557,226         7,444,713
Policyholders' account values                                                                         7,120,144    19,271,725
HIGH INCOME PORTFOLIO                        --      (22,754)      (22,754)          263,181
Policyholders' account values                                                                                --       236,353
OVERSEAS PORTFOLIO                       (8,270)     190,775       199,045           984,072
Policyholders' account values                                                                         1,789,714     3,114,830
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO                 281,699      266,952       (14,747)          198,288
Policyholders' account values                                                                         2,534,727     3,130,614
CONTRAFUND PORTFOLIO                  1,505,359    5,961,343     4,455,984        10,540,804
Policyholders' account values                                                                        20,220,028    38,429,965
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO             844,868    3,818,015     2,973,147         5,763,410
Policyholders' account values                                                                        12,402,365    23,428,999

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                               Valuation     Proceeds      Cost of         Net
                                                Period         from      Investments    Realized
 YEAR ENDED DECEMBER 31, 1998     Dividends   Deductions      Sales          Sold      Gain (Loss)
 BALANCED PORTFOLIO:                $709,668   $(145,407)    $5,250,108    $3,955,227   $1,294,881
 Policyholders' account values
 GROWTH PORTFOLIO:                 1,062,152    (162,916)     8,751,672     6,729,863    2,021,809
 Policyholders' account values
 WORLDWIDE GROWTH PORTFOLIO:       1,360,015    (344,460)    13,676,121    10,222,511    3,453,610
 Policyholders' account values
 GLOBAL SECURITIES FUND                   --      (1,051)        10,993        12,018       (1,025)
 Policyholders' account values
 GROWTH & INCOME FUND                     --        (183)        65,110        66,180       (1,070)
 Policyholders' account values
 STRATEGIC BOND FUND                     104      (2,331)       315,681       319,744       (4,063)
 Policyholders' account values
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
  PORTFOLIO:                          68,284    (239,521)   100,307,103    97,276,639    3,030,464
 Policyholders' account values
 PPI MFS RESEARCH GROWTH
  PORTFOLIO:                           2,113     (88,033)    22,358,392    21,336,998    1,021,394
 Policyholders' account values
 PPI MFS VALUE EQUITY
  PORTFOLIO:                             628      (2,334)       188,157       215,959      (27,802)
 Policyholders' account values
 PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO:                   27,896    (158,883)    92,935,246    90,246,159    2,689,087
 Policyholders' account values
 PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO:                    3,356      (4,215)       149,733       163,488      (13,755)
 Policyholders' account values
 TOTAL VARIABLE LIFE ACCOUNT B   $43,340,466  $(4,390,578) $481,590,756  $454,360,016  $27,230,740

 (1) - Effective May 1, 1998, Aetna Ascent Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced Fund VP.
 (3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Funds' name changed to Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (7) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
 (8) - Effective May 1, 1998, Aetna Variable Encore Funds' name changed to Aetna Money Market VP.
 (9) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
 (10) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                                     Net Unrealized                      Net Increase
                                      Gain (Loss)             Net        (Decrease) in                Net Assets
                                ------------------------   Change in    Net Assets Resulting  --------------------------
                                 Beginning       End       Unrealized      From Unit           Beginning        End
YEAR ENDED DECEMBER 31, 1998     of Period    of Period   Gain (Loss)    Transactions          of Period     of Period
BALANCED PORTFOLIO:                $885,469   $3,434,432    $2,548,963       $8,806,330
Policyholders' account values                                                                   $8,205,641   $21,420,076
GROWTH PORTFOLIO:                 1,360,430    3,730,121     2,369,691        6,131,508
Policyholders' account values                                                                   11,980,000    23,402,244
WORLDWIDE GROWTH PORTFOLIO:       1,817,349    5,492,542     3,675,193       11,107,525
Policyholders' account values                                                                   24,303,287    43,555,170
GLOBAL SECURITIES FUND                   --       19,272        19,272          299,856
Policyholders' account values                                                                           --       317,052
GROWTH & INCOME FUND                     --       11,048        11,048           65,376
Policyholders' account values                                                                           --        75,171
STRATEGIC BOND FUND                      --       16,740        16,740          701,022
Policyholders' account values                                                                           --       711,472
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
 PORTFOLIO:                          42,515    3,702,269     3,659,754        5,152,269
Policyholders' account values                                                                   19,061,872    30,733,122
PPI MFS RESEARCH GROWTH
 PORTFOLIO:                         (86,245)     974,898     1,061,143        2,590,172
Policyholders' account values                                                                    7,148,181    11,734,970
PPI MFS VALUE EQUITY
 PORTFOLIO:                              --       82,622        82,622          752,309
Policyholders' account values                                                                           --       805,423
PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO:                  192,560      698,227       505,667         (712,067)
Policyholders' account values                                                                   14,311,110    16,662,810
PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO:                       --      149,693       149,693        1,221,281
Policyholders' account values                                                                           --     1,356,360
TOTAL VARIABLE LIFE ACCOUNT B   $16,987,228  $29,609,254   $12,622,026     $121,481,506       $352,525,147  $552,809,307

 (1) - Effective May 1, 1998, Aetna Ascent Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced Fund VP.
 (3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Funds' name changed to Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (7) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
 (8) - Effective May 1, 1998, Aetna Variable Encore Funds' name changed to Aetna Money Market VP.
 (9) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
 (10) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- December 31, 2000 (continued):
6.  CONDENSED FINANCIAL INFORMATION

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Aetna Vest                     $16.480         $16.232               (1.51%)                8,007.8                 $   129,983
Aetna Vest II                   16.415          16.143               (1.65%)                4,065.6                      65,630
Aetna Vest Plus                 16.415          16.143               (1.65%)              160,263.0                   2,587,109
Aetna Vest Estate
Protector                       16.507          16.258               (1.51%)               21,924.1                     356,453
Aetna Vest Estate
Protector II                    11.404          11.254               (1.31%)               11,321.3                     127,415
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Aetna Vest                      27.745          27.328               (1.50%)               88,947.7                   2,430,751
Aetna Vest II                   28.016          27.582               (1.55%)              194,710.7                   5,370,438
Aetna Vest Plus                 23.496          23.131               (1.55%)              496,431.5                  11,483,008
Aetna Vest Estate
Protector                       17.703          17.454               (1.40%)               27,551.5                     480,887
Aetna Vest Estate
Protector II                    12.678          12.525               (1.21%)               71,237.6                     892,283
Corporate Specialty Market      20.455          20.137               (1.55%)              209,639.0                   4,221,565
Corporate Specialty Market
II                              12.667          12.509               (1.25%)                   81.2      (1)              1,016
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Aetna Vest                      24.650          26.757                8.55%               218,035.1                   5,834,057
Aetna Vest II                   16.573          17.990                8.55%                48,689.8                     875,927
Aetna Vest Plus                 13.271          14.406                8.55%               329,154.6                   4,741,726
Aetna Vest Estate
Protector                       11.845          12.877                8.71%                48,148.9                     620,006
Aetna Vest Estate
Protector II                    10.470          11.405                8.93%                60,398.0                     688,811
Corporate Specialty Market      12.810          13.904                8.55%               442,762.7                   6,156,386
Corporate Specialty Market
II                              10.457          11.385                8.87%                31,405.6                     357,565
---------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Aetna Vest                      15.343          15.276               (0.44%)                3,776.6                      57,691
Aetna Vest II                   15.282          15.192               (0.59%)                4,147.5                      63,009
Aetna Vest Plus                 15.282          15.192               (0.59%)               77,878.6                   1,183,151
Aetna Vest Estate
Protector                       15.368          15.301               (0.44%)                  534.6                       8,180
Aetna Vest Estate
Protector II                    11.217          11.191               (0.24%)               11,359.6                     127,120
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Aetna Vest                      59.274          52.273              (11.81%)            1,055,369.9                  55,167,608
Aetna Vest II                   33.055          29.137              (11.85%)              674,278.8                  19,646,210
Aetna Vest Plus                 27.772          24.480              (11.85%)            1,977,826.9                  48,416,691
Aetna Vest Estate
Protector                       19.874          17.544              (11.72%)              128,586.4                   2,255,935
Aetna Vest Estate
Protector II                    12.793          11.316              (11.55%)              171,911.0                   1,945,327
Corporate Specialty Market      25.089          22.115              (11.85%)              726,338.3                  16,062,631
Corporate Specialty Market
II                              12.781          11.300              (11.59%)                4,863.1                      54,951
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Corporate Specialty Market      17.615          15.351              (12.85%)                  969.9                      14,908
Corporate Specialty Market
II                              17.226          15.061              (12.56%)                   62.9      (1)                948
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Aetna Vest                      20.975          18.812              (10.31%)               91,748.2                   1,726,002
Aetna Vest II                   20.975          18.812              (10.31%)               28,916.6                     543,990
Aetna Vest Plus                 20.975          18.812              (10.31%)              416,532.8                   7,835,980
Aetna Vest Estate
Protector                       21.071          18.927              (10.17%)               83,035.8                   1,571,639
Aetna Vest Estate
Protector II                    15.310          13.780               (9.99%)              210,538.9                   2,901,157
Corporate Specialty Market      20.975          18.812              (10.31%)              130,909.1                   2,462,716
Corporate Specialty Market
II                              15.295          13.760              (10.04%)               41,658.6                     573,217
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Aetna Vest                      14.206          14.763                3.91%                   283.7                       4,189
Aetna Vest II                   14.150          14.682                3.76%                   965.1                      14,169
Aetna Vest Plus                 14.150          14.682                3.76%                68,764.2                   1,009,636
Aetna Vest Estate
Protector                       14.230          14.788                3.92%                 3,623.2                      53,578
Aetna Vest Estate
Protector II                    11.044          11.500                4.13%                20,645.4                     237,418
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Aetna Vest                      18.803          19.803                5.32%               124,286.1                   2,461,216
Aetna Vest II                   13.744          14.475                5.32%                34,297.3                     496,456

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- December 31, 2000 (continued):
6.  CONDENSED FINANCIAL INFORMATION (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Aetna Vest Plus                $12.917         $13.604                5.32%             1,533,946.1                 $20,867,596
Aetna Vest Estate
Protector                       11.774          12.419                5.48%               116,641.1                   1,448,551
Aetna Vest Estate
Protector II                    10.871          11.489                5.69%               136,681.8                   1,570,379
Corporate Specialty Market      12.357          13.015                5.32%             1,547,870.4                  20,145,338
Corporate Specialty Market
II                              10.861          11.473                5.64%                12,060.0                     138,362
---------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Corporate Specialty Market      13.065          13.805                5.66%                48,412.2                     668,319
Corporate Specialty Market
II                              12.420          13.167                6.02%                    87.8      (1)              1,156
---------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Corporate Specialty Market      14.521          15.841                9.09%                 8,861.0                     140,385
Corporate Specialty Market
II                              13.658          14.946                9.43%                    72.8      (1)              1,089
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Aetna Vest                      16.041          17.218                7.34%                17,255.0                     297,104
Aetna Vest II                   16.041          17.218                7.34%                 8,613.8                     148,316
Aetna Vest Plus                 16.041          17.218                7.34%               773,958.6                  13,326,377
Aetna Vest Estate
Protector                       16.132          17.342                7.50%               152,483.1                   2,644,320
Aetna Vest Estate
Protector II                    11.338          12.213                7.72%               132,028.7                   1,612,453
Corporate Specialty Market      18.462          19.818                7.34%               632,867.7                  12,542,030
Corporate Specialty Market
II                              11.327          12.195                7.66%                40,306.7                     491,552
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Corporate Specialty Market     $25.856         $22.788              (11.87%)              595,892.3                 $13,579,340
Corporate Specialty Market
II                              17.930          15.852              (11.59%)                   59.3      (1)                940
---------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Corporate Specialty Market      10.271           7.883              (23.25%)               60,830.3                     479,530
Corporate Specialty Market
II                               9.902           7.623              (23.02%)                  102.2      (1)                779
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Corporate Specialty Market      19.568          15.671              (19.91%)              188,180.6                   2,949,077
Corporate Specialty Market
II                              15.111          12.134              (19.70%)                   71.8      (1)                871
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND:
ASSET MANAGER PORTFOLIO:
Corporate Specialty Market      17.991          17.112               (4.89%)               34,602.9                     592,144
Corporate Specialty Market
II                              12.223          11.657               (4.63%)                   83.9      (1)                978
---------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Aetna Vest                      22.425          20.731               (7.55%)               64,066.4                   1,328,162
Aetna Vest II                   22.425          20.731               (7.55%)               21,238.3                     440,291
Aetna Vest Plus                 22.425          20.731               (7.55%)              609,010.5                  12,625,385
Aetna Vest Estate
Protector                       22.551          20.879               (7.41%)               71,137.2                   1,485,293
Aetna Vest Estate
Protector II                    15.329          14.221               (7.23%)              146,788.5                   2,087,438
Corporate Specialty Market      24.119          22.298               (7.55%)              226,207.3                   5,043,947
Corporate Specialty Market
II                              15.314          14.200               (7.27%)               24,041.9                     341,402
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Aetna Vest                      53.447          36.088              (32.48%)               97,608.2                   3,522,529
Aetna Vest II                   53.447          36.088              (32.48%)               41,057.7                   1,481,700
Aetna Vest Plus                 53.447          36.088              (32.48%)              555,671.2                  20,053,229
Aetna Vest Estate
Protector                       32.562          22.019              (32.38%)               83,376.2                   1,835,886
Aetna Vest Estate
Protector II                    28.789          19.507              (32.24%)              107,660.7                   2,100,142
Corporate Specialty Market      40.102          27.079              (32.47%)              237,195.3                   6,423,007
Corporate Specialty Market
II                              28.762          19.480              (32.27%)               14,022.0                     273,151
---------------------------------------------------------------------------------------------------------------------------------

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- December 31, 2000 (continued):
6.  CONDENSED FINANCIAL INFORMATION (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Aetna Vest                     $28.168         $27.254               (3.25%)               23,231.1                 $   633,142
Aetna Vest II                   28.388          27.467               (3.25%)               14,967.0                     411,095
Aetna Vest Plus                 28.156          27.242               (3.25%)              485,597.9                  13,228,550
Aetna Vest Estate
Protector                       22.491          21.794               (3.10%)               43,720.1                     952,819
Aetna Vest Estate
Protector II                    15.896          15.434               (2.91%)              150,012.7                   2,315,283
Corporate Specialty Market      24.691          23.890               (3.25%)              217,411.3                   5,193,936
Corporate Specialty Market
II                              15.881          15.412               (2.96%)               29,881.9                     460,532
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Corporate Specialty Market      11.019          11.591                5.19%                37,827.3                     438,475
Corporate Specialty Market
II                              10.678          11.266                5.50%                    93.8      (1)              1,057
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Aetna Vest                      34.664          29.324              (15.40%)               52,510.4                   1,539,831
Aetna Vest II                   34.632          29.298              (15.40%)               68,635.2                   2,010,849
Aetna Vest Plus                 34.583          29.256              (15.40%)              662,527.5                  19,383,081
Aetna Vest Estate
Protector                       25.376          21.500              (15.28%)               95,708.4                   2,057,704
Aetna Vest Estate
Protector II                    17.973          15.258              (15.11%)              160,156.9                   2,443,669
Corporate Specialty Market      28.461          24.077              (15.40%)               92,242.3                   2,220,934
Corporate Specialty Market
II                              17.956          15.236              (15.15%)                9,987.8                     152,177
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Aetna Vest                      41.127          34.337              (16.51%)              118,957.2                   4,084,661
Aetna Vest II                   41.138          34.346              (16.51%)               56,280.9                   1,933,022
Aetna Vest Plus                 41.087          34.303              (16.51%)              861,664.7                  29,558,027
Aetna Vest Estate
Protector                       29.817          24.932              (16.38%)               96,383.4                   2,403,024
Aetna Vest Estate
Protector II                    19.634          16.450              (16.22%)              215,546.5                   3,545,817
Corporate Specialty Market      33.827          28.243              (16.51%)              404,568.1                  11,426,356
Corporate Specialty Market
II                              19.616          16.427              (16.26%)               19,952.8                     327,762
---------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES:
Corporate Specialty Market      11.518          13.230               14.86%                 2,265.9                      29,987
Corporate Specialty Market
II                              11.167          12.867               15.22%                    89.7      (1)              1,154
---------------------------------------------------------------------------------------------------------------------------------
WORLD GOVERNMENT SERIES:
Corporate Specialty Market      10.192          10.582                3.83%                    97.3      (1)              1,049
Corporate Specialty Market
II                              10.272          10.700                4.17%                    96.5      (1)              1,033
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND:
Corporate Specialty Market      19.578          17.206              (12.11%)               44,853.3                     771,752
Corporate Specialty Market
II                              19.458          17.151              (11.86%)                   58.3      (1)              1,000
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND:
Aetna Vest                      16.991          17.678                4.04%                 7,890.3                     139,480
Aetna Vest II                   16.990          17.677                4.04%                 7,874.6                     139,203
Aetna Vest Plus                 16.991          17.677                4.04%                71,629.0                   1,266,229
Aetna Vest Estate
Protector                       17.038          17.753                4.20%                 9,566.1                     169,826
Aetna Vest Estate
Protector II                    17.450          18.219                4.41%                 9,697.5                     176,676
Corporate Specialty Market      17.971          18.697                4.04%                 4,768.1                      89,151
Corporate Specialty Market
II                              17.532          18.303                4.40%                    62.2      (1)              1,139
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GROWTH & INCOME FUND:
Corporate Specialty Market      12.711          11.480               (9.69%)               17,176.5                     197,206
Corporate Specialty Market
II                              12.033          10.900               (9.42%)               17,750.8                     193,487
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND:
Aetna Vest                      10.208          10.372                1.61%                 5,007.9                      51,943
Aetna Vest II                   10.207          10.372                1.62%                   109.4                       1,134
Aetna Vest Plus                 10.208          10.372                1.61%                65,258.0                     676,896
Aetna Vest Estate
Protector                       10.236          10.417                1.76%                21,147.4                     220,285
Aetna Vest Estate
Protector II                    10.253          10.454                1.97%                37,982.5                     397,088
Corporate Specialty Market      10.480          10.649                1.61%                 2,786.2                      29,669

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- December 31, 2000 (continued):
6.  CONDENSED FINANCIAL INFORMATION (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND: (continued):
Corporate Specialty Market
II                             $10.262         $10.459                1.92%                18,186.0                 $   190,199
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES PORTFOLIO:
Aetna Vest                      33.285          23.469              (29.49%)               52,826.3                   1,239,762
Aetna Vest II                   33.288          23.471              (29.49%)               22,566.0                     529,643
Aetna Vest Plus                 33.270          23.458              (29.49%)              599,222.6                  14,056,613
Aetna Vest Estate
Protector                       20.793          14.683              (29.39%)               74,611.0                   1,095,486
Aetna Vest Estate
Protector II                    17.352          12.278              (29.24%)               43,758.9                     537,258
Corporate Specialty Market      27.375          19.302              (29.49%)              420,797.8                   8,122,158
Corporate Specialty Market
II                              17.339          12.264              (29.27%)                   66.4      (1)                815
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Aetna Vest                      18.009          17.030               (5.43%)               50,079.4                     852,849
Aetna Vest II                   18.089          17.106               (5.43%)               24,241.9                     414,687
Aetna Vest Plus                 17.843          16.873               (5.43%)              481,634.2                   8,126,543
Aetna Vest Estate
Protector                       13.727          13.001               (5.29%)               27,486.4                     357,338
Aetna Vest Estate
Protector II                    14.194          13.470               (5.10%)               60,638.0                     816,775
Corporate Specialty Market      16.318          15.432               (5.43%)              373,104.8                   5,757,621
Corporate Specialty Market
II                              14.182          13.454               (5.14%)                   74.7      (1)              1,005
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS VALUE EQUITY PORTFOLIO:
Aetna Vest                      16.805          15.686               (6.66%)               14,626.7                     229,437
Aetna Vest II                   16.805          15.686               (6.66%)                2,176.6                      34,142
Aetna Vest Plus                 16.805          15.686               (6.66%)              131,245.0                   2,058,726
Aetna Vest Estate
Protector                       16.851          15.753               (6.52%)               16,511.6                     260,108
Aetna Vest Estate
Protector II                    17.294          16.200               (6.33%)               54,680.3                     885,798
Corporate Specialty Market      18.361          17.139               (6.65%)                1,759.6                      30,159
Corporate Specialty Market
II                              17.491          16.379               (6.36%)                   62.6      (1)              1,025
---------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Aetna Vest                      29.019          23.100              (20.40%)               93,347.6                   2,156,373
Aetna Vest II                   28.840          22.958              (20.40%)               28,058.4                     644,167
Aetna Vest Plus                 28.679          22.830              (20.39%)              468,418.7                  10,694,167
Aetna Vest Estate
Protector                       21.844          17.415              (20.28%)               36,746.8                     639,943
Aetna Vest Estate
Protector II                    17.624          14.079              (20.12%)               19,264.5                     271,224
Corporate Specialty Market      24.031          19.130              (20.40%)              202,666.9                   3,877,029
Corporate Specialty Market
II                              17.608          14.059              (20.15%)               24,776.0                     348,331
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Aetna Vest                      13.975          13.830               (1.03%)                6,776.2                      93,717
Aetna Vest II                   13.974          13.829               (1.03%)                4,911.9                      67,928
Aetna Vest Plus                 13.975          13.830               (1.03%)              141,432.8                   1,956,077
Aetna Vest Estate
Protector                       14.013          13.889               (0.88%)                7,786.5                     108,151
Aetna Vest Estate
Protector II                    14.388          14.289               (0.68%)               57,094.4                     815,846
Corporate Specialty Market      15.481          15.046               (2.81%)                   63.1                         950
Corporate Specialty Market
II                              14.536          14.432               (0.72%)                   72.3      (1)              1,044
---------------------------------------------------------------------------------------------------------------------------------

                  (1)   - Reflects seed money. No funds have been received for this option.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company
    and
Contract Owners of Aetna Life Insurance and Annuity Company Variable Life Account B

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") (comprised of the Aetna Ascent VP, Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Crossroads VP, Aetna Growth and Income VP, Aetna Growth VP, Aetna Index Plus Large Cap VP, Aetna Legacy VP, Aetna Money Market VP, Aetna Small Company VP, Aetna Value Opportunity VP, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen
Series Balanced Portfolio, Janus Aspen Series Flexible Income Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, MFS Variable Insurance Trust Total Return Series, MFS Variable Insurance Trust World Government Series, Oppenheimer Funds Aggressive Growth Fund, Oppenheimer Funds Global Securities Fund, Oppenheimer Funds Growth & Income Fund, Oppenheimer Funds Strategic Bond Fund, Portfolio Partners Inc. (PPI) MFS Emerging Equities Portfolio, PPI MFS Research Growth Portfolio, PPI MFS Value Equity Portfolio, PPI Scudder International Growth Portfolio, and PPI T. Rowe Price Growth Equity Portfolio subaccounts), as of December 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets for the year ended
December 31, 1998, were audited by other auditors whose report dated February 26, 1999, expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Aetna Life Insurance and Annuity Company Variable Life Account B at December 31, 2000, and the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company
    and
Contract Owners of Variable Life Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.

                                          [KPMG SIGNATURE]
Hartford, Connecticut
February 26, 1999

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the One
       Month Ended December 31, 2000, the Eleven
       Months Ended November 30, 2000 and for the
       Years Ended December 31, 1999 and 1998.....   F-3

    Consolidated Balance Sheets as of
       December 31, 2000 and 1999.................   F-4

    Consolidated Statements of Changes in
       Shareholder's Equity for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the Years
       Ended December 31, 1999 and 1998...........   F-5

    Consolidated Statements of Cash Flows for the
       One Month Ended December 31, 2000, the
       Eleven Months Ended November 30, 2000 and
       for the Years Ended December 31, 1999 and
       1998.......................................   F-6

    Notes to Consolidated Financial Statements....   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999, and the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Revenue:
  Premiums                                               $ 16.5           $  137.7         $  107.5         $   79.4
  Charges assessed against policyholders                   36.4              424.6            388.3            324.3
  Net investment income                                    78.6              833.8            886.3            871.8
  Net realized capital (losses) gains                       1.8              (37.2)           (21.5)            10.4
  Other income                                             13.4              148.7            129.7            100.2
                                                         ------           --------         --------         --------
      Total revenue                                       146.7            1,507.6          1,490.3          1,386.1
                                                         ------           --------         --------         --------
Benefits and expenses:
  Current and future benefits                              68.9              726.7            746.2            714.4
  Operating expenses:
    Salaries and related benefits                          29.9              187.5            153.0            141.0
    Other                                                  19.2              227.1            213.7            199.6
  Amortization of deferred policy acquisition costs
    and value of business acquired                         10.2              116.7            104.9             91.2
                                                         ------           --------         --------         --------
      Total benefits and expenses                         128.2            1,258.0          1,217.8          1,146.2
                                                         ------           --------         --------         --------

Income from continuing operations before income
  taxes                                                    18.5              249.6            272.5            239.9
Income taxes                                                5.9               78.1             90.6             67.1
                                                         ------           --------         --------         --------

Income from continuing operations                          12.6              171.5            181.9            172.8
Discontinued operations, net of tax:
  Income from operations                                     --                 --               --             61.8
  Amortization of deferred gain on sale                      --                5.7              5.7               --
  Immediate gain on sale                                     --                 --               --             59.0
                                                         ------           --------         --------         --------

Net income                                               $ 12.6           $  177.2         $  187.6         $  293.6
                                                         ======           ========         ========         ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                                                  December 31,       December 31,
                                                                      2000               1999
                                                                  -------------      -------------
                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,120.0 and $11,657.9)                       $11,244.7          $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $109.0 and $134.7)             100.7              130.9
    Investment in affiliated mutual funds (cost: $9.6 and
      $63.5)                                                             12.7               64.1
    Common stock (cost: $2.2 and $6.7)                                    3.5               11.5
  Short-term investments                                                109.4               74.2
  Mortgage loans                                                          4.6                6.7
  Policy loans                                                          339.3              314.0
  Other investments                                                      13.4               13.2
  Securities pledged to creditors (amortized cost: $126.8)              129.0                 --
                                                                    ---------          ---------
        Total investments                                            11,957.3           12,024.7
Cash and cash equivalents                                               796.3              694.4
Short-term investments under securities loan agreement                  131.8              238.8
Accrued investment income                                               147.2              150.7
Premiums due and other receivables                                       82.9              298.3
Reinsurance recoverable                                               3,005.8            3,001.2
Current income taxes                                                     40.6                 --
Deferred income taxes                                                      --              150.4
Deferred policy acquisition costs                                        12.3            1,046.4
Value of business acquired                                            1,780.9                 --
Goodwill                                                              2,297.4                 --
Other assets                                                            154.7               96.5
Separate Accounts assets                                             36,745.8           38,692.6
                                                                    ---------          ---------
        Total assets                                                $57,153.0          $56,394.0
                                                                    =========          =========
            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                            $ 3,977.7          $ 3,850.4
  Unpaid claims and claim expenses                                       29.6               27.3
  Policyholders' funds left with the Company                         11,125.6           11,121.7
                                                                    ---------          ---------
        Total insurance reserve liabilities                          15,132.9           14,999.4
  Payables under securities loan agreement                              131.8              238.8
  Current income taxes                                                     --               14.7
  Deferred income taxes                                                 248.0                 --
  Other liabilities                                                     549.9            1,062.8
  Separate Accounts liabilities                                      36,745.8           38,692.6
                                                                    ---------          ---------
        Total liabilities                                            52,808.4           55,008.3
                                                                    ---------          ---------
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)                                 2.8                2.8
  Paid-in capital                                                     4,303.8              431.9
  Accumulated other comprehensive gain (loss)                            25.4              (44.8)
  Retained earnings                                                      12.6              995.8
                                                                    ---------          ---------
        Total shareholder's equity                                    4,344.6            1,385.7
                                                                    ---------          ---------
          Total liabilities and shareholder's equity                $57,153.0          $56,394.0
                                                                    =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Shareholder's equity, beginning of period               $4,313.4          $1,385.7         $1,394.5         $1,853.3

Comprehensive income:
  Net income                                                12.6             177.2            187.6            293.6
  Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities
      ($28.7, $79.4, ($230.2), $18.2 pretax) (1)            18.6              51.6           (149.6)            11.9
                                                        --------          --------         --------         --------
Total comprehensive income                                  31.2             228.8             38.0            305.5
                                                        --------          --------         --------         --------

Capital contributions:
  Cash                                                        --              73.5               --              9.3
  Assets                                                      --              56.0               --               --
                                                        --------          --------         --------         --------
Total capital contributions                                   --             129.5               --              9.3
                                                        --------          --------         --------         --------

Other changes                                                 --               0.8              2.9              2.4
                                                        --------          --------         --------         --------

Common stock dividends                                        --             (10.1)           (49.7)          (776.0)
                                                        --------          --------         --------         --------

Adjustment for purchase accounting                            --           2,578.7               --               --
                                                        --------          --------         --------         --------

Shareholder's equity, end of period                     $4,344.6          $4,313.4         $1,385.7         $1,394.5
                                                        ========          ========         ========         ========

(1) Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                Preacquisition
                                                                              ---------------------------------------------------
                                                             One month        Eleven months
                                                               ended              ended           Year ended         Year ended
                                                           December 31,       November 30,       December 31,       December 31,
                                                               2000               2000               1999               1998
                                                           -------------      -------------      -------------      -------------
Cash Flows from Operating Activities:
Net income                                                    $  12.6          $    177.2          $   187.6          $   293.6
Adjustments to reconcile net income to net cash (used
  for) provided by operating activities:
  Net accretion of discount on investments                       (2.7)              (32.6)             (26.5)             (29.5)
  Amortization of deferred gain on sale                            --                (5.7)              (5.7)               0.0
  Immediate gain on sale                                           --                  --                 --              (59.0)
  Net realized capital gains (losses)                            (1.8)               37.2               21.5              (11.1)
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income              6.6                (3.1)               0.9               11.4
    Decrease (increase) in premiums due and other
      receivables                                                31.1               (23.7)              23.3              (24.0)
    Decrease (increase) in policy loans                           0.1               (25.4)             (21.8)             177.4
    Increase in deferred policy acquisition costs/value
      of business acquired                                      (12.2)             (136.6)            (153.3)            (132.8)
    Decrease in reinsurance loan to affilitate                     --                  --                 --              397.2
    Net (decrease) increase in universal life account
      balances                                                   (3.8)               23.8               55.7              122.9
    (Decrease) increase in other insurance reserve
      liabilities                                                (5.3)               85.6              (28.6)             (41.8)
    Increase (decrease) in other liabilities and other
      assets                                                    103.9               (75.2)             (42.5)             (35.3)
    (Decrease) increase in income taxes                         (14.3)               23.1             (259.8)             106.5
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) operating activities            114.2                44.6             (249.2)             775.5
                                                              -------          ----------          ---------          ---------
Cash Flows from Investing Activities:
  Proceeds from sales of fixed maturities
    Debt securities available for sale                          233.0            10,083.2            5,890.1            6,790.2
    Equity securities                                             1.5               118.4              111.2              150.1
    Mortgage loans                                                0.1                 2.1                6.1                0.3
    Life Business                                                  --                  --                 --              966.5
  Investment maturities and collections of:
    Debt securities available for sale                           53.7               573.1            1,216.5            1,296.3
    Short-term investments                                        0.4                59.9               80.6              135.3
  Cost of investment purchases in:
    Debt securities available for sale                         (230.7)          (10,505.5)          (7,099.7)          (6,706.4)
    Equity securities                                           (27.8)              (17.6)             (13.0)            (125.7)
    Short-term investments                                      (10.0)             (113.1)            (106.0)             (83.9)
  Decrease (increase) in property and equipment                   1.9                 5.4               (5.7)
  Other, net                                                      0.3                (4.0)               3.7           (2,725.9)
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) investing activities             22.4               201.9               83.8             (312.2)
                                                              -------          ----------          ---------          ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts       164.2             1,529.7            2,040.2            1,571.1
  Withdrawals of investment contracts                          (156.3)           (1,832.6)          (1,680.8)          (1,393.1)
  Capital contribution from HOLDCO                                 --                73.5                 --                9.3
  Return of capital to Separate Account                            --                  --                 --                1.7
  Dividends paid to shareholder                                    --               (10.1)            (255.7)            (570.0)
  Other, net                                                    (73.6)               22.0              126.7              (34.3)
                                                              -------          ----------          ---------          ---------
Net cash (used for) provided by financing activities            (65.7)             (217.5)             230.4             (415.3)
                                                              -------          ----------          ---------          ---------
Net increase in cash and cash equivalents                        70.9                29.0               65.0               48.0
Effect of exchange rate changes on cash and cash
  equivalents                                                      --                 2.0                 --                 --
Cash and cash equivalents, beginning of period                  725.4               694.4              629.4              581.4
                                                              -------          ----------          ---------          ---------
Cash and cash equivalents, end of period                      $ 796.3          $    725.4          $   694.4          $   629.4
                                                              =======          ==========          =========          =========
Supplemental cash flow information:
Income taxes paid, net                                        $  20.3          $     39.9          $   316.9          $    60.9
                                                              =======          ==========          =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $1,183.0 million, which was the balance as of November 30, 2000, the establishment of value of business acquired of $1,780.9, an increase to other assets of $6.0 million and a decrease of $12.0 million in current income taxes. The increase to other assets reflects the write down of certain fixed assets and capitalized software costs resulting from conforming accounting policies, the establishment of a favorable lease asset and the reclassification of certain pension assets (previously reflected in other liabilities). The balances in other assets and current income taxes prior to push down accounting were $148.7 million and $52.6 million, respectively.

    The net increase to liabilities reflects an increase to insurance reserves of $60.0 million representing the revaluation of the reserves using current assumptions, an increase to deferred tax liabilities of $266.4 million primarily representing the deferred tax effect of the purchase accounting adjustments and a decrease to other liabilities of $15.8 million. The decrease in other liabilities includes the write-off of the deferred gain related to the sale of the individual life insurance business (refer to Note
    3) partially offset by the establishment of a severance liability and the revaluation of certain benefit plan liabilities. The balances in insurance reserves and other liabilities prior to push down accounting were $15,072.9 million and $565.7 million. With respect to deferred taxes, prior to push down accounting, the Company had a deferred tax asset of $18.4 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital.

    Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V.

    (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements. With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations (Refer to Note 4).

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience-rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors", which includes the following:

                                                               Gross         Gross
   December 31, 2000                           Amortized     Unrealized    Unrealized      Fair
   (Millions)                                     Cost         Gains         Losses       Value
   ----------------------------------------------------------------------------------------------
   Debt securities                               $124.5         $5.3          $3.1        $126.7

   Short-term investments                           2.3           --            --           2.3
   ----------------------------------------------------------------------------------------------
   Total securities pledged to creditors         $126.8         $5.3          $3.1        $129.0
   ----------------------------------------------------------------------------------------------

    At December 31, 1999, the Company had securities pledged to creditors with a fair value of approximately $232.5 million reflected as debt securities.

    The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 5). Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

    Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Principles of Consolidation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value ofestimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $104.3 million, $112.6 million, $114.3 million, $110.8 million and $106.3 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant

    Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2000 and 1999, unrealized gains of $9.5 million and unrealized losses of $8.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.8% to 14.0% in 2000 and 3.7% to 12.0% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 2000 and 1999, $2,991 million and $2,989 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business. (Refer to Note 3).

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. Subsequent to December 13, 2000 the Company will file a consolidated return with AICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/ benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of

    AIS is acting as underwriter for ALIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the Aetna Series Fund, Inc. and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3.  DISCONTINUED OPERATIONS-INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million and $5.2 million (after tax) of the deferred gain was recognized during 2000 and 1999, respectively. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off. (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Revenues for the individual life segment were $652.2 million for 1998. Premiums ceded and reinsurance recoveries made in 2000 totaled $419.1 million and $416.1 million, respectively, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   2000 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $   920.8       $ 34.3        $  2.1      $   953.0
   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 282.2         13.8           6.2          289.8
       Financial                               1,753.1         33.8          21.2        1,765.7
       Transportation/capital goods              660.2         21.4          11.3          670.3
       Health care/consumer products             758.9         16.2          27.9          747.2
       Natural resources                         499.3          7.6          15.6          491.3
       Other corporate securities                972.0          7.1          52.3          926.8
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,925.7         99.9         134.5        4,891.1
   ---------------------------------------------------------------------------------------------

   Foreign securities:
       Government, including political
         subdivisions                            384.7         23.9           4.3          404.3
       Utilities                                 122.9         18.6            --          141.5
       Other                                      31.2           --           9.3           21.9
   ---------------------------------------------------------------------------------------------
     Total foreign securities                    538.8         42.5          13.6          567.7
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,390.3         37.1           4.1        1,423.3
       Collateralized mortgage obligations     1,606.6         61.2           7.1        1,660.7
   ---------------------------------------------------------------------------------------------
   Total residential mortgage-backed
     securities                                2,996.9         98.3          11.2        3,084.0
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,108.3         27.5          24.2        1,111.6

   Other asset-backed securities                 753.7         13.4           3.4          763.7
   ---------------------------------------------------------------------------------------------
   Total debt securities, including debt
     securities pledged to creditors          11,244.5        315.9         189.0       11,371.4

   Less: Debt securities pledged to
     creditors                                   124.5          5.3           3.1          126.7
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,120.0       $310.6        $185.9      $11,244.7
   =============================================================================================

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   1999 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $ 1,087.2       $  4.6        $ 22.1      $ 1,069.7

   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 514.5          5.6          12.7          507.4
       Financial                               1,869.8          8.2          44.7        1,833.3
       Transportation/capital goods              623.4           .9          39.0          585.3
       Health care/consumer products           1,138.7          9.3          51.3        1,096.7
       Natural resources                         424.6          1.3          15.4          410.5
       Other corporate securities                214.0          1.0          14.9          200.1
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,785.0         26.3         178.0        4,633.3
   ---------------------------------------------------------------------------------------------
   Foreign securities:
       Government, including political
         subdivisions                            364.6         17.1          11.9          369.8
       Utilities                                 196.4          7.3            .4          203.3
       Other                                     748.2          8.9          34.3          722.8
   ---------------------------------------------------------------------------------------------
     Total foreign securities                  1,309.2         33.3          46.6        1,295.9
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,055.9         19.8          17.6        1,058.1
       Collateralized mortgage obligations     1,683.1         25.1          37.7        1,670.5
   ---------------------------------------------------------------------------------------------
     Total residential mortgage-backed
       securities                              2,739.0         44.9          55.3        2,728.6
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,031.5          3.4          48.7          986.2

   Other asset-backed securities                 705.7          0.3           9.9          696.1
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,657.9       $112.8        $360.6      $11,410.1
   =============================================================================================

    At December 31, 2000 and 1999, net unrealized appreciation (depreciation) of $126.9 million and $(247.8) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred to as "total debt securities", included $92.9 million and $(189.7) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                   Amortized            Fair
   (Millions)                                         Cost              Value
   ----------------------------------------------------------------------------
   Due to mature:
     One year or less                              $   405.4          $   405.9
     After one year through five years               2,272.8            2,299.2
     After five years through ten years              1,754.3            1,731.5
     After ten years                                 1,953.1            1,975.6
     Mortgage-backed securities                      4,105.2            4,195.5
     Other asset-backed securities                     753.7              763.7
   ----------------------------------------------------------------------------
   Less: Debt securities pledged to creditors          124.5              126.7
   ============================================================================
   Debt securities                                 $11,120.0          $11,244.7
   ============================================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $8.6 million and $8.7 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                        2000                          1999
                                              ------------------------      ------------------------
                                              Amortized         Fair        Amortized         Fair
   (Millions)                                    Cost          Value           Cost          Value
   -------------------------------------------------------------------------------------------------
   Total residential CMOs (1)                  $1,606.6       $1,660.7       $1,683.1       $1,670.5
   =================================================================================================
   Percentage of total:
     Supporting experience rated products                         80.6%                         80.7%
     Supporting remaining products                                19.4%                         19.3%
   -------------------------------------------------------------------------------------------------
                                                                 100.0%                        100.0%
   =================================================================================================

                  (1)   At December 31, 2000 and 1999, approximately 84% and 81%,
                        respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2000 and 1999, approximately 2% and 1%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                        2000                       1999
   -----------------------------------------------------------------------------------
   Amortized Cost                                   $120.8                     $204.9
   Gross unrealized gains                              6.0                       12.5
   Gross unrealized losses                             9.9                       10.9
   -----------------------------------------------------------------------------------
   Fair Value                                       $116.9                     $206.5
   ===================================================================================

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                         2000                         1999
                                                -----------------------      -----------------------
                                                Carrying         Fair        Carrying         Fair
   (Millions)                                     Value         Value          Value         Value
   -------------------------------------------------------------------------------------------------
   Assets:
     Mortgage loans                             $     4.6      $    4.5      $     6.7      $    6.8
   Liabilities:
     Investment contract liabilities:
       With a fixed maturity                      1,041.0         982.3        1,055.3         991.0
       Without a fixed maturity                  10,084.6       9,549.9       10,066.4       9,452.8
   -------------------------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS:

    Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures at December 31, 2000 and 1999.

    WARRANTS:

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2000 were both $0.3 million. The carrying values and estimated fair values at December 31, 1999 were both $6.5 million.

    OPTIONS:

    As of December 31, 2000 and 1999, the Company earned $1.1 million and $0.4 million respectively, of investment income for writing call options on underlying securities. At December 31, 2000 and 1999, there were no option contracts outstanding.

    DEBT INSTRUMENTS WITH DERIVATIVE CHARACTERISTICS:

    The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 2000 was as follows:

                                                     Amortized                 Fair
   (Millions)                                           Cost                  Value
   ----------------------------------------------------------------------------------
   Residential collateralized mortgage
     obligations                                      $1,606.6               $1,660.7
     Principal-only strips (included above)               28.1                   32.1
     Interest-only strips (included above)                 8.2                    9.7
   Other structured securities with derivative
     characteristics (1)                                  51.5                   51.5
   ----------------------------------------------------------------------------------

                  (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                   One month      Eleven months
                                                     ended            ended         Year ended       Year ended
                                                 December 31,     November 30,     December 31,     December 31,
   (Millions)                                        2000             2000             1999             1998
   --------------------------------------------------------------------------------------------------------------
   Debt securities                                   $70.3           $768.9           $823.3           $798.8
   Nonredeemable preferred stock                       1.8              9.5             17.1             18.4
   Investment in affiliated mutual funds               0.5              2.1              2.4              6.6
   Mortgage loans                                      0.1              0.5              1.1              0.6
   Policy loans                                        0.7              7.9              7.7              7.2
   Cash equivalents                                    4.4             50.3             39.0             46.1
   Other                                               2.6             13.1             15.3             15.5
   --------------------------------------------------------------------------------------------------------------
   Gross investment income                            80.4            852.3            905.9            893.2
   Less: investment expenses                          (1.8)           (18.5)           (19.6)           (21.4)
   --------------------------------------------------------------------------------------------------------------
   Net investment income                             $78.6           $833.8           $886.3           $871.8
   ==============================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $659.6 million and $655.6 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million, $255.7 million and $570.0 million in cash dividends to HOLDCO in 2000, 1999 and 1998, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $100.6 million, $133.9 million and $148.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $931.1 million and $844.9 million as of December 31, 2000 and 1999, respectively.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the NAIC and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $27.4 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) on investments were as follows:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Debt securities                         $1.2           $(36.3)         $(23.6)          $ 7.4
Equity securities                        0.6             (0.9)            2.1             3.0
-------------------------------------------------------------------------------------------------
Pretax realized capital gains
 (losses)                               $1.8           $(37.2)         $(21.5)          $10.4
=================================================================================================
After-tax realized capital gains
 (losses)                               $1.3           $(24.3)         $(14.0)          $ 7.3
=================================================================================================

    Net realized capital (losses) gains of $(16.8) million, $(36.7) million and $15.0 million for 2000, 1999 and 1998, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $45.1 million and $68.5 million at December 31, 2000 and 1999, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                               One month        Eleven months
                                 ended              ended           Year ended         Year ended
                             December 31,       November 30,       December 31,       December 31,
   (Millions)                    2000               2000               1999               1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales            $233.0            $10,083.2          $5,890.1           $6,790.2
   Gross gains                     1.4                  2.5              10.5               98.8
   Gross losses                     --                 39.0              34.1               91.4
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors, excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                           2000                1999                1998
   ---------------------------------------------------------------------------------------------------
   Debt securities                                     $ 92.1             $(199.2)             $ 18.9
   Equity securities                                     (5.5)               (3.4)              (16.1)
   Other                                                 21.5               (27.6)               15.4
   ---------------------------------------------------------------------------------------------------
       Subtotal                                         108.1              (230.2)               18.2
   Increase (decrease) in deferred income taxes
     (Refer to Note 10)                                  37.9               (80.6)                6.3
   ---------------------------------------------------------------------------------------------------
   Net changes in accumulated other comprehensive
     income (loss)                                     $ 70.2             $(149.6)             $ 11.9
   ===================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $92.9 million and $(189.7) million at December 31, 2000 and 1999, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive (loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                                             2000                1999                1998
   -----------------------------------------------------------------------------------------------------
   Total debt securities:
     Gross unrealized capital gains                      $ 78.5              $ 18.6              $157.3
     Gross unrealized capital losses                      (44.5)              (76.7)              (16.2)
   -----------------------------------------------------------------------------------------------------
                                                           34.0               (58.1)              141.1
   -----------------------------------------------------------------------------------------------------
   Equity securities:
     Gross unrealized capital gains                         6.0                12.5                13.1
     Gross unrealized capital losses                       (9.9)              (10.9)               (8.1)
   -----------------------------------------------------------------------------------------------------
                                                           (3.9)                1.6                 5.0
   -----------------------------------------------------------------------------------------------------
   Other:
     Gross unrealized capital gains                        15.0                 1.3                17.1
     Gross unrealized capital losses                       (5.9)              (13.7)               (1.8)
   -----------------------------------------------------------------------------------------------------
                                                            9.1               (12.4)               15.3
   -----------------------------------------------------------------------------------------------------
   Deferred income taxes (Refer to Note 10)                13.8               (24.1)               56.6
   -----------------------------------------------------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                                       $ 25.4              $(44.8)             $104.8
   =====================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                              2000                1999                1998
   ------------------------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
     during the year (1)                                  $70.1              $(146.3)             $38.3
   Less: reclassification adjustment for
     (losses) gains and other items included
     in net income (2)                                     (0.1)                 3.3               26.4
   ======================================================================================================
   Net unrealized gains (losses) on
     securities                                           $70.2              $(149.6)             $11.9
   ======================================================================================================

                  (1)   Pretax unrealized holding gains (losses) arising during the year were $108.0 million, $(225.2) million and $58.8 million for 2000, 1999 and 1998, respectively.
                  (2)   Pretax reclassification adjustments for (losses) gains and other items included in net income were $(0.1) million, $5.0 million and $40.6 million for 2000, 1999 and 1998,
                        respectively.

9.  SEVERANCE

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability of $10.7 million related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. The severance liability is based on a plan to eliminate approximately 175 positions (primarily in the retail annuity operations). The severance liability is reflected in other liabilities in the Consolidated Balance Sheets. Severance actions are expected to be substantially completed by December 31, 2001. No significant severance actions took place in 2000.

10. INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings, Inc. and the former Aetna provides for the settlement of balances owed by the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group, and owed to the Company for the use of its tax saving attributes in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with AICA. The Company allocates to each member, an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes in the consolidated federal income tax return.

    Income taxes from continuing operations consist of the following:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Current taxes (benefits):
  Federal                               $ 9.4          $  5.3          $ 64.3          $ 257.9
  State                                   0.2             2.6             2.5              3.0
  Net realized capital (losses)
    gains                                 0.3           (11.5)          (20.1)            16.8
-------------------------------------------------------------------------------------------------
                                          9.9            (3.6)           46.7            277.7
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                                (4.3)           83.2            31.3           (196.7)
  Net realized capital gains
    (losses)                              0.3            (1.5)           12.6            (13.9)
-------------------------------------------------------------------------------------------------
                                         (4.0)           81.7            43.9           (210.6)
-------------------------------------------------------------------------------------------------
    Total                               $ 5.9          $ 78.1          $ 90.6          $  67.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                One month       Eleven months
                                                  ended             ended          Year ended        Year ended
                                              December 31,      November 30,      December 31,      December 31,
  (Millions)                                      2000              2000              1999              1998
  ----------------------------------------------------------------------------------------------------------------
  Income from continuing operations
    before
    income taxes                                 $ 18.5            $ 249.6           $ 272.5           $ 239.9
  Tax rate                                           35%                35%               35%               35%
  ----------------------------------------------------------------------------------------------------------------
  Application of the tax rate                       6.4               87.4              95.4              84.0
  Tax effect of:
    State income tax, net of federal
      benefit                                       0.1                1.7               1.6               2.0
    Excludable dividends                           (0.9)             (12.6)             (6.1)            (17.1)
    Other, net                                      0.3                1.6              (0.3)             (1.8)
  ----------------------------------------------------------------------------------------------------------------
  Income taxes                                   $  5.9            $  78.1           $  90.6           $  67.1
  ================================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                                    2000                       1999
   -----------------------------------------------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs                         $  44.8                     $   --
     Insurance reserves                                          306.3                      323.1
     Unrealized gains allocable to experience rated
       contracts                                                  32.5                         --
     Net unrealized capital losses                                  --                       90.5
     Investment losses                                             9.0                        1.3
     Postretirement benefits other than pensions                   5.8                       24.8
     Deferred compensation                                        65.6                       42.5
     Sale of individual life insurance business                     --                       44.9
     Other                                                        21.1                       23.7
   -----------------------------------------------------------------------------------------------
   Total gross assets                                            485.1                      550.8
   -----------------------------------------------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                                  623.3                         --
     Deferred policy acquisition costs                              --                      324.0
     Market discount                                               4.9                        6.5
     Net unrealized capital gains                                 46.3                         --
     Unrealized losses allocable to experience rated
       contracts                                                    --                       66.4
     Depreciation                                                  4.4                        3.5
     Sale of Individual life insurance business                   15.1                         --
     Excludable dividends                                          5.0                         --
     Other                                                        34.1                         --
   -----------------------------------------------------------------------------------------------
   Total gross liabilities                                       733.1                      400.4
   -----------------------------------------------------------------------------------------------
   Net deferred tax (liability) asset                          $(248.0)                    $150.4
   ===============================================================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2000 and 1999, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2000. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

11. BENEFIT PLANS

    ALIAC, in conjunction with ING, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120 - month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amount that are tax-deductible. The accumulated benefit obligation and plan assets are recorded by ALIAC. As of the measurement date (i.e. December 13, 2000), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the former Aetna pension plan (based on the Company's total salary cost as a percentage of former Aetna's total salary cost) were $3.7 million and $6.6 million for the years ended December 31, 2000 and 1999, respectively. There were no charges in 1998 due to favorable plan asset performance.

    Effective January 1, 1999 ALIAC, in conjunction with former Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which credits employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on ALIAC's results of operations, liquidity or financial condition.

    In addition to providing pension benefits, ALIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2000, 1999 and 1998 were $1.2 million, $2.1 million and $1.0 million, respectively.

    ALIAC, in conjunction with ING, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. December 13, 2000), the projected benefit obligation exceeded the fair value of plan assets. The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2000, 1999 and 1998 were $1.4 million, $2.1 million and $1.4 million, respectively.

    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in certain investments are matched, up to 5% of compensation, by ING. Pretax charges to operations for former Aetna the incentive savings plan were $9.0 million, $7.7 million and $5.3 million in 2000, 1999 and 1998, respectively.

    Stock Plans--ALIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of ALIAC to ING America Insurance Holdings, Inc by former Aetna caused all outstanding stock options to vest immediately. The costs to the Company associated with the former Aetna stock plans for 2000, 1999 and 1998, were $2.7 million, $0.4 million and $4.2 million, respectively.

    During 2001, the benefits plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING meets this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the three years ended December 31, 2000. The costs to Aeltus associated with the deferred incentive compensation plan for 2000, 1999 and 1998, were $42.2 million, $4.7 million and $3.1 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ALIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company Funds pay Aeltus or ALIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ALIAC and certain of the Funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ALIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $506.3 million, $424.2 million and $349.0 million in 2000, 1999 and 1998, respectively.

    CAPITAL TRANSACTIONS

    The Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO in 2000. In 1998, the Company received capital contributions in the form of cash of $9.3 million from HOLDCO. The Company received no capital contribution in 1999.

    Refer to Note 7 for dividends paid to HOLDCO.

    OTHER

    Premiums due and other receivables include $4.7 million and $10.5 million due from affiliates in 2000 and 1999, respectively. Other liabilities include $4.1 million and $1.9 million due to affiliates for 2000 and 1999, respectively.

    Former Aetna transferred to the Company $.4 million, $.8 million and $1.7 million based on its decision not to settle state tax liabilities for the years 2000, 1999 and 1998, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business, with the exception of certain supplementary contracts with reserves of $74.9 million and $81.9 million as of December 31, 2000 and 1999, respectively, was sold to Lincoln (refer to Note 3).

    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $15.8 million, $17.9 million and $336.3 million and current and future benefits of $34.6 million, $8.6 million and $341.1 million, were assumed in 2000, 1999 and 1998, respectively. Investment income of $17.0 million was generated from a reinsurance loan to affiliate for the year ended December 31, 1998.

    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. The premium amount related to this agreement was $2.0 million for 1998. This agreement was terminated effective October 1, 1998.

    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life, (formerly an affiliate of the Company) to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in 1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $29.2 million and $33.4 million were maintained for this contract as of December 31, 2000 and 1999, respectively.

    The following table includes premium amounts ceded/assumed.

                                                             Ceded to      Assumed
                                                 Direct       Other       from Other      Net
   (Millions)                                    Amount     Companies     Companies      Amount
   ---------------------------------------------------------------------------------------------

               2000
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $366.6       $382.4        $ 15.8       $   --
     Accident and Health Insurance                 15.2         15.2            --           --
     Annuities                                    160.4          7.1           0.9        154.2
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $542.2       $404.7        $ 16.7       $154.2
   =============================================================================================

               1999
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $460.1       $478.0        $ 17.9       $   --
     Accident and Health Insurance                 33.4         33.4            --           --
     Annuities                                    111.5          4.9           0.9        107.5
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $605.0       $516.3        $ 18.8       $107.5
   =============================================================================================

               1998
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $166.8       $165.4        $340.6       $342.0
     Accident and Health Insurance                 16.3         16.3            --           --
     Annuities                                     80.8          2.9           1.5         79.4
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $263.9       $184.6        $342.1       $421.4
   =============================================================================================

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                              Investment
   Year ended December 31, 2000               Financial       Management      Discontinued
   (Millions) (1)                            Products (2)    Services (2)    Operations (2)    Other (2)      Total
   ------------------------------------------------------------------------------------------------------------------
   Revenue from external customers            $   692.1         $138.2                --        $(53.0)     $   777.3
   Net investment income                          905.8            2.8                --           3.8          912.4
   ------------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital (losses) gains                   $ 1,597.9         $141.0                --        $(49.2)     $ 1,689.7
   ==================================================================================================================
   Amortization of deferred policy
     acquisition costs                        $   115.6                                         $ 11.3      $   126.9
   ------------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)                    $    79.0         $  9.0                --        $ (4.0)     $    84.0
   ------------------------------------------------------------------------------------------------------------------
   Operating earnings (losses) (3)            $   204.7         $  9.7                --        $ (7.3)     $   207.1
   Net realized capital (losses) gains, net
     of tax                                       (23.1)           0.1                --            --          (23.0)
   ------------------------------------------------------------------------------------------------------------------
   Income (loss) from continuing operations       181.6            9.8                --          (7.3)         184.1
   Discontinued operations, net of tax:
     Amortization of deferred gain on
       sale (4)                                      --             --          $    5.7            --            5.7
   ------------------------------------------------------------------------------------------------------------------
   Net income (loss)                          $   181.6         $  9.8          $    5.7        $ (7.3)     $   189.8
   ==================================================================================================================
   Segment assets                             $54,117.7         $ 44.1          $2,991.2            --      $57,153.0
   ------------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets (5)            --             --                --        $  3.4      $     3.4
   ------------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                      --             --                --        $ 54.3      $    54.3
   ------------------------------------------------------------------------------------------------------------------

                  (1)   Year ended 2000 data reflects an aggregation of the
                        pre-acquisition period of the eleven months ended
                        November 30, 2000 and the post-acquisition period of one
                        month ended December 31, 2000.
                  (2)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (3)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.3 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                               Investment
Year ended December 31, 1999                   Financial       Management      Discontinued
(Millions)                                    Products (1)    Services (1)    Operations (1)    Other (1)      Total
----------------------------------------------------------------------------------------------------------------------
Revenue from external customers                $   551.1         $118.3                --        $(43.9)     $   625.5
Net investment income                              881.5            1.5                --           3.3          886.3
----------------------------------------------------------------------------------------------------------------------
Total revenue excluding net realized
  capital losses                               $ 1,432.6         $119.8                --        $(40.6)     $ 1,511.8
======================================================================================================================
Amortization of deferred policy
  acquisition costs                            $    93.4             --                --        $ 11.5      $   104.9
----------------------------------------------------------------------------------------------------------------------
Income taxes (benefits)                        $    87.5         $ 16.5                --        $(13.4)     $    90.1
----------------------------------------------------------------------------------------------------------------------
Operating earnings (losses) (2)                $   192.8         $ 28.1                --        $ (7.5)     $   213.4
Other item (3)                                        --             --                --         (17.5)         (17.5)
Net realized capital losses, net of tax            (14.0)            --                --            --          (14.0)
----------------------------------------------------------------------------------------------------------------------
Income (loss) from continuing operations           178.8           28.1                --         (25.0)         181.9
Discontinued operations, net of tax:
  Amortization of deferred gain on
    sale (4)                                          --             --          $    5.7            --            5.7
----------------------------------------------------------------------------------------------------------------------
Net income (loss)                              $   178.8         $ 28.1          $    5.7        $(25.0)     $   187.6
======================================================================================================================
Segment assets                                 $53,362.1         $ 36.6          $2,989.0            --      $56,387.7
----------------------------------------------------------------------------------------------------------------------
Expenditures for long-lived assets (5)                --             --                --        $  3.9      $     3.9
----------------------------------------------------------------------------------------------------------------------
Balance of long-lived assets                          --             --                --        $ 12.2      $    12.2
----------------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.2 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                             Investment
   Year ended December 31, 1998              Financial       Management      Discontinued
   (Millions)                               Products (1)    Services (1)    Operations (1)    Other (1)      Total
   -----------------------------------------------------------------------------------------------------------------
   Revenue from external customers           $   445.6         $96.7                 --        $(38.4)     $   503.9
   Net investment income                         865.3           1.5                 --           5.0          871.8
   -----------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital gains                           $ 1,310.9         $98.2                 --        $(33.4)     $ 1,375.7
   =================================================================================================================
   Amortization of deferred policy
     acquisition costs                       $    80.3            --                 --        $ 10.9      $    91.2
   -----------------------------------------------------------------------------------------------------------------
   Income Taxes (benefits)                   $    68.2         $14.7                 --        $(15.8)     $    67.1
   -----------------------------------------------------------------------------------------------------------------
   Operating earnings (2)                    $   171.0         $24.0                 --        $ (7.1)     $   187.9
   Other item (3)                                   --            --                 --         (22.4)         (22.4)
   Net realized capital gains, net of
     tax                                           7.3            --                 --            --            7.3
   -----------------------------------------------------------------------------------------------------------------
   Income from continuing operations             178.3          24.0                 --         (29.5)         172.8
   Discontinued operations, net of tax:
     Income from operations (4)                     --            --           $   61.8            --           61.8
     Immediate gain on sale (4)                     --            --               59.0            --           59.0
   -----------------------------------------------------------------------------------------------------------------
   Net income (loss)                         $   178.3         $24.0           $  120.8        $(29.5)     $   293.6
   =================================================================================================================
   Segment assets                            $44,367.4         $13.4           $2,946.4            --      $47,327.2
   -----------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets
     (5)                                            --            --                 --        $  6.4      $     6.4
   -----------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                     --            --                 --        $ 12.2      $    12.2
   -----------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the income from operations and the immediate gain on sale amounted to $32.1million and $29.3 million,
                        respectively.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

14. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into with or assumed from a former affiliate operating leases for office space. Since December 13, 2000, rent expense for these leases was immaterial. The future net minimum payments under noncancelable leases for 2001 through 2005 are estimated to be $25.5 million, $24.5 million, $21.5 million, $19.1 million and $16.3 million, respectively, and 29.9 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

                                     PART II
                     INFORMATION NOT REQUIRED IN PROSPECTUS
                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes (the "CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

                 REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 14 to Registration Statement No. 33-76004 is comprised of the following papers and documents:

    - The facing sheet.

    - One Prospectus for the AetnaVest and AetnaVest II Flexible Premium Variable Life Insurance Policy consisting of 117 pages

    - The undertaking to file reports

    - The undertaking pursuant to Rule 484

    - Indemnification

    - Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

    - The signatures

    - Written consents of the following persons:

        A.  Consent of Counsel (included as part of Exhibit No. 2 below)

        B.  Actuarial Consent (included as part of Exhibit No. 6 below)

        C.  Consent of Independent Auditors (included as Exhibit No. 7 below)

      The following Exhibits:

        1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

          (1)          Resolution establishing Variable Life Account B(1)

          (2)          Not Applicable

          (3)(i)       Master General Agent Agreement(1)

          (3)(ii)      Life Insurance General Agent Agreement(1)

          (3)(iii)     Broker Agreement(1)

          (3)(iv)      Life Insurance Broker-Dealer Agreement(1)

          (3)(v)       Principal Underwriting Agreement between Aetna Life Insurance and Annuity Company and
                       Aetna Investment Services, LLC, effective as of November 17, 2000(2)

          (4)          Not Applicable

          (5)(i)       AetnaVest I Policy (Policy No. 38899)(3)

          (5)(ii)      Endorsement (70279-97) to Policy No. 38899(4)

          (5)(iii)     AetnaVest II Policy, including Term Rider (Policy No. 38899-90)(3)

          (5)(iv)      Amendment Rider (70194-94) to AetnaVest I Policy (Policy No. 38899)(3)

          (5)(v)       Amendment Rider (70195-94(NY)) to AetnaVest II Policy (Policy No. 38899-90)(3)

          (6)(i)       Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

          (6)(ii)      Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity
                       Company(6)

          (6)(iii)     By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(7)

          (7)          Not Applicable

          (8)(i)       Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
                       Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                       Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of
                       May 1, 1998(8)

          (8)(ii)      Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna
                       Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
                       Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
                       Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                       Investment Management, Inc. dated as of May 1, 1998(9)

          (8)(iii)     Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among
                       Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                       Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                       Investment Management, Inc. dated as of May 1, 1998 and amended on
                       November 9, 1998(10)

          (8)(iv)      Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among
                       Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                       Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                       Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(11)

          (8)(v)       Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna
                       Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
                       Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
                       Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                       Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998,
                       December 31, 1999 and February 11, 2000(11)

          (8)(vi)      Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among
                       Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                       Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
                       Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
                       Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December
                       31, 1999, February 11, 2000 and May 1, 2000(12)

          (8)(vii)     Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance
                       and Annuity Company in connection with the sale of shares of Aetna Variable Fund,
                       Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
                       Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(8)

          (8)(viii)    Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment
                       Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                       Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
                       Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
                       Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(9)

          (8)(ix)      Second Amendment dated February 11, 2000 to Service Agreement between Aeltus
                       Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
                       connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
                       Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
                       Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1,
                       1998 and November 14, 1998(11)

          (8)(x)       Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment
                       Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                       Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
                       Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
                       Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November
                       14, 1998 and February 11, 2000(11)

          (8)(xi)      Fund Participation Agreement between Aetna Life Insurance and Annuity Company,
                       Variable Insurance Products Fund and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                       1996 and March 1, 1996(6)

          (8)(xii)     Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between
                       Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                       Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
                       1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)

          (8)(xiii)    Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between
                       Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                       Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
                       1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
                       1997(14)

          (8)(xiv)     Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between
                       Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                       Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
                       1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                       November 6, 1997(8)

          (8)(xv)      Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna
                       Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
                       Distributors Corporation dated February 1, 1994 and amended on December 15, 1994,
                       February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November
                       6, 1997 and May 1, 1998(10)

          (8)(xvi)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company,
                       Variable Insurance Products Fund II and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                       January 1, 1996 and March 1, 1996(6)

          (8)(xvii)    Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between
                       Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
                       Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
                       1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996(13)

          (8)(xviii)   Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II
                       and Fidelity Distributors Corporation dated February 1, 1994 and amended on December
                       15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
                       1997(15)

          (8)(xix)     Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between
                       Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
                       Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
                       1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                       January 20, 1998(8)

          (8)(xx)      Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna
                       Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
                       Distributors Corporation dated February 1, 1994 and amended on December 15, 1994,
                       February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January
                       20, 1998 and May 1, 1998(10)

          (8)(xxi)     Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity
                       Investments Institutional Operations Company dated as of November 1, 1995(16)

          (8)(xxii)    Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and
                       Annuity Company and Fidelity Investments Institutional Operations Company dated as of
                       November 1, 1995(10)

          (8)(xxiii)   Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance
                       and Annuity Company dated May 2, 1997(9)

          (8)(xxiv)    Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and
                       Annuity Company and Janus Capital Corporation dated December 8, 1997(17)

          (8)(xxv)     Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen
                       Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation
                       dated December 8, 1997(9)

          (8)(xxvi)    Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus
                       Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital
                       Corporation dated December 8, 1997 and amended on October 12, 1998(10)

          (8)(xxvii)   Amendment dated August 1, 2000 to Fund Participation Agreement among Janus Aspen
                       Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation
                       dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(18)

          (8)(xxviii)  Service Agreement between Janus Capital Corporation and Aetna Life Insurance and
                       Annuity Company dated December 8, 1997(17)

          (8)(xxix)    First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital
                       Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(18)

          (8)(xxx)     Distribution and Shareholder Services Agreement--Service Shares of Janus Aspen Series
                       (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and
                       Aetna Life Insurance and Annuity Company(18)

          (8)(xxxi)    Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and
                       Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds,
                       Inc.(19)

          (8)(xxxii)   First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna
                       Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and
                       Oppenheimer Funds, Inc. dated March 11, 1997(10)

          (8)(xxxiii)  Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and
                       Aetna Life Insurance and Annuity Company(19)

          (9)          Not Applicable

          (10)(i)      Application (70059-96)(20)

          (10)(ii)     Application (70059-96ZNY)(20)

          (10)(iii)    Application Supplement (70268-97 (3/98))(20)

        2.  Opinion and Consent of Counsel
        3.  Not Applicable
        4.  Not Applicable
        5.  Not Applicable
        6.  Actuarial Opinion and Consent
        7.  (a) Consent of Independent Auditors--KPMG LLP
            (b) Consent of Ernst & Young LLP, Independent
            Auditors
        8.  (a) Copy of Power of Attorney(12)
            (b) Certificate of Resolution Authorizing
            Signature by Power of Attorney(21)

1.  Incorporated by reference to Post-Effective
    Amendment No. 2 to Registration Statement on Form
    S-6 (File No. 33-76004), as filed on February 16,
    1996.
2.  Incorporated by reference to Pre-Effective
    Amendment No. 1 to Registration Statement on Form
    N-4 (File No. 333-49176), as filed on November 30,
    2000.
3.  Incorporated by reference to Post-Effective
    Amendment No. 6 to Registration Statement on Form
    S-6 (File No. 33-76004), as filed on April 22,
    1997.
4.  Incorporated by reference to Post-Effective
    Amendment No. 8 to Registration Statement on Form
    S-6 (File No. 33-76004), as filed on July 14,
    1997.
5.  Incorporated by reference to Post-Effective
    Amendment No. 1 to Registration Statement on Form
    S-1 (File No. 33-60477), as filed on April 15,
    1996.
6.  Incorporated by reference to Post-Effective
    Amendment No. 12 to Registration Statement on Form
    N-4 (File No. 33-75964), as filed on February 11,
    1997.
7.  Incorporated by reference to Post-Effective
    Amendment No. 12 to Registration Statement on Form
    N-4 (File No. 33-91846), as filed on October 30,
    1997.
8.  Incorporated by reference to Registration
    Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
9.  Incorporated by reference to Post-Effective
    Amendment No. 2 to Registration Statement on Form
    N-4 (File No. 333-56297), as filed on December 14,
    1998.
10. Incorporated by reference to Post-Effective
    Amendment No. 19 to Registration Statement on Form
    N-4 (File No. 333-01107), as filed on
    February 16, 2000.
11. Incorporated by reference to Post-Effective
    Amendment No. 20 to Registration Statement on Form
    N-4 (File No. 333-01107), as filed on April 4,
    2000.

12. Incorporated by reference to Post-Effective
    Amendment No. 18 to Registration Statement on Form
    N-4 (File No. 33-81216), as filed on April 9,
    2001.
13. Incorporated by reference to Post-Effective
    Amendment No. 30 to Registration Statement on Form
    N-4 (File No. 33-34370), as filed on September 29,
    1997.
14. Incorporated by reference to Post-Effective
    Amendment No. 16 to Registration Statement on Form
    N-4 (File No. 33-75964), as filed on February 9,
    1998.
15. Incorporated by reference to Post-Effective
    Amendment No. 7 to Registration Statement on Form
    S-6 (File No. 33-75248), as filed on February 24,
    1998.
16. Incorporated by reference to Post-Effective
    Amendment No. 3 to Registration Statement on Form
    N-4 (File No. 33-88720), as filed on June 28,
    1996.
17. Incorporated by reference to Post-Effective
    Amendment No. 10 to Registration Statement on Form
    N-4 (File No. 33-75992), as filed on December 31,
    1997.
18. Incorporated by reference to Post-Effective
    Amendment No. 22 to Registration Statement on Form
    N-4 (File No. 333-01107), as filed on August 14,
    2000.
19. Incorporated by reference to Post-Effective
    Amendment No. 27 to Registration Statement on Form
    N-4 (File No. 33-34370), as filed on April 16,
    1997.
20. Incorporated by reference to Post-Effective
    Amendment No. 3 to Registration Statement on Form
    S-6 (File No. 33-64277), as filed on February 25,
    1998.
21. Incorporated by reference to Post-Effective
    Amendment No. 5 to Registration Statement on Form
    N-4 (File No. 33-75986), as filed on April 12,
    1996.

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 33-76004) and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 30th day of April, 2001.

  (SEAL)                               VARIABLE LIFE ACCOUNT B OF AETNA LIFE
                                       INSURANCE AND ANNUITY COMPANY
                                       (REGISTRANT)
              /S/ LENA RABBITT
       ------------------------------
                Lena Rabbitt
       ASSISTANT CORPORATE SECRETARY
  ATTEST:
                                                     AETNA LIFE INSURANCE AND
                                                         ANNUITY COMPANY
                                                           (Depositor)
                                       By:

                                                     /s/ THOMAS J. MCINERNEY*
                                             ----------------------------------------
                                                       Thomas J. McInerney
                                                   PRINCIPAL EXECUTIVE OFFICER
                                       By:

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

              Signature                         Title                    Date
              ---------                         -----                    ----
      /s/ THOMAS J. MCINERNEY*        Director and President      )
 -----------------------------------    (principal executive      )
         Thomas J. McInerney            officer)                  )
                                                                  )

        /s/ WAYNE R. HUNEKE*          Director and Chief          ) April 30,
 -----------------------------------    Financial                 ) 2001)
           Wayne R. Huneke              Officer                   )

          /s/ RANDY LOWERY*                                       )
 -----------------------------------  Director                    )
          Phillip R. Lowery                                       )
                                                                  )

      /s/ ROBERT C. SALIPANTE*                                    )
 -----------------------------------  Director                    )
         Robert C. Salipante                                      )

        /s/ MARKE A. TULLIS*                                      )
 -----------------------------------  Director                    )
           Mark A. Tullis                                         )

        /s/ DEBORAH KOLTENUK*                                     )
 -----------------------------------  Corporate Controller        )
          Deborah Koltenuk                                        )

 By:    /s/ MICHAEL A. PIGNATELLA
      ------------------------------
          Michael A. Pignatella
            *ATTORNEY-IN-FACT

                             VARIABLE LIFE ACCOUNT B
                                 EXHIBIT INDEX

EXHIBIT NO.  EXHIBIT
-----------  -------
  99-2       Opinion and Consent of Counsel
  99-6       Actuarial Opinion and Consent
  99-7(a)    Consent of Independent Auditors--KPMG LLP
  99-7(b)    Consent of Ernst & Young LLP, Independent Auditors